AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 23, 2015

                                                              File No. 033-42484
                                                              File No. 811-06400

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 260                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 261                             /X/

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

                                 1-800-932-7781
                        (Registrant's Telephone Number)

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                    Copy to:

Sean Graber, Esquire                               Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP                        c/o SEI Investments
1701 Market Street                                 One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                   Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
          / /  Immediately upon filing pursuant to paragraph (b)
          / /  On [date] pursuant to paragraph (b)
          / /  60 days after filing pursuant to paragraph (a)(1)
          / /  75 days after filing pursuant to paragraph (a)(2)
          /X/  On February 28, 2016 pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                        THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS

                                [MARCH 1, 2016]

                        SANDS CAPITAL GLOBAL GROWTH FUND
                              TICKER SYMBOL: SCMGX

                           INSTITUTIONAL CLASS SHARES

                              INVESTMENT ADVISER:
                         SANDS CAPITAL MANAGEMENT, LLC

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                                  PAGE
FUND SUMMARY ..................................................... XX
     INVESTMENT OBJECTIVE ........................................ XX
     FUND FEES AND EXPENSES ...................................... XX
     PRINCIPAL INVESTMENT STRATEGY ............................... XX
     PRINCIPAL RISKS ............................................. XX
     PERFORMANCE INFORMATION ..................................... XX
     INVESTMENT ADVISER .......................................... XX
     PORTFOLIO MANAGERS .......................................... XX
     PURCHASE AND SALE OF FUND SHARES ............................ XX
     TAX INFORMATION ............................................. XX
     PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL
          INTERMEDIARIES ......................................... XX
MORE INFORMATION ABOUT RISK ...................................... XX
MORE INFORMATION ABOUT FUND INVESTMENTS .......................... XX
INFORMATION ABOUT PORTFOLIO HOLDINGS ............................. XX
MORE INFORMATION ABOUT THE INVESTMENT ADVISER .................... XX
PORTFOLIO MANAGERS ............................................... XX
PURCHASING, SELLING AND EXCHANGING FUND SHARES ................... XX
OTHER POLICIES ................................................... XX
SHAREHOLDER SERVICING ARRANGEMENTS ............................... XX
PAYMENTS TO FINANCIAL INTERMEDIARIES ............................. XX
DIVIDENDS AND DISTRIBUTIONS ...................................... XX
TAXES ............................................................ XX
FINANCIAL HIGHLIGHTS ............................................. XX
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND .................... Back Cover




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SANDS CAPITAL GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE

The Sands Capital Global Growth Fund's (the "Fund") investment objective is long-term capital appreciation.

FUND FEES AND EXPENSES

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD INSTITUTIONAL CLASS SHARES OF THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 SANDS CAPITAL
                                                                 GLOBAL GROWTH
                                                                     FUND
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,                  2.00%
if shares redeemed have been held for less than 90 days)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


                                                             INSTITUTIONAL CLASS
                                                                    SHARES

Management Fees                                                      0.85%
Other Expenses                                                       [XX]%
                                                                     -----
Total Annual Fund Operating Expenses                                 [XX]%
                                                                     -----
Less Fee Reductions and/or Expense Reimbursements                    [XX]%
                                                                     -----
Total Annual Fund Operating Expenses After Fee                       [XX]%
Reductions and/or  Expense Reimbursements(1)                         -----

(1) Sands Capital Management, LLC (the "Adviser") has contractually agreed to waive or reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.10% of the Fund's Institutional Class Shares' average daily net assets (the "expense cap") until March 31, 2017. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time, or (ii) by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on March 31, 2017.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR      3 YEARS      5 YEARS      10 YEARS
               $[XX]        $[XX]        $[XX]         $[XX]


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was [XX]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests primarily in equity securities of publicly-traded companies located anywhere in the world, including equity securities in developed and emerging markets. Under normal market conditions, the Fund expects to invest in at least three countries, including the United States, and invest at least 30% of its net assets, plus the amount of any borrowings for investment purposes, in issuers organized or located outside of the United States. In making investment decisions for the Fund, Sands Capital Management, LLC (the "Adviser") focuses on companies that generate (or that the Adviser expects to generate) above average earnings growth and that, in the Adviser's opinion, are leading growth businesses in the marketplace. The Fund typically invests in a portfolio of 30-50 issuers that the Adviser believes represents the best opportunities to achieve the Fund's investment objective and, from time to time, may heavily invest in a particular sector. In selecting securities for the Fund, the Adviser utilizes a fundamental, bottom-up, business-focused research approach. This research starts with internal competitive landscape analysis, ongoing participation at industry conferences, review of industry and trade periodicals and quantitative screens to populate an initial universe of publicly traded companies that it expects will generate above average earnings growth. The Adviser then evaluates each company for six key investment criteria:

     o    sustainable above-average earnings growth;

     o    leadership position in a promising business space;

     o    significant competitive advantages;

     o    clear mission and value-added focus;

     o    financial strength; and

     o    rational valuation relative to the market and business prospects.

Companies that the Adviser determines may meet all six investment criteria are then screened with in-depth qualitative and quantitative research, including a full competitive analysis and proprietary financial modeling. This additional screening also typically includes identifying the key metrics for a particular

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business or industry, any specific risks or issues relating to a company, as well as a hypothetical "sell case," i.e. evaluating a range of scenarios under which a position in a security would be reduced or sold.

The Fund intends to buy and hold securities for the long term and seeks to maintain a low level of portfolio turnover. The portfolio turnover rate of the Fund is expected to be below 50% of the average value of its portfolio. The Adviser employs a sell discipline in which the security of a company is sold if an issue emerges that negatively impacts the Adviser's assessment of one or more of the six investment criteria discussed above and the Adviser believes that the issue cannot be resolved within an acceptable time frame. The Adviser may also sell a holding if it becomes materially overvalued versus its underlying business, for risk management purposes, and/or if a more attractive investment opportunity presents itself.

While the Fund may invest in equity securities of companies of any size, the Fund will primarily invest in large and mid-capitalization companies given the Adviser's focus on what it considers to be established business "leaders." As such, the Fund will generally not invest in companies with a market capitalization of less than $2 billion and its total median market capitalization will typically be significantly greater than that of the MSCI Barra's ("MSCI") All Country World Index, the Fund's benchmark. As of December 31, 2015, the total median market capitalization of the MSCI All Country World Index was $[XX] billion.

The equity securities in which the Fund invests include common stocks as well as preferred securities. The Fund may also purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs" and, together with ADRs and EDRs, "Depositary Receipts"), which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company. From time to time, the Fund may have significant investments in one or more countries. The Fund may invest up to the greater of 30% of its net assets or three times the emerging markets component of the MSCI All Country World Index, in securities of companies located in emerging markets. As of December 31, 2015, the emerging markets component of the MSCI All Country World Index was [XX]% of the total index. The Fund may use foreign exchange spot contracts to seek to hedge currency exposure. A foreign exchange spot contract is an agreement to buy or sell a specific currency for immediate delivery (i.e., "on the spot") as opposed to at a set date in the future.

The Fund may also invest in derivatives, specifically (i) foreign exchange forwards to seek to hedge currency exposure and (ii) "market access products," to seek to gain economic exposure to markets where holding an underlying security is not feasible. A market access product is a derivative security that provides market exposure to an underlying foreign issuer. Examples of market access products are low exercise price warrants ("LEPWs") and participatory notes ("P-notes"), both of which allow the holder to gain exposure to issuers in certain countries. A LEPW entitles the holder to purchase a security with an exercise price significantly below the market price of the underlying security. Because of its low exercise price, a LEPW is virtually certain to be exercised and the value and performance of its intrinsic value is effectively identical to that of the underlying security. These features are designed to allow participation in the performance of a security where there are legal or financial obstacles to purchasing the underlying security directly. If the LEPW is cash-settled, the buyer profits to the same extent as with a direct holding in the underlying security, but without having to transact in it. P-notes are derivatives that are generally traded over the counter and constitute general unsecured contractual obligations of the banks and broker-dealers that issue them. Generally, these banks and broker-dealers buy securities listed on certain foreign exchanges and then issue P-notes which are designed to replicate the performance of certain issuers and markets. The Fund may invest up to 20% of its net assets in market access products.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission ("SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

The Fund may invest in companies located or doing business in emerging market countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. For purposes of determining whether a particular country is considered a developed market or an emerging market, the Fund uses the designation set forth by the MSCI, a prominent provider of investment tools and data services for institutions worldwide.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. Differences in tax and accounting standards and difficulties in obtaining information about foreign governments or foreign companies may impair investment decisions. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. The Fund may incur operating expenses that are higher than those of mutual funds that invest exclusively in U.S. equity securities due to higher custodial fees and brokerage commissions associated with investments in foreign securities. These risks may be magnified in less-established emerging markets.

As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities. The mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

The Fund pursues a "growth style" of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

The Fund's use of foreign exchange forwards and market access products (including P-Notes and LEPWs) is subject to market risk, correlation risk, valuation risk, liquidity risk and credit risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund would like, which may cause the Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund's management or performance. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. The Fund's use of foreign exchange forwards is also subject to leverage risk and hedging risk. Leverage risk is the

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risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Hedging risk in this context is the risk that the derivatives instrument used for hedging currency exposure may also limit any potential gain that may result from a change in relative values of the underlying currencies. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

From time to time, the Fund may heavily invest in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class Shares of the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's Institutional Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-888-826-5646.


                               2011     (3.09)%
                               2012     20.22%
                               2013     26.42%
                               2014      4.80%
                               2015      [XX]%

                       BEST QUARTER      WORST QUARTER
                         [17.05]%          ([15.29])%
                      ([03/31/2012])     ([09/30/2011])


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2015 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax

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situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

                                                                                               SINCE
                                                                                             INCEPTION
 INSTITUTIONAL CLASS SHARES                                         1 YEAR      5 YEARS      (3/31/10)
-----------------------------------------------------------------------------------------------------------
 Fund Returns Before Taxes                                          [XX]%       [XX]%          [XX]%
 Fund Returns After Taxes on Distributions                          [XX]%       [XX]%          [XX]%
 Fund Returns After Taxes on Distributions and Sale of Fund         [XX]%       [XX]%          [XX]%
   Shares
 MSCI All Country World Index (reflects no deduction for fees,      [XX]%       [XX]%          [XX]%
   expenses, or taxes)

INVESTMENT ADVISER

Sands Capital Management, LLC

PORTFOLIO MANAGERS

Sunil H. Thakor, CFA, Research Analyst and Senior Portfolio Manager, has managed the Fund since its inception in 2010.

David E. Levanson, CFA, Research Analyst and Senior Portfolio Manager, has managed the Fund since its inception in 2010.

T. Perry Williams, CFA, Research Analyst and Senior Portfolio Manager, has managed the Fund since 2013.

PURCHASE AND SALE OF FUND SHARES

To purchase Institutional Class Shares of the Fund for the first time, including an initial purchase through an IRA, you must invest at least $1 million. The Fund may accept investments of smaller amounts in its sole discretion. There is no minimum for subsequent investments.

If you own your shares directly, you may redeem your shares on any day that the New York Stock Exchange is open for business by contacting the Fund directly by mail or telephone at 1-888-826-5646.

If you own your shares through an account with a broker or other institution, contact that broker or institution to redeem your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT RISK

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Equity securities include common and preferred stocks, as well as interests in Depositary Receipts. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in Depositary Receipts are subject to many of the risks associated with investing directly in foreign securities, which are discussed below. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value ("NAV") to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Investments in securities of foreign companies or governments (including direct investments as well as through Depositary Receipts) can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial standards than U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio. These risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund's use of foreign exchange forwards and market access products (including P-Notes and LEPWs) is subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since certain derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. There can be no assurance that the Adviser's use of derivatives will be successful in achieving its intended goals.

     P-NOTES. P-Notes are derivatives that are generally traded over-the-counter and constitute general unsecured contractual obligations of the banks and broker-dealers that issue them. Generally, these banks and broker-dealers buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not correlate exactly to the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, but is subject to the same risks as if it invested directly in the underlying security.

     LEPWS. The Fund may invest in low exercise price warrants, which are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. These warrants entail substantial credit risk, since the issuer of the warrant holds the purchase price of the warrant (approximately equal to the value of the underlying investment at the time of the warrant's issue) for the life of the warrant.

     FORWARD CONTRACTS. A forward contract involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for the Fund's account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they also involve a high degree of leverage.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investment objective of the Fund is long-term capital appreciation. This investment objective may be changed without shareholder approval, upon 60 days' prior written notice to shareholders.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation. The Fund intends to remain as fully invested as practicable regardless of market conditions.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as the strategies described in this prospectus, are described in detail in the Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the SAI.

MORE INFORMATION ABOUT THE INVESTMENT ADVISER

Sands Capital Management, LLC, a Delaware limited liability company, serves as investment adviser to the Fund. The Adviser was initially formed in 1992 as a Sub-Chapter S-Corporation and converted to a limited liability company in 2005. The Adviser's principal place of business is located at 1101 Wilson Boulevard, Suite 2300, Arlington, VA 22209. The Adviser is an independent investment management firm focused exclusively on portfolios of high quality growth companies. Clients include corporate pension plans, public plans, endowments, foundations, Taft-Hartley plans, family offices and individuals. As of December 31, 2015, the Adviser had approximately $[XX] billion in assets under management. The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For its services to the Fund, the Adviser is entitled to an investment advisory fee, which is calculated daily and paid monthly, at an annual rate of 0.85% based on the average daily net assets of the Fund. The Adviser has contractually agreed to waive or reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) for Institutional Class Shares of the Fund from exceeding 1.10% of the Fund's Institutional Class Shares' average daily net assets (the "expense cap") until March 31, 2017. To maintain this expense cap, the Adviser may waive a portion of its management fee and/or reimburse certain expenses of the Fund. If at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. For the fiscal year ended October 31, 2015, the Fund paid [XX]% of its average daily net assets (after fee waivers) in advisory fees to the Adviser.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's Semi-Annual Report to Shareholders dated April 30, 2016, which will cover the period from November 1, 2015 to April 30, 2016.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals, each of whom is jointly and primarily responsible for the day-to-day management of the Fund.

Sunil H. Thakor, CFA, is a portfolio manager for the Fund. Mr. Thakor, Senior Portfolio Manager, Research Analyst, and Managing Director, has worked for the Adviser since 2004. Previous to his current positions, Mr. Thakor served as a Research Analyst and an Intern from 2004-2005. Prior to joining the Adviser, he worked as an Associate and Analyst for Charles River Associates, Inc. from 1999-2004. Mr. Thakor received his BA degree in Economics-Mathematics from Colby College and his MBA in 2006 from Columbia Business School at Columbia University.

David E. Levanson, CFA, is a portfolio manager for the Fund. Mr. Levanson, Senior Portfolio Manager, Research Analyst, and Executive Managing Director, worked for the Adviser from 1992-1994 and rejoined the firm in 2002. From 1996-1999, he was a Vice President and Research Analyst at State Street Research & Management and from 1999-2002 he worked as a Research Analyst at MFS Investment Management. Prior to joining the Adviser in 1992, Mr. Levanson was a Research Analyst at the Capital Management Group, Folger Nolan Fleming Douglas, Inc. from 1990-1992. Mr. Levanson received his BS degree in Finance from the University of Florida and his MBA in 1996 from the Darden School at the University of Virginia.

T. Perry Williams, CFA, is a portfolio manager for the Fund. Mr. Williams, Senior Portfolio Manager, Research Analyst, Director of Research, and Executive Managing Director, has worked for the Adviser since 2004. Mr. Williams initially joined the Adviser as a Director of Client Relations in 2004, and he transitioned to the Investment Team in 2006. Prior to joining the Adviser in 2004, Mr. Williams served as a Principal and Consultant at Mercer Investment Consulting, Inc. from 1995-2004. Mr. Williams received his BS degree in Finance from the University of Virginia in 1994 and his Master of Management degree in 1999 from the Kellogg Graduate School of Management at Northwestern University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of Fund shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Class Shares of the Fund.

Institutional Class Shares are for individual and institutional investors.

For information regarding the federal income tax consequences of transactions in shares of the Fund, including information about cost basis reporting, see "Taxes."

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund, complete and send in the application. If you need an application or have questions, please call 1-888-826-5646.

All investments must be made by check, Automated Clearing House ("ACH"), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

You may also buy shares through accounts with financial intermediaries, such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through a financial intermediary, you will have to follow its procedures, which may be different from the procedures for investing directly. Your financial intermediary may charge a fee for its services in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your financial intermediary. Please contact your financial intermediary for more information.

The Fund reserves the right to suspend all sales of new shares or to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Excessive Trading Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest By Mail" stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the share class and the Fund's name. Make your check payable to "Sands Capital Global Growth Fund."

REGULAR MAIL ADDRESS

Sands Capital Global Growth Fund
P.O. Box 219009
Kansas City, MO 64121-9009

EXPRESS MAIL ADDRESS

Sands Capital Global Growth Fund
c/o DST Systems, Inc.
430 West 7th Street
Kansas City, MO 64105

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Fund's transfer agent. The share price used to fill the purchase order is the next price calculated by the Fund after the Fund's transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

BY WIRE

To open an account by wire, first call 1-888-826-5646 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund's name, share class and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA #101000695
Sands Capital Global Growth Fund
DDA Account #9870523965
Ref: Fund name/share class/account number/account name

PURCHASES IN-KIND

Subject to the approval of the Fund, an investor may purchase shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Fund reserves the right to amend or terminate this practice at any time.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share will be the NAV next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number or tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Fund may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by the Fund after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption orders for Fund shares ("authorized institutions"). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution's designee, receives the order. Orders will be priced at the Fund's NAV next computed after they are received by an authorized institution or an authorized institution's designee. To determine whether your financial intermediary is an authorized institution or an authorized institution's designee such that it may act as agent on behalf of the Fund with respect to purchase and redemption orders for Fund shares, you should contact them directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. Pursuant to the policies adopted by and under the ultimate supervision of the Board, these methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value -- for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information as related to the securities.

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

MINIMUM INVESTMENTS

You can open an account with the Fund with a minimum initial investment of $1 million. The Fund may accept investments of smaller amounts in its sole discretion. There is no minimum for subsequent investments.

FUND CODES

The reference information listed below will be helpful to you when you contact the Fund to purchase Institutional Class Shares, check daily NAV or obtain additional information.

 FUND NAME              SHARE CLASS     TICKER SYMBOL     CUSIP     FUND CODE
 Sands Capital Global   Institutional       SCMGX       00769G303     1291
 Growth Fund

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-826-5646.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to close your account, or have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that we must be provided with the original guarantee. Signature guarantees are for the protection of our shareholders. Before it grants a redemption request, the Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership may require additional documentation along with a signature guaranteed letter of instruction. The Fund participates in the Paperless Legal Program (the "Program"), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at 1-888-826-5646 for more information.

The sale price will be the NAV next determined after the Fund receives your request in proper form.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after it receives your request. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

BY MAIL

To redeem shares by mail, please send a letter to the Fund signed by all registered parties on the account specifying:

     o    The Fund name;

     o    The share class;

     o    The account number;

     o    The dollar amount or number of shares you wish to redeem;

     o    The account name(s); and

     o    The address to which redemption (sale) proceeds should be sent.


All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

REGULAR MAIL ADDRESS

Sands Capital Global Growth Fund
P.O. Box 219009
Kansas City, MO 64121-9009

EXPRESS MAIL ADDRESS

Sands Capital Global Growth Fund
c/o DST Systems, Inc.
430 West 7th Street
Kansas City, MO 64105

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Fund's transfer agent. The share price used to fill the sell order is the next price calculated by the Fund after the Fund's transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

REDEMPTIONS IN-KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). The Fund may also redeem in kind to discourage short term trading of shares. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $100,000 because of redemptions, you may be required to sell your shares. The Fund generally will provide you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares. If your shares are redeemed for this reason within 90 days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 90 days. The redemption fee is deducted from the Fund's sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The Fund reserves the right to reduce all or a portion of the redemption fee in its discretion when it believes such reduction is in the best interests of the Fund, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; and (v) retirement loans and withdrawals.

HOW TO EXCHANGE FUND SHARES

At no charge, you may convert Institutional Class Shares of the Fund directly to Investor Class Shares of the Fund, subject to the fees and expenses of Investor Class Shares, and provided that you meet the eligibility requirements applicable to investing in Investor Class Shares, as set forth in the Investor Class Shares prospectus. An exchange between share classes of the Fund is not a taxable event.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests and experiencing increased transaction costs.

Because the Fund may invest in mid-cap securities, which often may trade in lower volumes and may be less liquid, the Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund's shares may have a greater impact on the market price of these types of securities.

In addition, because the Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares if the prices of the Fund's foreign securities do not reflect their fair value. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Fund uses fair value pricing, see "How the Fund Calculates NAV."

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

     o Shareholders are restricted from making more than five (5) "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Fund assesses a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 90 days (subject to certain exceptions as discussed in "Redemption Fee").

     o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. The Fund has entered into "information sharing agreements" with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary's customers that invest in the Fund. If the Fund or its service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Fund, the Fund or its service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Fund or its service providers determine that the trading activity of any customer may be detrimental to the Fund, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. If the Fund is not satisfied that the intermediary has taken appropriate action, the Fund may terminate the intermediary's ability to transact in Fund shares. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

The Fund and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Fund to identify or prevent all such trading by a financial intermediary's customers. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

UNCLAIMED PROPERTY

Each state has rules governing the definition and treatment of unclaimed property. Triggers include inactivity (e.g., no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. Once property is flagged as unclaimed, an attempt is made to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state. More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-888-826-5646.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Fund's shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" and "Shareholder Services" in the Fund's SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of the Fund' shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

YOU SHOULD ALWAYS CONSULT YOUR TAX ADVISOR FOR SPECIFIC GUIDANCE REGARDING THE FEDERAL, STATE AND LOCAL TAX EFFECTS OF YOUR INVESTMENT IN THE FUND. The following is a summary of the U.S. federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Long-term capital gains distributions and distributions that are reported by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains and currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). Once a year the Fund (or its administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors.

Each sale of shares of the Fund may be a taxable event. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less and long term if you held the shares for longer. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

Effective January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use a default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of the Fund consist of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Fund (or its administrative agent) will notify you if it makes an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Institutional Class Shares of the Fund. The financial highlights table is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information contained in the table reflects the financial results for a single Institutional Class Share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions were reinvested. The information provided below has been audited by [XX], independent registered public accounting firm for the Fund. The financial statements and the unqualified opinion of [XX] are included in the 2015 Annual Report of the Fund, which is available upon request by calling the Fund at 1-888-826-5646.

SANDS CAPITAL GLOBAL                       YEAR          YEAR          YEAR          YEAR          YEAR
GROWTH FUND --                            ENDED         ENDED         ENDED         ENDED         ENDED
INSTITUTIONAL CLASS                      OCTOBER       OCTOBER       OCTOBER       OCTOBER       OCTOBER
                                         31, 2015      31, 2014      31, 2013      31, 2012      31, 2011
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of             $[XX]         $16.96        $13.31        $12.15        $11.49
                                         --------      --------      --------      --------      --------
Period
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss)+            [XX]          (0.03)         0.11          0.02          0.03
  Net Realized and Unrealized Gain         [XX]           1.61          3.71          1.18          0.66
                                         --------      --------      --------      --------      --------
       Total From Investment
       Operations                          [XX]           1.58          3.82          1.20          0.69
                                         --------      --------      --------      --------      --------
  DIVIDENDS AND DISTRIBUTIONS
  FROM:
        Net Investment Income              [XX]             --         (0.15)          --            --
        Net Realized Gains                 [XX]          (0.30)        (0.02)       (0.04)         (0.03)
                                         --------      --------      --------      --------      --------
  Total Dividends and Distributions        [XX]          (0.30)        (0.17)       (0.04)         (0.03)
                                         --------      --------      --------      --------      --------
  Redemption Fees^                         [XX]             --            --           --             --
                                         --------      --------      --------      --------      --------
Net Asset Value, End of Period            $[XX]         $18.24        $16.96       $13.31         $12.15
                                         ========      ========      ========      ========      ========
TOTAL RETURN++                             [XX]%          9.49%        28.99%        9.90%          6.02%
                                         ========      ========      ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
   (Thousands)                            $[XX]       $472,080      $137,612      $57,329        $15,027
   Ratio of Expenses to Average Net
      Assets                               [XX]%          1.10%         1.10%        1.10%          1.10%
   Ratio of Expenses to Average Net
      Assets (Excluding Waivers and
      Fees Paid Indirectly)                [XX]%          1.13%         1.30%        2.35%          5.42%
   Ratio of Net Investment Income
      (Loss) to Average Net Assets         [XX]%         (0.16)%        0.76%        0.13%          0.26%
   Portfolio Turnover Rate
                                           [XX]%            24%           33%          21%            19%

^ See Note 2 in the "Notes to Financial Statements" in the Fund's 2014 Annual Report.

+    Per share calculations were performed using average shares for the period.

++ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.

Amounts designated as "--" are $0.00 or round to $0.00 per share.

                        THE ADVISORS' INNER CIRCLE FUND

                        SANDS CAPITAL GLOBAL GROWTH FUND

INVESTMENT ADVISER

Sands Capital Management, LLC
1101 Wilson Boulevard, Suite 2300
Arlington, Virginia 22209

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated [March 1, 2016], includes detailed information about The Advisors' Inner Circle Fund and the Sands Capital Global Growth Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Fund's holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-888-826-5646

BY MAIL: Write to us at:
Sands Capital Global Growth Fund
P.O. Box 219009
Kansas City, Missouri 64121-9009

BY E-MAIL: sandscapfunds@seic.com

BY INTERNET: www.sandscapital.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-06400.

                                                                [Inventory Code]

                        THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS

                                [MARCH 1, 2016]

                        SANDS CAPITAL GLOBAL GROWTH FUND
                              TICKER SYMBOL: SCGVX

                             INVESTOR CLASS SHARES

                              INVESTMENT ADVISER:
                         SANDS CAPITAL MANAGEMENT, LLC

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                  PAGE
FUND SUMMARY ..................................................... XX
     INVESTMENT OBJECTIVE ........................................ XX
     FUND FEES AND EXPENSES ...................................... XX
     PRINCIPAL INVESTMENT STRATEGY ............................... XX
     PRINCIPAL RISKS ............................................. XX
     PERFORMANCE INFORMATION ..................................... XX
     INVESTMENT ADVISER .......................................... XX
     PORTFOLIO MANAGERS .......................................... XX
     PURCHASE AND SALE OF FUND SHARES ............................ XX
     TAX INFORMATION ............................................. XX
     PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL
          INTERMEDIARIES ......................................... XX
MORE INFORMATION ABOUT RISK ...................................... XX
MORE INFORMATION ABOUT FUND INVESTMENTS .......................... XX
INFORMATION ABOUT PORTFOLIO HOLDINGS ............................. XX
MORE INFORMATION ABOUT THE INVESTMENT ADVISER .................... XX
PORTFOLIO MANAGERS ............................................... XX
PURCHASING, SELLING AND EXCHANGING FUND SHARES ................... XX
OTHER POLICIES ................................................... XX
SHAREHOLDER SERVICING ARRANGEMENTS ............................... XX
PAYMENTS TO FINANCIAL INTERMEDIARIES ............................. XX
DIVIDENDS AND DISTRIBUTIONS ...................................... XX
TAXES ............................................................ XX
FINANCIAL HIGHLIGHTS ............................................. XX
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND .................... Back Cover

SANDS CAPITAL GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE

The Sands Capital Global Growth Fund's (the "Fund") investment objective is long-term capital appreciation.

FUND FEES AND EXPENSES

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD INVESTOR CLASS SHARES OF THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                   SANDS CAPITAL
                                                                   GLOBAL GROWTH
                                                                       FUND
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,                   2.00%
 if shares redeemed have been held for less than 90 days)


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                     INVESTOR CLASS SHARES

Management Fees                                                                           0.85%
Other Expenses                                                                            [XX]%
                                                                                          -----
    Shareholder Servicing Fees                                   0.25%
    Other Operating Expenses                                     [XX]%
Total Annual Fund Operating Expenses                                                      [XX]%
Less Fee Reductions and/or Expense Reimbursements                                         [XX]%
                                                                                          -----
Total Annual Fund Operating Expenses After Fee Reductions and/or                          [XX]%
Expense Reimbursements(1)

(1) Sands Capital Management, LLC (the "Adviser") has contractually agreed to waive or reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Investor Class Shares (excluding shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.35% of the Fund's Investor Class Shares' average daily net assets (the "expense cap") until March 31, 2017. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time, or
     (ii) by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on March 31, 2017.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR      3 YEARS      5 YEARS      10 YEARS
               $[XX]       $[XX]        $[XX]         $[XX]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was [XX]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests primarily in equity securities of publicly-traded companies located anywhere in the world, including equity securities in developed and emerging markets. Under normal market conditions, the Fund expects to invest in at least three countries, including the United States, and invest at least 30% of its net assets, plus the amount of any borrowings for investment purposes, in issuers organized or located outside of the United States. In making investment decisions for the Fund, Sands Capital Management, LLC (the "Adviser") focuses on companies that generate (or that the Adviser expects to generate) above average earnings growth and that, in the Adviser's opinion, are leading growth businesses in the marketplace. The Fund typically invests in a portfolio of 30-50 issuers that the Adviser believes represents the best opportunities to achieve the Fund's investment objective and, from time to time, may heavily invest in a particular sector. In selecting securities for the Fund, the Adviser utilizes a fundamental, bottom-up, business-focused research approach. This research starts with internal competitive landscape analysis, ongoing participation at industry conferences, review of industry and trade periodicals and quantitative screens to populate an initial universe of publicly traded companies that it expects will generate above average earnings growth. The Adviser then evaluates each company for six key investment criteria:

     o    sustainable above-average earnings growth;

     o    leadership position in a promising business space;

     o    significant competitive advantages;

     o    clear mission and value-added focus;

     o    financial strength; and

     o    rational valuation relative to the market and business prospects.

Companies that the Adviser determines may meet all six investment criteria are then screened with in-depth qualitative and quantitative research, including a full competitive analysis and proprietary financial modeling. This additional screening also typically includes identifying the key metrics for a particular business or industry, any specific risks or issues relating to a company, as well as a hypothetical "sell case," i.e. evaluating a range of scenarios under which a position in a security would be reduced or sold.

The Fund intends to buy and hold securities for the long term and seeks to maintain a low level of portfolio turnover. The portfolio turnover rate of the Fund is expected to be below 50% of the average value of its portfolio. The Adviser employs a sell discipline in which the security of a company is sold if an issue emerges that negatively impacts the Adviser's assessment of one or more of the six investment criteria discussed above and the Adviser believes that the issue cannot be resolved within an acceptable time frame. The Adviser may also sell a holding if it becomes materially overvalued versus its underlying business, for risk management purposes, and/or if a more attractive investment opportunity presents itself.

While the Fund may invest in equity securities of companies of any size, the Fund will primarily invest in large and mid-capitalization companies given the Adviser's focus on what it considers to be established business "leaders." As such, the Fund will generally not invest in companies with a market capitalization of less than $2 billion and its total median market capitalization will typically be significantly greater than that of the MSCI Barra's ("MSCI") All Country World Index, the Fund's benchmark. As of December 31, 2015, the total median market capitalization of the MSCI All Country World Index was $[XX]billion.

The equity securities in which the Fund invests include common stocks as well as preferred securities. The Fund may also purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs" and, together with ADRs and EDRs, "Depositary Receipts"), which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company. From time to time, the Fund may have significant investments in one or more countries. The Fund may invest up to the greater of 30% of its net assets or three times the emerging markets component of the MSCI All Country World Index, in securities of companies located in emerging markets. As of December 31, 2015, the emerging markets component of the MSCI All Country World Index was [XX]% of the total index. The Fund may use foreign exchange spot contracts to seek to hedge currency exposure. A foreign exchange spot contract is an agreement to buy or sell a specific currency for immediate delivery (i.e., "on the spot") as opposed to at a set date in the future.

The Fund may also invest in derivatives, specifically (i) foreign exchange forwards to seek to hedge currency exposure and (ii) "market access products," to seek to gain economic exposure to markets where holding an underlying security is not feasible. A market access product is a derivative security that provides market exposure to an underlying foreign issuer. Examples of market access products are low exercise price warrants ("LEPWs") and participatory notes ("P-notes"), both of which allow the holder to gain exposure to issuers in certain countries. A LEPW entitles the holder to purchase a security with an exercise price significantly below the market price of the underlying security. Because of its low exercise price, a LEPW is virtually certain to be exercised and the value and performance of its intrinsic value is effectively identical to that of the underlying security. These features are designed to allow participation in the performance of a security where there are legal or financial obstacles to purchasing the underlying security directly. If the LEPW is cash-settled, the buyer profits to the same extent as with a direct holding in the underlying security, but without having to transact in it. P-notes are derivatives that are generally traded over the counter and constitute general unsecured contractual obligations of the banks and broker-dealers that issue them. Generally, these banks and broker-dealers buy securities listed on certain foreign exchanges and then issue P-notes which are designed to replicate the performance of certain issuers and markets. The Fund may invest up to 20% of its net assets in market access products.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission ("SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

The Fund may invest in companies located or doing business in emerging market countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. For purposes of determining whether a particular country is considered a developed market or an emerging market, the Fund uses the designation set forth by the MSCI, a prominent provider of investment tools and data services for institutions worldwide.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. Differences in tax and accounting standards and difficulties in obtaining information about foreign governments or foreign companies may impair investment decisions. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. The Fund may incur operating expenses that are higher than those of mutual funds that invest exclusively in U.S. equity securities due to higher custodial fees and brokerage commissions associated with investments in foreign securities. These risks may be magnified in less-established emerging markets.

As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities. The mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

The Fund pursues a "growth style" of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

The Fund's use of foreign exchange forwards and market access products (including P-Notes and LEPWs) is subject to market risk, correlation risk, valuation risk, liquidity risk and credit risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund would like, which may cause the Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund's management or performance. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. The Fund's use of foreign exchange forwards is also subject to leverage risk and hedging risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Hedging risk in this context is the risk that the derivatives instrument used for hedging currency exposure may also limit any potential gain that may result from a change in relative values of the underlying currencies. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

From time to time, the Fund may heavily invest in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares of the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-888-826-5646.

                               2011     (3.34)%
                               2012     19.95%
                               2013     26.13%
                               2014      4.48%
                               2015     [XX]%

                       BEST QUARTER      WORST QUARTER
                         [16.94]%          ([15.40])%
                      ([03/31/2012])     ([09/30/2011])

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015

This table compares the Fund's Investor Class Shares' average annual total returns for the periods ended December 31, 2015 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

                                                                                               SINCE
                                                                                             INCEPTION
 INVESTOR CLASS SHARES                                              1 YEAR      5 YEARS      (3/31/10)
-----------------------------------------------------------------------------------------------------------
 Fund Returns Before Taxes                                          [XX]%       [XX]%          [XX]%
 Fund Returns After Taxes on Distributions                          [XX]%       [XX]%          [XX]%
 Fund Returns After Taxes on Distributions and Sale of Fund
   Shares                                                           [XX]%       [XX]%          [XX]%
 MSCI All Country World Index (reflects no deduction for fees,
   expenses, or taxes)                                              [XX]%       [XX]%          [XX]%

INVESTMENT ADVISER

Sands Capital Management, LLC

PORTFOLIO MANAGERS

Sunil H. Thakor, CFA, Research Analyst and Senior Portfolio Manager, has managed the Fund since its inception in 2010.

David E. Levanson, CFA, Research Analyst and Senior Portfolio Manager, has managed the Fund since its inception in 2010.

T. Perry Williams, CFA, Research Analyst and Senior Portfolio Manager, has managed the Fund since 2013.

PURCHASE AND SALE OF FUND SHARES

To purchase Investor Class Shares of the Fund for the first time, including an initial purchase through an IRA, you must invest at least $100,000. The Fund may accept investments of smaller amounts in its sole discretion. There is no minimum for subsequent investments.

If you own your shares directly, you may redeem your shares on any day that the New York Stock Exchange is open for business by contacting the Fund directly by mail or telephone at 1-888-826-5646.

If you own your shares through an account with a broker or other institution, contact that broker or institution to redeem your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT RISK

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Equity securities include common and preferred stocks, as well as interests in Depositary Receipts. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in Depositary Receipts are subject to many of the risks associated with investing directly in foreign securities, which are discussed below. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value ("NAV") to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Investments in securities of foreign companies or governments (including direct investments as well as through Depositary Receipts) can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial standards than U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio. These risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund's use of foreign exchange forwards and market access products (including P-Notes and LEPWs) is subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since certain derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. There can be no assurance that the Adviser's use of derivatives will be successful in achieving its intended goals.

     P-NOTES. P-Notes are derivatives that are generally traded over-the-counter and constitute general unsecured contractual obligations of the banks and broker-dealers that issue them. Generally, these banks and broker-dealers buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not correlate exactly to the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, but is subject to the same risks as if it invested directly in the underlying security.

     LEPWS. The Fund may invest in low exercise price warrants, which are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. These warrants entail substantial credit risk, since the issuer of the warrant holds the purchase price of the warrant (approximately equal to the value of the underlying investment at the time of the warrant's issue) for the life of the warrant.

     FORWARD CONTRACTS. A forward contract involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for the Fund's account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they also involve a high degree of leverage.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investment objective of the Fund is long-term capital appreciation. This investment objective may be changed without shareholder approval, upon 60 days' prior written notice to shareholders.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation. The Fund intends to remain as fully invested as practicable regardless of market conditions.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as the strategies described in this prospectus, are described in detail in the Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the SAI.

MORE INFORMATION ABOUT THE INVESTMENT ADVISER

Sands Capital Management, LLC, a Delaware limited liability company, serves as investment adviser to the Fund. The Adviser was initially formed in 1992 as a Sub-Chapter S-Corporation and converted to a limited liability company in 2005. The Adviser's principal place of business is located at 1101 Wilson Boulevard, Suite 2300, Arlington, VA 22209. The Adviser is an independent investment management firm focused exclusively on portfolios of high quality growth companies. Clients include corporate pension plans, public plans, endowments, foundations, Taft-Hartley plans, family offices and individuals. As of December 31, 2015, the Adviser had approximately $[XX] billion in assets under management. The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For its services to the Fund, the Adviser is entitled to an investment advisory fee, which is calculated daily and paid monthly, at an annual rate of 0.85% based on the average daily net assets of the Fund. The Adviser has contractually agreed to waive or reduce fees and reimburse expenses in order to keep net operating expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) for Investor Class Shares of the Fund from exceeding 1.35% of the Fund's Investor Class Shares' average daily net assets (the "expense cap") until March 31, 2017. To maintain this expense cap, the Adviser may waive a portion of its management fee and/or reimburse certain expenses of the Fund. If at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. For the fiscal year ended October 31, 2015, the Fund paid [XX]% of its average daily net assets (after fee waivers) in advisory fees to the Adviser.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's Semi-Annual Report to Shareholders dated April 30, 2016, which will cover the period from November 1, 2015 to April 30, 2016.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals, each of whom is jointly and primarily responsible for the day-to-day management of the Fund.

Sunil H. Thakor, CFA, is a portfolio manager for the Fund. Mr. Thakor, Senior Portfolio Manager, Research Analyst, and Managing Director, has worked for the Adviser since 2004. Previous to his current positions, Mr. Thakor served as a Research Analyst and an Intern from 2004-2005. Prior to joining the Adviser, he worked as an Associate and Analyst for Charles River Associates, Inc. from 1999-2004. Mr. Thakor received his BA degree in Economics-Mathematics from Colby College and his MBA in 2006 from Columbia Business School at Columbia University.

David E. Levanson, CFA, is a portfolio manager for the Fund. Mr. Levanson, Senior Portfolio Manager, Research Analyst, and Executive Managing Director, worked for the Adviser from 1992-1994 and rejoined the firm in 2002. From 1996-1999, he was a Vice President and Research Analyst at State Street Research & Management and from 1999-2002 he worked as a Research Analyst at MFS Investment Management. Prior to joining the Adviser in 1992, Mr. Levanson was a Research Analyst at the Capital Management Group, Folger Nolan Fleming Douglas, Inc. from 1990-1992. Mr. Levanson received his BS degree in Finance from the University of Florida and his MBA in 1996 from the Darden School at the University of Virginia.

T. Perry Williams, CFA, is a portfolio manager for the Fund. Mr. Williams, Senior Portfolio Manager, Research Analyst, Director of Research, and Executive Managing Director, has worked for the Adviser since 2004. Mr. Williams initially joined the Adviser as a Director of Client Relations in 2004, and he transitioned to the Investment Team in 2006. Prior to joining the Adviser in 2004, Mr. Williams served as a Principal and Consultant at Mercer Investment Consulting, Inc. from 1995-2004. Mr. Williams received his BS degree in Finance from the University of Virginia in 1994 and his Master of Management degree in 1999 from the Kellogg Graduate School of Management at Northwestern University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of Fund shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Investor Class Shares of the Fund.

Investor Class Shares are for individual and institutional investors.

For information regarding the federal income tax consequences of transactions in shares of the Fund, including information about cost basis reporting, see "Taxes."

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund, complete and send in the application. If you need an application or have questions, please call 1-888-826-5646.

All investments must be made by check, Automated Clearing House ("ACH"), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

You may also buy shares through accounts with financial intermediaries, such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through a financial intermediary, you will have to follow its procedures, which may be different from the procedures for investing directly. Your financial intermediary may charge a fee for its services in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your financial intermediary. Please contact your financial intermediary for more information.

The Fund reserves the right to suspend all sales of new shares or to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Excessive Trading Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest By Mail" stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the share class and the Fund's name. Make your check payable to "Sands Capital Global Growth Fund."

REGULAR MAIL ADDRESS

Sands Capital Global Growth Fund
P.O. Box 219009
Kansas City, MO 64121-9009

EXPRESS MAIL ADDRESS

Sands Capital Global Growth Fund
c/o DST Systems, Inc.
430 West 7th Street
Kansas City, MO 64105

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Fund's transfer agent. The share price used to fill the purchase order is the next price calculated by the Fund after the Fund's transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

BY WIRE

To open an account by wire, first call 1-888-826-5646 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund's name, share class and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA #101000695
Sands Capital Global Growth Fund
DDA Account #9870523965
Ref: Fund name/share class/account number/account name

BY AUTOMATIC INVESTMENT PLAN (VIA ACH)

You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Fund. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $250. To cancel or change a plan, write to the Fund at: Sands Capital Global Growth Fund, P.O. Box 219009, Kansas City, Missouri 64121-9009 (Express Mail Address: Sands Capital Global Growth Fund, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, Missouri 64105). Please allow up to 15 days to create the plan and 3 days to cancel or change it.

PURCHASES IN-KIND

Subject to the approval of the Fund, an investor may purchase shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Fund reserves the right to amend or terminate this practice at any time.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share will be the NAV next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number or tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Fund may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by the Fund after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption orders for Fund shares ("authorized institutions"). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution's designee, receives the order. Orders will be priced at the Fund's NAV next computed after they are received by an authorized institution or an authorized institution's designee. To determine whether your financial intermediary is an authorized institution or an authorized institution's designee such that it may act as agent on behalf of the Fund with respect to purchase and redemption orders for Fund shares, you should contact them directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. Pursuant to the policies adopted by and under the ultimate supervision of the Board, these methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value -- for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information as related to the securities.

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

MINIMUM INVESTMENTS

To purchase Investor Class Shares of the Fund for the first time, including an initial purchase through an IRA, you must invest at least $100,000. The Fund may accept investments of smaller amounts in its sole discretion. There is no minimum for subsequent investments.

FUND CODES

The reference information listed below will be helpful to you when you contact the Fund to purchase Investor Class Shares, check daily NAV or obtain additional information.

 FUND NAME              SHARE CLASS   TICKER SYMBOL     CUSIP     FUND CODE
 Sands Capital Global     Investor        SCGVX       00769G402      1290
 Growth Fund

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-826-5646.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to close your account, or have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that we must be provided with the original guarantee. Signature guarantees are for the protection of our shareholders. Before it grants a redemption request, the Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership may require additional documentation along with a signature guaranteed letter of instruction. The Fund participates in the Paperless Legal Program (the "Program"), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at 1-888-826-5646 for more information.

The sale price will be the NAV next determined after the Fund receives your request in proper form.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after it receives your request. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

BY MAIL

To redeem shares by mail, please send a letter to the Fund signed by all registered parties on the account specifying:

     o    The Fund name;

     o    The share class;

     o    The account number;

     o    The dollar amount or number of shares you wish to redeem;

     o    The account name(s); and

     o    The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

REGULAR MAIL ADDRESS

Sands Capital Global Growth Fund
P.O. Box 219009
Kansas City, MO 64121-9009

EXPRESS MAIL ADDRESS

Sands Capital Global Growth Fund
c/o DST Systems, Inc.
430 West 7th Street
Kansas City, MO 64105

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Fund's transfer agent. The share price used to fill the sell order is the next price calculated by the Fund after the Fund's transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

If your account balance is at least $100,000, you may transfer as little as $250 per month from your account to another financial institution. To participate in this service you must complete the appropriate sections of the account application and mail it to the Fund.

REDEMPTIONS IN-KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). The Fund may also redeem in kind to discourage short term trading of shares. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $100,000 because of redemptions, you may be required to sell your shares. The Fund generally will provide you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares. If your shares are redeemed for this reason within 90 days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 90 days. The redemption fee is deducted from the Fund's sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The Fund reserves the right to reduce all or a portion of the redemption fee in its discretion when it believes such reduction is in the best interests of the Fund, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders;
(ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; and (v) retirement loans and withdrawals.

HOW TO EXCHANGE FUND SHARES

At no charge, you may convert Investor Class Shares of the Fund directly to Institutional Class Shares of the Fund, subject to the fees and expenses of Institutional Class Shares, and provided that you meet the eligibility requirements applicable to investing in Institutional Class Shares, as set forth in the Institutional Class Shares prospectus. An exchange between share classes of the Fund is not a taxable event.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests and experiencing increased transaction costs.

Because the Fund may invest in mid-cap securities, which often may trade in lower volumes and may be less liquid, the Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund's shares may have a greater impact on the market price of these types of securities.

In addition, because the Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares if the prices of the Fund's foreign securities do not reflect their fair value. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Fund uses fair value pricing, see "How the Fund Calculates NAV."

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

     o Shareholders are restricted from making more than five (5) "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Fund assesses a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 90 days (subject to certain exceptions as discussed in "Redemption Fee").

     o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. The Fund has entered into "information sharing agreements" with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary's customers that invest in the Fund. If the Fund or its service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Fund, the Fund or its service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Fund or its service providers determine that the trading activity of any customer may be detrimental to the Fund, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. If the Fund is not satisfied that the intermediary has taken appropriate action, the Fund may terminate the intermediary's ability to transact in Fund shares. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

The Fund and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Fund to identify or prevent all such trading by a financial intermediary's customers. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

UNCLAIMED PROPERTY

Each state has rules governing the definition and treatment of unclaimed property. Triggers include inactivity (e.g., no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. Once property is flagged as unclaimed, an attempt is made to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state. More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-888-826-5646.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the average daily net assets of the Investor Class Shares. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Fund's shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments may be in addition to any shareholder servicing payments that are reflected in the fee table sections of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" and "Shareholder Services" in the SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of the Fund' shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

YOU SHOULD ALWAYS CONSULT YOUR TAX ADVISOR FOR SPECIFIC GUIDANCE REGARDING THE FEDERAL, STATE AND LOCAL TAX EFFECTS OF YOUR INVESTMENT IN THE FUND. The following is a summary of the U.S. federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Long-term capital gains distributions and distributions that are reported by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains and currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). Once a year the Fund (or its administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors.

Each sale of shares of the Fund may be a taxable event. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less and long term if you held the shares for longer. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

Effective January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use a default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of the Fund consist of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Investor Class Shares of the Fund. The financial highlights table is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information contained in the table reflects the financial results for a single Investor Class Share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions were reinvested. The information provided below has been audited by [XX], independent registered public accounting firm for the Fund. The financial statements and the unqualified opinion of [XX] are included in the 2015 Annual Report of the Fund, which is available upon request by calling the Fund at 1-888-826-5646.

                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED
                                          OCTOBER       OCTOBER       OCTOBER       OCTOBER       OCTOBER
                                          31, 2015      31, 2014      31, 2013      31, 2012      31, 2011
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $[XX]         $16.87        $13.24        $12.11        $11.48
                                          --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss)+             [XX]          (0.07)         0.06         (0.02)         0.01
  Net Realized and Unrealized Gain          [XX]           1.59          3.71          1.19          0.65
                                          --------      --------      --------      --------      --------
       Total From Investment                [XX]           1.52          3.77          1.17          0.66
                                          --------      --------      --------      --------      --------
       Operations
  DIVIDENDS AND DISTRIBUTIONS
  FROM:
        Net Investment Income               [XX]             --         (0.12)           --            --
        Net Realized Gains                  [XX]          (0.30)        (0.02)        (0.04)        (0.03)
                                          --------       --------      --------      --------      --------
  Total Dividends and Distributions         [XX]          (0.30)        (0.14)        (0.04)        (0.03)
                                          --------       --------      --------      --------      --------
Net Asset Value, End of Period             $[XX]         $18.09        $16.87        $13.24        $12.11
                                          ========       ========      ========      ========      ========
TOTAL RETURN++                              [XX]%          9.16%        28.71%         9.68%         5.76%
                                          ========       ========      ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period               $[XX]         $8,210        $4,201        $1,297          $353
   (Thousands)
   Ratio of Expenses to Average Net         [XX]%          1.35%         1.35%         1.35%         1.28%@
      Assets
   Ratio of Expenses to Average Net
      Assets (Excluding Waivers and         [XX]%          1.38%         1.55%         2.71%         5.84%
      Fees Paid Indirectly)
   Ratio of Net Investment Income
      (Loss) to Average Net Assets          [XX]%         (0.41)%        0.42%        (0.13)%        0.08%
   Portfolio Turnover Rate                  [XX]%            24%           33%           21%           19%

+    Per share calculations were performed using average shares for the period.

++ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.

@ Ratio would have been 1.35% had the Fund been charged the full 0.25% for shareholder servicing fees.

Amounts designated as "--" are $0.00 or round to $0.00 per share

                        THE ADVISORS' INNER CIRCLE FUND

                        SANDS CAPITAL GLOBAL GROWTH FUND

INVESTMENT ADVISER

Sands Capital Management, LLC
1101 Wilson Boulevard, Suite 2300
Arlington, Virginia 22209

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated [March 1, 2016], includes detailed information about The Advisors' Inner Circle Fund and the Sands Capital Global Growth Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Fund's holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-888-826-5646

BY MAIL: Write to us at:
Sands Capital Global Growth Fund
P.O. Box 219009
Kansas City, Missouri 64121-9009

BY E-MAIL: sandscapfunds@seic.com

BY INTERNET: www.sandscapital.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-06400.

                                                                [Inventory Code]

                      STATEMENT OF ADDITIONAL INFORMATION

                        SANDS CAPITAL GLOBAL GROWTH FUND
               (INSTITUTIONAL CLASS SHARES TICKER SYMBOL: SCMGX)
                  (INVESTOR CLASS SHARES TICKER SYMBOL: SCGVX)

                  A SERIES OF THE ADVISORS' INNER CIRCLE FUND

                                [MARCH 1, 2016]

                              INVESTMENT ADVISER:
                         SANDS CAPITAL MANAGEMENT, LLC

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Sands Capital Global Growth Fund (the "Fund"). This SAI is incorporated by reference into and should be read in conjunction with the Fund's prospectuses dated [March 1, 2016]. Capitalized terms not defined herein are defined in the prospectuses. The financial statements with respect to the Fund, including the notes thereto and the report of [XX] thereon, are contained in the 2015 Annual Report to Shareholders and are incorporated by reference into and deemed to be part of this SAI. A copy of the 2015 Annual Report to Shareholders must accompany the delivery of this SAI. Shareholders may obtain copies of the Fund's prospectuses or Annual Report free of charge by writing to the Fund at P.O. Box 219009, Kansas City, Missouri 64121 or by calling 1-888-826-5646.

                               TABLE OF CONTENTS

                                                                            PAGE

THE TRUST ................................................................  S-XX
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES ..........  S-XX
DESCRIPTION OF PERMITTED INVESTMENTS .....................................  S-XX
INVESTMENT LIMITATIONS ...................................................  S-XX
THE ADVISER ..............................................................  S-XX
PORTFOLIO MANAGERS .......................................................  S-XX
THE ADMINISTRATOR ........................................................  S-XX
THE DISTRIBUTOR ..........................................................  S-XX
SHAREHOLDER SERVICES .....................................................  S-XX
PAYMENTS TO FINANCIAL INTERMEDIARIES .....................................  S-XX
THE TRANSFER AGENT .......................................................  S-XX
THE CUSTODIAN ............................................................  S-XX
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................  S-XX
LEGAL COUNSEL ............................................................  S-XX
TRUSTEES AND OFFICERS OF THE TRUST .......................................  S-XX
PURCHASING AND REDEEMING SHARES ..........................................  S-XX
DETERMINATION OF NET ASSET VALUE .........................................  S-XX
TAXES ....................................................................  S-XX
FUND TRANSACTIONS ........................................................  S-XX
PORTFOLIO HOLDINGS .......................................................  S-XX
DESCRIPTION OF SHARES ....................................................  S-XX
SHAREHOLDER LIABILITY ....................................................  S-XX
LIMITATION OF TRUSTEES' LIABILITY ........................................  S-XX
PROXY VOTING .............................................................  S-XX
CODES OF ETHICS ..........................................................  S-XX
5% AND 25% SHAREHOLDERS ..................................................  S-XX
APPENDIX A -- RATINGS ....................................................   A-1
APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES .......................   B-1

[March 1, 2016]                                                 [Inventory Code]

THE TRUST

GENERAL. The Fund is a series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 18, 1991, as amended and restated February 18, 1997 and amended May 15, 2012 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses, and (ii) pro rata share of the fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate SAIs.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Fund in Institutional Class and Investor Class Shares. The different classes provide for variations in certain shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectuses. The Trust reserves the right to create and issue additional classes of shares. For more information on shareholder servicing expenses, see the "Shareholder Services" section in this SAI.

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Trust's Board of Trustees (each, a "Trustee" and collectively, the "Board").

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Any series of the Trust created on or after November 11, 1996 may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

SANDS CAPITAL GLOBAL GROWTH FUND. The Fund seeks long-term capital appreciation. This investment objective is non-fundamental, and may be changed without shareholder approval. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS

The Fund may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by the Fund's stated investment policies, including those stated below.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset (such as a stock or a bond), an underlying economic factor (such as interest rates) or a market benchmark. Unless otherwise stated in the prospectuses, the Fund may use derivatives for a number of purposes including managing risk, gaining exposure to various markets in a cost-efficient manner, reducing transaction costs, remaining fully invested and speculating. The Fund may also invest in derivatives with the goal of protecting itself from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. In the future, to the extent such use is consistent with the Fund's investment objective and is legally permissible, the Fund may use instruments and techniques that are not presently contemplated, but that may be subsequently developed.

There can be no assurance that a derivative strategy, if employed, will be successful. Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by the Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets (or such assets are "earmarked" on the Fund's books) in accordance with the requirements and interpretations of the U.S. Securities and Exchange Commission ("SEC") and its staff. The Fund may enter into agreements with broker-dealers that require the broker-dealers to accept physical settlement for certain types of derivatives instruments. If this occurs, the Fund would treat such derivative instruments as being cash settled for purposes of determining the Fund's coverage requirements.

As a result of recent amendments to rules under the Commodity Exchange Act ("CEA") by the Commodity Futures Trading Commission ("CFTC"), the Fund must either operate within certain guidelines and restrictions with respect to the Fund's use of futures, options on such futures, commodity options and certain swaps, or the Adviser will be subject to registration with the CFTC as a "commodity pool operator" ("CPO").

Consistent with the CFTC's new regulations, the Trust, on behalf of the Fund, has filed a notice of exclusion from the definition of the term CPO under the CEA pursuant to CFTC Rule 4.5 and, therefore, the Fund is not subject to registration or regulation as a CPO under the CEA. As a result, the Fund will be limited in its ability to use futures, options on such futures, commodity options and certain swaps. Complying with the limitations may restrict the Adviser's ability to implement the Fund's investment strategies and may adversely affect the Fund's performance.

TYPES OF DERIVATIVES:

FUTURES. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as "contract markets") approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. Initial margin is similar to a performance bond or good faith deposit on a contract and is returned to the depositing party upon termination of the futures contract if all contractual obligations have been satisfied. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market." Variation margin does not represent a borrowing or loan by a party but is instead a settlement between the party and the futures broker of the amount one party would owe the other if the futures contract terminated. In computing daily net asset value, each party marks to market its open futures positions.

Although the terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the party closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the party closing out the contract will realize a gain. Conversely, if the purchase price upon closing out the contract is more than the original sale price, the party closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the party closing out the contract will realize a gain.

The Fund may incur commission expenses when it opens or closes a futures position.

OPTIONS. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or "OTC" options). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract. The principal factors affecting the market value of an option include supply and demand, interest rates, the current market value of the underlying instrument relative to the exercise price of the option, the volatility of the underlying instrument, and the time remaining until the option expires.

o    PURCHASING PUT AND CALL OPTIONS

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

     o    Allowing it to expire and losing its entire premium;

     o Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     o    Closing it out in the secondary market at its current price.

o    SELLING (WRITING) PUT AND CALL OPTIONS

When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a fixed strike price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a fixed strike price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counterparty to the option.

The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Fund is permitted to write only "covered" options. At the time of selling a call option, the Fund may cover the option by owning, among other things:

     o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

     o A call option on the same security or index with the same or lesser exercise price;

     o A call option on the same security or index with a greater exercise price, provided that the Fund also segregates cash or liquid securities in an amount equal to the difference between the exercise prices;

     o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

     o In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, the Fund may cover the option by, among other things:

     o    Entering into a short position in the underlying security;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

     o    Maintaining the entire exercise price in liquid securities.

o    OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

o    OPTIONS ON CREDIT DEFAULT SWAPS

An option on a credit default swap ("CDS") option gives the holder the right to enter into a CDS at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

o    OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such a put option in order to hedge a long position in the underlying futures contract. The Fund may buy a call option on a futures contract for the same purpose as the actual purchase of a futures contract, such as in anticipation of favorable market conditions.

The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

o    OPTIONS ON FOREIGN CURRENCIES

A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. The Fund may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates.

The Fund may use foreign currency options given the same circumstances under which it could use forward foreign currency exchange contracts. For example, a decline in the U.S. dollar value of a foreign currency in which the Fund's securities are denominated would reduce the U.S. dollar value of the securities, even if their value in the foreign currency remained constant. In order to hedge against such a risk, the Fund may purchase a put option on the foreign currency. If the value of the currency then declined, the Fund could sell the currency for a fixed amount in U.S. dollars and thereby offset, at least partially, the negative effect on its securities that otherwise would have resulted. Conversely, if the Fund anticipates a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated, the Fund may purchase call options on the currency in order to offset, at least partially, the effects of negative movements in exchange rates. If currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options.

o    COMBINED POSITIONS

The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts or swap agreements, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     o Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);

     o Are typically traded directly between currency traders (usually large commercial banks) and their customers in the inter-bank markets, as opposed to on exchanges regulated by the CFTC (note, however, that under new definitions adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments must be traded on exchanges and centrally cleared);

     o    Do not require an initial margin deposit; and

     o May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to with a commodities exchange.

o    FOREIGN CURRENCY HEDGING STRATEGIES

A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot (cash) market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

EQUITY-LINKED SECURITIES. The Fund may invest in privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of securities, or sometimes a single stock (referred to as "equity-linked securities"). These securities are used for many of the same purposes as derivative instruments and share many of the same risks. Equity-linked securities may be considered illiquid and thus subject to the Fund's restrictions on investments in illiquid securities.

PARTICIPATORY NOTES ("P-NOTES"). P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument's value at maturity. Investments in

P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a P-Note does not receive the same voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a P-Note against the issuer of the underlying security. In addition, a Fund will incur transaction costs as a result of investment in P-Notes.

SWAP AGREEMENTS. A swap agreement is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the swap agreement. The Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the swap agreement.

o    EQUITY SWAPS

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

o    TOTAL RETURN SWAPS

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument--which may be a single asset, a pool of assets or an index of assets--during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

o    INTEREST RATE SWAPS

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for-floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for-floating rate swaps where the notional amount changes if certain conditions are met.

As with a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

o    CURRENCY SWAPS

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the agreement and returned at the end of the agreement. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

o    INFLATION SWAPS

Inflation swaps are fixed-maturity, over-the-counter derivatives where one party pays a fixed rate in exchange for payments tied to an inflation index, such as the Consumer Price Index. The fixed rate, which is set by the parties at the initiation of the swap, is often referred to as the "breakeven inflation" rate and generally represents the current difference between treasury yields and Treasury Inflation Protected Securities yields of similar maturities at the initiation of the swap agreement. Inflation swaps are typically designated as "zero coupon," where all cash flows are exchanged at maturity. The value of an inflation swap is expected to fluctuate in response to changes in the relationship between nominal interest rates and the rate of inflation. An inflation swap can lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (the breakeven inflation rate) the investor agreed to pay at the initiation of the swap.

o    CREDIT DEFAULT SWAPS

A credit default swap is an agreement between a "buyer" and a "seller" for credit protection. The credit default swap agreement may have as reference obligations one or more securities that are not then held by the Fund. The protection buyer is generally obligated to pay the protection seller an upfront payment and/or a periodic stream of payments over the term of the agreement until a credit event on a reference obligation has occurred. If no default occurs, the seller would keep the stream of payments and would have no payment obligations. If a credit event occurs, the seller generally must pay the buyer the full notional amount (the "par value") of the swap.

o    CAPS, COLLARS AND FLOORS

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Use of derivatives involves transaction costs, which may be significant, and may also increase the amount of taxable income to shareholders.

CORRELATION OF PRICES. The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing in only those contracts whose behavior it expects to correlate with the behavior of the portfolio securities it is trying to hedge. However, if the Adviser's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

o current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

o a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or discontinued trading of an instrument; and

o differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

LACK OF LIQUIDITY. Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

o have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

o    have to purchase or sell the instrument underlying the contract;

o    not be able to hedge its investments; and/or

o    not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

o an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

o unusual or unforeseen circumstances may interrupt normal operations of an exchange;

o the facilities of the exchange may not be adequate to handle current trading volume;

o equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

o investors may lose interest in a particular derivative or category of derivatives.

MANAGEMENT RISK. Successful use of derivatives by the Fund is subject to the ability of the Adviser to forecast stock market and interest rate trends. If the Adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

PRICING RISK. At times, market conditions might make it hard to value some investments. For example, if the Fund has valued its securities too high, shareholders may end up paying too much for Fund shares when they buy into the Fund. If the Fund underestimates its price, shareholders may not receive the full market value for their Fund shares when they sell.

MARGIN. Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE. The Fund's use of derivatives may have a leveraging effect. Leverage generally magnifies the effect of any increase or decrease in value of an underlying asset and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use derivative instruments that have a leveraging effect. The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

o    actual and anticipated changes in interest rates;

o    fiscal and monetary policies; and

o    national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

GOVERNMENT REGULATION. The regulation of derivatives markets in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law in 2010, grants significant new authority to the SEC and the CFTC to impose comprehensive regulations on the over-the-counter and cleared derivatives markets. These regulations include, but are not limited to, mandatory clearing of certain derivatives and requirements relating to disclosure, margin and trade reporting. The new law and regulations may negatively impact the Fund by increasing transaction and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of the derivatives the Fund trades. Other potentially adverse regulatory obligations can develop suddenly and without notice.

EQUITY SECURITIES (U.S. AND FOREIGN)

Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value ("NAV") of the Fund to fluctuate. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

     A low exercise price warrant ("LEPW") is a type of warrant with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e. g. , one cent or less). The buyer of a LEPW effectively pays the full value of the underlying common stock at the outset. As in the case of any exercise of warrants, there may be a time delay between the time a holder of LEPWs gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless resulting in a total loss of the purchase price of the warrants.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o LARGE AND MEDIUM CAPITALIZATION ISSUERS. Large capitalization companies may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities. Investing in equity securities of medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o INITIAL PUBLIC OFFERINGS ("IPOS") - The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a fund with a small asset base. The Fund may hold IPO shares for a very short period of time, which may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

     The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

FOREIGN SECURITIES

Foreign securities are debt and equity securities of issuers organized or located outside of the United States. The markets in which these securities are traded can be developed or emerging. Consistent with its investment strategies, the Fund can invest in foreign securities in a number of ways:

     o It can invest directly in foreign securities denominated in a foreign currency;

     o It can invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments; and

     o    It can invest in investment funds.

TYPES OF FOREIGN SECURITIES:

AMERICAN DEPOSITARY RECEIPTS - ADRs as well as other "hybrid" forms of ADRs, including EDRs and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities. European Depositary Receipts are similar to ADRs, except that they are typically issued by European banks or trust companies.

ADRs can be sponsored or unsponsored. While these types are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EMERGING MARKETS - An "emerging country" is generally a country that the MSCI Barra would consider to be an emerging or developing country. The MSCI Barra classifies countries as being located in emerging markets based on three criteria: economic development, size and liquidity, and market accessibility. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, Hong Kong, Singapore, New Zealand and most nations located in Western Europe.

Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     o    Have relatively unstable governments;

     o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     o Offer less protection of property rights than more developed countries; and

     o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

INVESTMENT FUNDS -- Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If the Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their NAV.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS -- Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     o The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     o The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

     o A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval or limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION -- There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK - The Adviser anticipates that in most cases an exchange or over-the-counter market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

     o are generally more volatile than, and not as developed or efficient as, those in the United States;

     o    have substantially less volume;

     o trade securities that tend to be less liquid and experience rapid and erratic price movements;

     o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

     o employ trading, settlement and custodial practices less developed than those in U.S. markets; and

     o may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

     o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

     o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

     o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

     o over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

     o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

     o restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK -- While the Fund denominates its NAV in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

     o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

     o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES -- Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

MONEY MARKET SECURITIES -- Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organizations ("NRSRO"), such as Standard & Poor's Ratings Service ("S&P") or Moody's Investor Service ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A -- Description of Ratings" to this SAI.

DEBT SECURITIES

U.S. GOVERNMENT SECURITIES -- The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. Additionally, some obligations are issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, which are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Guarantees of principal by U.S. government agencies or instrumentalities may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012. The unlimited support the U.S. Treasury extended to the two companies expired at the beginning of 2013 -- Fannie Mae's support is now capped at $125 billion and Freddie Mac has a limit of $149 billion.

On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is believed that the new amendment puts Fannie Mae and Freddie Mac in a better position to service their debt because the companies no longer have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios at an annual rate of 15 percent instead of the previous 10 percent, which puts each of them on track to cut their portfolios to a targeted $250 billion in 2018.

Fannie Mae and Freddie Mac are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

o U.S. TREASURY OBLIGATIONS -- U.S. Treasury obligations consist of direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and separately traded interest and principal component parts of such obligations, including those transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities ("STRIPS"). The STRIPS program lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.

COMMERCIAL PAPER -- Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

BANK OBLIGATIONS -- The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT -- Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with financial institutions in order to increase its income. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund may enter into "tri-party" repurchase agreements. In "tri-party" repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

EXCHANGE TRADED FUNDS ("ETFS") -- ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs([R]), DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs(SM)"), and iShares([R]). The Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also "Securities of Other Investment Companies" below.

SECURITIES OF OTHER INVESTMENT COMPANIES -- The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and
(iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the SEC to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, SPDR, Guggenheim (formerly, Claymore), Direxion, Wisdom Tree, Rydex and First Trust exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, the Fund may invest in the ETFs in excess of the 3% limit described above, provided that the Fund otherwise complies with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not hold more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES -- Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. The Fund may invest in Section 4(a)(2) commercial paper, which is issued in reliance on an exemption from registration under Section 4(a)(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that
Section 4(a)(2) commercial paper is liquid to the extent it meets the criteria established by the Board. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SECURITIES LENDING. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent, but will bear all of any losses from the investment of collateral.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SPECIAL RISKS OF CYBER ATTACKS. As with any entity that conducts business through electronic means in the modern marketplace, the Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund's operations, operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers, or various other forms of cyber security breaches. Cyber attacks affecting the Fund or the Adviser, the Fund's distributor, custodian, or any other of the Fund's intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund's ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund's investments in such companies to lose value. There can be no assurance that the Fund, the Fund's service providers, or the issuers of the securities in which the Fund invests will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

     1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     3.   Borrow money or issue senior securities (as defined under the 1940
          Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

In addition to the investment objective of the Fund, the following investment limitations of the Fund are non-fundamental and may be changed by the Board without shareholder approval:

The Fund may not:

     1. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending, as described in its SAI.

     2. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

     3. Hold illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

Except with respect to Fund policies concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions:

DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

CONCENTRATION. The SEC staff has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as short sales, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

COMMODITIES AND REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in commodities or real estate, but does require that every investment company have a fundamental investment policy governing such investments.

THE ADVISER

GENERAL. Sands Capital Management, LLC ("Sands" or the "Adviser") is an independent, employee-owned professional investment management firm registered with the SEC under the Investment Advisers Act of 1940, as amended. Sands was initially formed as a Sub-Chapter S-Corporation in 1992 and converted to a Delaware limited liability company in 2005. Its principal place of business is located at 1101 Wilson Boulevard, Suite 2300, Arlington, Virginia 22209. As of December 31, 2015, Sands had approximately $[XX] billion in assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement") with respect to the Fund. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Board.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. (As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act.)

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive or reduce fees and reimburse expenses in order to keep net operating expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.10% and 1.35% of the Fund's Institutional Class Shares' and Investor Class Shares' average daily net assets, respectively (the "expense caps"), until March 31, 2017. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense caps listed above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place.

For the fiscal years ended October 31, 2013, 2014 and 2015, the Fund paid the Adviser the following in advisory fees:

---------------------------------------------------------------------------------------------------
  CONTRACTUAL ADVISORY FEES PAID     FEES WAIVED BY THE ADVISER     TOTAL FEES PAID TO THE ADVISOR
---------------------------------------------------------------------------------------------------
    2013        2014        2015       2013       2014     2015       2013        2014        2015
---------------------------------------------------------------------------------------------------
  $851,883   $2,430,307    $[XX]     $205,409   $77,055    $[XX]    $646,474   $2,353,252     $[XX]
---------------------------------------------------------------------------------------------------

PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts managed, the dollar range of the Fund shares owned and how the portfolio managers are compensated.

COMPENSATION. The Adviser compensates the portfolio managers for their management of the Fund. The portfolio managers' compensation consists of a salary, qualitative bonus, and a profit sharing and 401(k) plan. Additional compensation may be in the form of an investment results bonus and equity in the Adviser. Salary is benchmarked to be competitive with the industry worldwide. The qualitative bonus is based on a target set at the beginning of the year and on each individual's responsibilities and objectives that are agreed upon at the beginning of each year. At the end of the year, this bonus is paid out after a form review of the individual's actual contribution to investment performance and client service work. The investments result bonus is calculated from the performance variance of the Adviser's composite returns and their respective benchmarks over 1, 3 and 5 year periods, weighted towards the 3 and 5 year results.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act").

--------------------------------------------------------------------------------
         NAME                        DOLLAR RANGE OF FUND SHARES OWNED(1)
--------------------------------------------------------------------------------
David E. Levanson, CFA                        [Over $1,000,000]
--------------------------------------------------------------------------------
Sunil H. Thakor, CFA                          [Over $1,000,000]
--------------------------------------------------------------------------------
T. Perry Williams, CFA                      [$100,001 - $500,000]
--------------------------------------------------------------------------------

(1)  Valuation date is October 31, 2015

OTHER ACCOUNTS. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of October 31, 2015.

--------------------------------------------------------------------------------------------------------------
                             REGISTERED
                        INVESTMENT COMPANIES              OTHER POOLED
                        (EXCLUDING THE FUND)          INVESTMENT VEHICLES              OTHER ACCOUNTS
                     -----------------------------------------------------------------------------------------
                     NUMBER OF    TOTAL ASSETS     NUMBER OF     TOTAL ASSETS     NUMBER OF     TOTAL ASSETS
      NAME           ACCOUNTS    (IN MILLIONS)    ACCOUNTS(1)  (IN MILLIONS)(2)  ACCOUNTS(1)  (IN MILLIONS)(2)
--------------------------------------------------------------------------------------------------------------
David E. Levanson,
CFA                    [XX]          $[XX]           [XX]           $[XX]           [XX]           $[XX]
--------------------------------------------------------------------------------------------------------------
Sunil H. Thakor,
CFA                    [XX]          $[XX]           [XX]           $[XX]           [XX]           $[XX]
--------------------------------------------------------------------------------------------------------------
T. Perry Williams,     [XX]          $[XX]           [XX]           $[XX]           [XX]           $[XX]
CFA
--------------------------------------------------------------------------------------------------------------

(1) Includes [XX] account[s] managed with a performance-based fee, representing approximately $[XX] in assets.

(2) Includes [XX] account[s] managed with a performance-based fee, representing approximately $[XX] in assets.

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives and strategies as the Fund. Therefore, a potential conflict of interest may arise as a result of the similar investment objectives and strategies, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of the Fund's trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated November 14, 1991, as amended and restated November 12, 2002 (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is paid a fee, which varies based on the average daily net assets of the Fund, subject to certain minimums. For the fiscal years ended October 31, 2013, 2014 and 2015, the Fund paid the following amounts for these services:

--------------------------------------------------------------------------------
                           ADMINISTRATION FEES PAID
--------------------------------------------------------------------------------
                     2013             2014           2015
--------------------------------------------------------------------------------
                  $160,000         $409,873          $[XX]
--------------------------------------------------------------------------------

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991, as amended and restated November 14, 2005 and as amended August 30, 2010 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the shareholders of the Trust and (ii) by the vote of a majority of the Trustees who are not "interested parties" of the Trust and have no direct or indirect financial interest in the operation of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or by a majority of the outstanding shares of the Trust, upon not more than 60 days' written notice by either party.

SHAREHOLDER SERVICES

SHAREHOLDER SERVICING PLAN. The Fund has adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services as discussed below.

DESCRIPTION OF SHAREHOLDER SERVICES. Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the services provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Fund on behalf of clients.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

THE TRANSFER AGENT

DST Systems, Inc., 333 W. 11th Street, Kansas City, Missouri 64105 (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE CUSTODIAN

MUFG Union Bank, N.A., 350 California Street, 6(th) Floor, San Francisco, California 94104 (the "Custodian"), serves as the custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[XX] serves as independent registered public accounting firm for the Fund. The financial statements and notes thereto incorporated by reference have been audited by [XX], as indicated in their report with respect thereto, and are incorporated by reference in reliance on the authority of their report as experts in accounting and auditing.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the Adviser is responsible for the day-to-day management of the Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a fund, at which time certain of the fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund's adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser's adherence to the funds' investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds' investments, including, for example, portfolio holdings schedules and reports on the adviser's use of derivatives in managing the funds, if any, as well as reports on the funds' investments in ETFs, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds' financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds' internal controls. Additionally, in connection with its oversight function, the Board oversees fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds' investment management and business affairs are carried out by or through the funds' adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are eight members of the Board of Trustees, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, Jr., an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (75%) of the Board, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board of Trustees has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Sullivan, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the name, year of birth, position with the Trust, and principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

---------------------------------------------------------------------------------------------------------------------
                              POSITION WITH        PRINCIPAL OCCUPATIONS        OTHER DIRECTORSHIPS HELD IN
NAME AND YEAR OF BIRTH           TRUST              IN THE PAST 5 YEARS                THE PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Robert Nesher             Chairman of the        SEI employee 1974 to        Current Directorships: Trustee of The
(Born: 1946)              Board of Trustees(1)   present; currently          Advisors' Inner Circle Fund II, Bishop
                          (since 1991)           performs various            Street Funds, SEI Daily Income Trust,
                                                 services on behalf of       SEI Institutional International Trust,
                                                 SEI Investments for         SEI Institutional Investments Trust, SEI
                                                 which Mr. Nesher is         Institutional Managed Trust, SEI
                                                 compensated. Vice           Liquid Asset Trust, SEI Asset
                                                 Chairman of The             Allocation Trust, SEI Tax Exempt
                                                 Advisors' Inner Circle      Trust, Adviser Managed Trust, New
                                                 Fund III, O'Connor          Covenant Funds, SEI Insurance
                                                 EQUUS (closed-end           Products Trust, The KP Funds and SEI
                                                 investment company),        Catholic Values Trust. Director of SEI
                                                 Winton Series Trust and     Global Master Fund plc, SEI Global
                                                 Winton Diversified          Assets Fund plc, SEI Global
                                                 Opportunities Fund          Investments Fund plc, SEI
                                                 (closed-end investment      Investments--Global Funds Services,
                                                 company). President         Limited, SEI Investments Global,
                                                 and Chief Executive         Limited, SEI Investments (Europe)
                                                 Officer of SEI Catholic     Ltd., SEI Investments--Unit Trust
                                                 Values Trust. President     Management (UK) Limited, SEI Multi-
                                                 and Director of SEI         Strategy Funds PLC and SEI Global
                                                 Structured Credit Fund,     Nominee Ltd.
                                                 LP. President and Chief
                                                 Executive Officer of
                                                 SEI Alpha Strategy
                                                 Portfolios, LP, June        Former Directorships: Director of SEI
                                                 2007 to September           Opportunity Fund, L.P. to 2010.
                                                 2013. President of SEI      Director of SEI Alpha Strategy
                                                 Opportunity Fund, L.P.      Portfolios, LP to 2013.
                                                 to 2010.
---------------------------------------------------------------------------------------------------------------------
William M. Doran          Trustee(1)             Self-Employed               Current Directorships: Trustee of The
(Born: 1940)              (since 1991)           Consultant since 2003.      Advisors' Inner Circle Fund II, Bishop
                                                 Partner at Morgan,          Street Funds, The Advisors' Inner
                                                 Lewis & Bockius LLP         Circle Fund III, O'Connor EQUUS
                                                 (law firm) from 1976 to     (closed-end investment company),
                                                 2003. Counsel to the        Winton Series Trust, Winton
                                                 Trust, SEI Investments,     Diversified Opportunities Fund (closed-
                                                 SIMC, the Administrator     end investment company), SEI Daily
                                                 and the Distributor.        Income Trust, SEI Institutional
                                                                             International Trust, SEI Institutional
                                                                             Investments Trust, SEI Institutional
                                                                             Managed Trust, SEI Liquid Asset
                                                                             Trust, SEI Asset Allocation Trust, SEI
                                                                             Tax Exempt Trust, Adviser Managed
                                                                             Trust, New Covenant Funds, SEI
                                                                             Insurance Products Trust, The KP
                                                                             Funds and SEI Catholic Values Trust.
                                                                             Director of SEI Investments (Europe),
                                                                             Limited, SEI Investments--Global
                                                                             Funds Services, Limited, SEI
                                                                             Investments Global, Limited, SEI
                                                                             Investments (Asia), Limited, SEI
                                                                             Global Nominee Ltd. and SEI
                                                                             Investments -- Unit Trust Management
                                                                             (UK) Limited. Director of the
                                                                             Distributor since 2003.

                                                                             Former Directorships: Director of SEI
                                                                             Alpha Strategy Portfolios, LP to 2013.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                              POSITION WITH        PRINCIPAL OCCUPATIONS        OTHER DIRECTORSHIPS HELD IN
NAME AND YEAR OF BIRTH           TRUST              IN THE PAST 5 YEARS                THE PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
John K. Darr              Trustee                Retired. Chief Executive    Current Directorships: Trustee of The
(Born: 1944)              (since 2008)           Officer, Office of          Advisors' Inner Circle Fund II, Bishop
                                                 Finance, Federal Home       Street Funds and The KP Funds.
                                                 Loan Banks, from 1992       Director of Federal Home Loan Bank
                                                 to 2007.                    of Pittsburgh, Meals on Wheels,
                                                                             Lewes/Rehoboth Beach and West
                                                                             Rehoboth Land Trust.
---------------------------------------------------------------------------------------------------------------------
Joseph T. Grause, Jr.     Trustee                Self-Employed               Current Directorships: Trustee of The
(Born: 1952)              (since 2011)           Consultant since January    Advisors' Inner Circle Fund II, Bishop
                                                 2012. Director of           Street Funds and The KP Funds.
                                                 Endowments and              Director of The Korea Fund, Inc.
                                                 Foundations,
                                                 Morningstar Investment
                                                 Management,
                                                 Morningstar, Inc.,
                                                 February 2010 to May
                                                 2011. Director of
                                                 International Consulting
                                                 and Chief Executive
                                                 Officer of Morningstar
                                                 Associates Europe
                                                 Limited, Morningstar,
                                                 Inc., May 2007 to
                                                 February 2010. Country
                                                 Manager -- Morningstar
                                                 UK Limited,
                                                 Morningstar, Inc., June
                                                 2005 to May 2007.
---------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson       Trustee                Retired. Private Investor   Current Directorships: Trustee of The
(Born: 1942)              (since 2005)           since 1994.                 Advisors' Inner Circle Fund II, Bishop
                                                                             Street Funds, SEI Asset Allocation
                                                                             Trust, SEI Daily Income Trust, SEI
                                                                             Institutional International Trust, SEI
                                                                             Institutional Managed Trust, SEI
                                                                             Institutional Investments Trust, SEI
                                                                             Liquid Asset Trust, SEI Tax Exempt
                                                                             Trust, Adviser Managed Trust, New
                                                                             Covenant Funds, SEI Insurance
                                                                             Products Trust, The KP Funds and SEI
                                                                             Catholic Values Trust. Director of
                                                                             Federal Agricultural Mortgage
                                                                             Corporation (Farmer Mac) since 1997.

                                                                             Former Directorships: Director of SEI
                                                                             Alpha Strategy Portfolios, LP to 2013.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                              POSITION WITH        PRINCIPAL OCCUPATIONS        OTHER DIRECTORSHIPS HELD IN
NAME AND YEAR OF BIRTH           TRUST              IN THE PAST 5 YEARS                THE PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian        Trustee                Vice President,             Current Directorships: Trustee of The
(Born: 1943)              (since 2005)           Compliance, AARP            Advisors' Inner Circle Fund II, Bishop
                                                 Financial Inc., from        Street Funds and The KP Funds.
                                                 2008 to 2010. Self-
                                                 Employed Legal and
                                                 Financial Services
                                                 Consultant since 2003.
                                                 Counsel (in-house) for
                                                 State Street Bank from
                                                 1995 to 2003.
---------------------------------------------------------------------------------------------------------------------
Bruce Speca               Trustee                Global Head of Asset        Current Directorships: Trustee of The
(Born: 1956)              (since 2011)           Allocation, Manulife        Advisors' Inner Circle Fund II, Bishop
                                                 Asset Management            Street Funds and The KP Funds.
                                                 (subsidiary of Manulife
                                                 Financial), June 2010 to
                                                 May 2011. Executive
                                                 Vice President --
                                                 Investment Management
                                                 Services, John Hancock
                                                 Financial Services
                                                 (subsidiary of Manulife
                                                 Financial), June 2003 to
                                                 June 2010.
---------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.   Trustee                Retired since January       Current Directorships: Trustee/
(Born: 1942)              (since 1999)           2012. Self-Employed         Director of State Street Navigator
                          Lead Independent       Consultant, Newfound        Securities Lending Trust, The
                          Trustee                Consultants Inc., April     Advisors' Inner Circle Fund II, Bishop
                                                 1997 to December 2011.      Street Funds, SEI Structured Credit
                                                                             Fund, LP, SEI Daily Income Trust, SEI
                                                                             Institutional International Trust, SEI
                                                                             Institutional Investments Trust, SEI
                                                                             Institutional Managed Trust, SEI
                                                                             Liquid Asset Trust, SEI Asset
                                                                             Allocation Trust, SEI Tax Exempt
                                                                             Trust, Adviser Managed Trust, New
                                                                             Covenant Funds, SEI Insurance
                                                                             Products Trust, The KP Funds and SEI
                                                                             Catholic Values Trust. Member of the
                                                                             independent review committee for
                                                                             SEI's Canadian-registered mutual
                                                                             funds.

                                                                             Former Directorships: Director of SEI
                                                                             Opportunity Fund, L.P. to 2010.
                                                                             Director of SEI Alpha Strategy
                                                                             Portfolios, LP to 2013.
---------------------------------------------------------------------------------------------------------------------

(1) Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

INDIVIDUAL TRUSTEE QUALIFICATIONS

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund's shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as a trustee of the Trust since 1991.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as a trustee of the Trust since 1991.

The Trust has concluded that Mr. Darr should serve as Trustee because of his background in economics, the business experience he gained in a variety of roles with different financial and banking institutions and as a founder of a money management firm, his knowledge of the financial services industry, and the experience he has gained serving as a trustee of the Trust since 2008.

The Trust has concluded that Mr. Grause should serve as Trustee because of the knowledge and experience he gained in a variety of leadership roles with different financial institutions, his knowledge of the mutual fund and investment management industries, and his past experience as an interested trustee and chair of the investment committee for a multi-managed investment company.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as a trustee of the Trust since 2005.

The Trust has concluded that Ms. Krikorian should serve as Trustee because of the experience she gained serving as a legal and financial services consultant, in-house counsel to a large custodian bank and Vice President of Compliance of an investment adviser, her background in fiduciary and banking law, her experience in and knowledge of the financial services industry, and the experience she has gained serving as a trustee of the Trust since 2005.

The Trust has concluded that Mr. Speca should serve as Trustee because of the knowledge and experience he gained serving as president of a mutual fund company and portfolio manager for a $95 billion complex of asset allocation funds, and his over 25 years of experience working in a management capacity with mutual fund boards.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department, and his experience from serving as a trustee of the Trust since 1999.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

BOARD COMMITTEES. The Board has established the following standing committees:

     o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; (iii) pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and (ix) other audit related matters. Messrs. Darr, Grause, Johnson, Speca and Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. Mr. Sullivan serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met [XX] ([XX]) times during the most recently completed fiscal year.

     o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met [XX] ([XX]) times during the most recently completed fiscal year.

     o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board's operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Darr, Grause, Johnson, Speca and Sullivan currently serve as members of the Governance Committee. Ms. Krikorian serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary, and met [XX] ([XX]) times during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

------------------------------------------------------------------------------------------
                               DOLLAR RANGE OF          AGGREGATE DOLLAR RANGE OF SHARES
      NAME                  FUND SHARES (FUND)(1)     (ALL FUNDS IN THE FUND COMPLEX)(1,2)
------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------
     Doran                        [None]                            [None]
------------------------------------------------------------------------------------------
     Nesher                       [None]                            [None]
------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------
     Darr                         [None]                     [$10,001-$50,000]
------------------------------------------------------------------------------------------
    Grause                        [None]                      [Over $100,000]
------------------------------------------------------------------------------------------
    Johnson                       [None]                           [None]
------------------------------------------------------------------------------------------
   Krikorian                      [None]                           [None]
------------------------------------------------------------------------------------------
     Speca                        [None]                        [$1-$10,000]
------------------------------------------------------------------------------------------
   Sullivan                       [None]                           [None]
------------------------------------------------------------------------------------------

(1)  Valuation date is December 31, 2015.

(2)  The Trust is the only investment company in the Fund Complex.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during the Fund's most recently completed fiscal year.

-------------------------------------------------------------------------------------------------------
                                      PENSION OR
                                      RETIREMENT          ESTIMATED
                    AGGREGATE      BENEFITS ACCRUED    ANNUAL BENEFITS
                  COMPENSATION     AS PART OF FUND          UPON          TOTAL COMPENSATION FROM THE
      NAME       FROM THE TRUST        EXPENSES          RETIREMENT        TRUST AND FUND COMPLEX(1)
-------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------
     Doran             $0                N/A                 N/A        $0 for service on one (1) board
-------------------------------------------------------------------------------------------------------
     Nesher            $0                N/A                 N/A        $0 for service on one (1) board
-------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------
     Darr            $[XX]               N/A                 N/A        $[XX] for service on one (1)
                                                                          board
-------------------------------------------------------------------------------------------------------
     Grause          $[XX]               N/A                 N/A        $[XX] for service on one (1)
                                                                          board
-------------------------------------------------------------------------------------------------------
    Johnson          $[XX]               N/A                 N/A        $[XX] for service on one (1)
                                                                          board
-------------------------------------------------------------------------------------------------------
   Krikorian         $[XX]               N/A                 N/A        $[XX] for service on one (1)
                                                                          board
-------------------------------------------------------------------------------------------------------
     Speca           $[XX]               N/A                 N/A        $[XX] for service on one (1)
                                                                          board
-------------------------------------------------------------------------------------------------------
    Sullivan         $[XX]               N/A                 N/A        $[XX] for service on one (1)
                                                                          board
-------------------------------------------------------------------------------------------------------

(1)  The Trust is the only investment company in the Fund Complex.

TRUST OFFICERS. Set forth below are the name, year of birth, position with the Trust, and principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.

--------------------------------------------------------------------------------------------------------------------
NAME AND YEAR
OF BIRTH           POSITION WITH TRUST                        PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Michael Beattie    President                                  Director of Client Service, SEI Investments Company,
(Born: 1965)       (since 2011)                               since 2004.
--------------------------------------------------------------------------------------------------------------------
Stephen Connors    Treasurer, Controller and Chief            Director, SEI Investments, Fund Accounting since
(Born: 1984)       Financial Officer                          December 2014. Audit Manager, Deloitte & Touche
                   (since 2015)                               LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP
                                                              (formerly Briggs, Bunting & Dougherty, LLP), from
                                                              2007 to 2011.
--------------------------------------------------------------------------------------------------------------------
Dianne M.          Vice President and Secretary               Counsel at SEI Investments since 2010. Associate at
Descoteaux         (since 2011)                               Morgan, Lewis & Bockius LLP from 2006 to 2010.
(Born: 1977)
--------------------------------------------------------------------------------------------------------------------
Russell Emery      Chief Compliance Officer                   Chief Compliance Officer of SEI Structured Credit
(Born: 1962)       (since 2006)                               Fund, LP since June 2007. Chief Compliance Officer
                                                              of SEI Alpha Strategy Portfolios, LP from June 2007
                                                              to September 2013. Chief Compliance Officer of The
                                                              Advisors' Inner Circle Fund II, Bishop Street Funds,
                                                              The Advisors' Inner Circle Fund III, O'Connor
                                                              EQUUS (closed-end investment company), Winton
                                                              Series Trust, Winton Diversified Opportunities Fund
                                                              (closed-end investment company), SEI Institutional
                                                              Managed Trust, SEI Asset Allocation Trust, SEI
                                                              Institutional International Trust, SEI Institutional
                                                              Investments Trust, SEI Daily Income Trust, SEI Liquid
                                                              Asset Trust, SEI Tax Exempt Trust, Adviser Managed
                                                              Trust, New Covenant Funds, SEI Insurance Products
                                                              Trust, The KP Funds and SEI Catholic Values Trust.
                                                              Chief Compliance Officer of SEI Opportunity Fund,
                                                              L.P. until 2010.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
NAME AND YEAR
OF BIRTH           POSITION WITH TRUST                        PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Lisa Whittaker     Vice President and Assistant Secretary     Attorney, SEI Investments Company (2012-present).
(Born: 1978)       (since 2013)                               Associate Counsel and Compliance Officer, The
                                                              Glenmede Trust Company, N.A. (2011-2012).
                                                              Associate, Drinker Biddle & Reath LLP (2006-2011).
--------------------------------------------------------------------------------------------------------------------
John Y. Kim        Vice President and Assistant Secretary     Attorney, SEI Investments Company (2014-present).
(Born: 1981)       (since 2014)                               Associate, Stradley Ronon Stevens & Young, LLP
                                                              (2009-2014).
--------------------------------------------------------------------------------------------------------------------
Bridget E. Sudall  Anti-Money Laundering Compliance           Senior Associate and AML Officer, Morgan Stanley
(Born: 1980)       Officer and Privacy Officer (since 2015)   Alternative Investment Partners from April 2011 to
                                                              March 2015. Investor Services Team Lead, Morgan
                                                              Stanley Alternative Investment Partners from 2007 to
                                                              2011.
--------------------------------------------------------------------------------------------------------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (the "NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption during times when the NYSE is closed, other than during customary weekends or holidays, for any period on which trading on the NYSE is restricted (as determined by the SEC by rule or regulation), or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

FOREIGN SECURITIES. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

DERIVATIVES AND OTHER COMPLEX SECURITIES. Exchange traded options on securities and indices purchased by the Fund generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Fund generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter market, if the OTC option is also an exchange traded option, the Fund will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Fund will value the option at fair value in accordance with procedures adopted by the Board.

Futures and swaps cleared through a central clearing house ("centrally cleared swaps") are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the Fund calculates NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value the Fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, non-centrally cleared swaps, collateralized debt obligations, collateralized loan obligations and bank loans are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the security will be valued at fair value as determined in good faith using methods approved by the Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS AND INDEPENDENT BROKERS. Pursuant to contracts with the Administrator, prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator shall seek to obtain a bid price from at least one independent broker.

FAIR VALUE PROCEDURES. Securities for which market prices are not "readily available" or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board and implemented through the Fair Value Pricing Committee. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determinations. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Fund calculates NAV. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Fair Value Pricing Committee.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund's prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY ("RIC"). The Fund intends to qualify and elects to be treated as a RIC. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. If the Fund qualifies as a RIC, it will generally not be subject to federal income taxes on the net investment income and net realized capital gains that it timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, the Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders (the "Distribution Requirement") and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "Qualifying Income Test"); and (ii) at the close of each quarter of the Fund's taxable year: (A) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test").

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the Qualifying Income Test described above if such gains are not directly related to the Fund's business of investing in stock or securities (or options and futures with respect to stock or securities). Accordingly, regulations may be issued in the future that could treat some or all of the Fund's non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund's status as a RIC for all years to which the regulations are applicable. It is also possible that the Fund's strategy of investing in foreign currency-related financial instruments might cause the Fund to fail to satisfy the Asset Test, resulting in its failure to qualify as a RIC. A failure of the Asset Test might result, for example, from a determination by the Internal Revenue Service ("IRS") that financial instruments in which the Fund invests are not securities. Moreover, even if the financial instruments are treated as securities, a determination by the IRS regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by the Fund could result in the failure by the Fund to diversify its investments in a manner necessary to satisfy the Asset Test.

If the Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain DE MINIMIS failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over by the Fund indefinitely. If the Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (a "Post-2010 Loss"), the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. The Fund's unused capital loss carryforwards that arose in taxable years that began on or before December 22, 2010 ("Pre-2011 Losses") are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of those carryforwards, generally eight years after the year in which they arose. The Fund's Post-2010 Losses must be fully utilized before the Fund will be permitted to utilize carryforwards of Pre-2011 Losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which generally requires the Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which the Fund paid no federal income tax). The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund will be eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that:
(i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income.


Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in the Fund. The Fund will report annually to its shareholders the federal tax status of all distributions made by the Fund.

In the case of corporate shareholders, the Fund's distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Fund (or its administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held your shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

SALES, EXCHANGES OR REDEMPTIONS. Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Effective January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including any capital gains realized on the sale or exchange of shares of the Fund).

The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use a default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

TAX TREATMENT OF COMPLEX SECURITIES. The Fund may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

With respect to investments in STRIPS, Treasury Receipts, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund intends to distribute all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.

CERTAIN FOREIGN CURRENCY TAX ISSUES. The Fund's transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. At times, a significant portion of the Fund's returns (both positive and negative) may be attributable to investments in such currency forward contracts. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. The Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

If the Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFICs," the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a "qualified electing fund" or "QEF," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. The Fund may have to distribute to its shareholders certain "phantom" income and gain the Fund accrues with respect to its investment in a PFIC in order to satisfy the Distribution Requirement and to avoid imposition of the 4% excise tax described above. The Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

FOREIGN TAXES. Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If the Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

TAX-EXEMPT SHAREHOLDERS. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits ("REMICs"), (ii) the Fund invests in a REIT that is a taxable mortgage pool ("TMP") or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

BACKUP WITHHOLDING. The Fund will be required in certain cases to withhold at a 28% withholding rate and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

NON-U.S. INVESTORS. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund.

A U.S. withholding tax at a 30% rate will be imposed on dividends effective July 1, 2014 (and proceeds of sales in respect of Fund shares (including certain capital gain dividends) received by Fund shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Fund will not pay any additional amounts in respect to any amounts withheld.

TAX SHELTER REPORTING REGULATIONS. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

STATE TAXES. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that the Fund will not be liable for any corporate excise, income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

The Fund's shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from its retirement account. Because each shareholder's tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

For the fiscal years ended October 31, 2013, 2014 and 2015, the Fund paid the following aggregate brokerage commissions on portfolio transactions:

--------------------------------------------------------------------------------------------
              FUND                     AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
                                       -----------------------------------------------------
                                             2013              2014              2015
--------------------------------------------------------------------------------------------
Sands Capital Global Growth Fund           $102,600          $287,839            $[XX]
--------------------------------------------------------------------------------------------

BROKERAGE SELECTION. The Adviser does not expect to use one particular broker or dealer and makes selections of brokers and dealers based on the chosen broker's or dealer's ability to provide best execution of securities transactions. While not defined by statute or regulation, "best execution" generally means seeking the best qualitative execution of transactions considering all relevant factors. While it is the Adviser's policy to seek best execution for securities transactions, the Adviser is not obligated to obtain the lowest possible commission cost.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Adviser may purchase new issues of securities for clients, including the Fund, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

[During the fiscal year ended October 31, 2015, the Adviser did not enter into any contractual soft dollar arrangements with any brokerage firms that required it to direct a certain amount of commissions. The Adviser accepted proprietary bundled research from its approved brokers. Research services received from brokers and dealers were supplemental to the Adviser's research effort and, when utilized, were subject to internal analysis before being incorporated into the Adviser's investment process. To the best of the Adviser's knowledge, these services were generally made available to all institutional investors doing business with such broker-dealers. Research was made available to the Adviser on a solicited and unsolicited basis.]

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

[For the fiscal years ended October 31, 2013, 2014 and 2015, the Fund did not pay any aggregate brokerage commissions on Fund transactions effected by affiliated brokers.]

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) that the Fund held during its most recent fiscal year. [During the fiscal year ended October 31, 2015, the Fund did not hold any securities of its regular broker dealers.]

PORTFOLIO TURNOVER RATES. Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover. For the fiscal years ended October 31, 2014 and 2015, the Fund's portfolio turnover rates were as follows:

--------------------------------------------------------------------------------
                                              PORTFOLIO TURNOVER RATES
--------------------------------------------------------------------------------
FUND                                            2014           2015
--------------------------------------------------------------------------------
Sands Capital Global Growth Fund                24%            [XX]%
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of the Fund's shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter, or any affiliated person of the Fund, the Adviser, or the principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer ("Adviser CCO") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser CCO, either directly or through reports by the Fund's Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). The Fund will disclose a complete or summary schedule of investments (which includes the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's NAV ("Summary Schedule")) in its Semi-Annual and Annual Reports which are distributed to the Fund's shareholders. The Fund's complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q, and the Fund's complete schedule of investments following the second and fourth fiscal quarters is available in Shareholder Reports filed with the SEC on Form N-CSR.

Reports filed with the SEC on Form N-Q and Form N-CSR are not distributed to the Fund's shareholders but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Should the Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its Form N-CSR will be available without charge, upon request, by calling 1-888-826-5646. In addition, the Fund provides information about its top ten holdings, updated as of the most recent calendar quarter on the internet at http://www.sandscapital.com. This information is generally provided within 30 days after each calendar quarter and is available on the Fund's fact sheets. The Adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the custodian, administrator or transfer agent, in connection with their services to the Fund. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Fund's portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information.

The Fund's policies and procedures provide that the Adviser's CCO may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Adviser's CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund's shareholders and that to the extent conflicts between the interests of the Fund's shareholders and those of the Fund's Adviser, principal underwriter, or any affiliated person of the Fund exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information. The Fund's Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

With the exception of disclosures to rating and ranking organizations as described above, the Fund requires any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Fund, or to perform due diligence and asset allocation, depending on the recipient of the information.


The Fund's policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipients of the Fund's portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of the fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Board may create additional series or classes of shares. All consideration received by the Trust for shares of any funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Trust has received a legal opinion to the effect that the Fund's shares are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

The Trust is required to disclose annually the Fund's complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record is available: (i) without charge, upon request, by calling 1-888-826-5646; and (ii) on the SEC's website at http://www.sec.gov.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Distributor and the Administrator have adopted Codes of Ethics pursuant to Rule 17j-1 (each a "Code of Ethics" and together the "Codes of Ethics"). These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to invest in securities, including securities that may be purchased or held by the Fund, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

As of February [XX], 2016, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Fund. The Fund believes that most of the shares referred to below were held by the persons listed below in accounts for their fiduciary, agency or custodial customers. Any shareholder listed below as owning of record or beneficially more than 25% of the Fund's outstanding shares may be deemed to "control" the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund may have a significant impact on any shareholder vote of the Fund.

--------------------------------------------------------------------------------
SANDS CAPITAL GLOBAL GROWTH FUND --
INVESTOR CLASS SHARES
--------------------------------------------------------------------------------
NAME AND ADDRESS                                 NUMBER OF SHARES     % OF CLASS
--------------------------------------------------------------------------------
[XX]                                                   [XX]              [XX]%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SANDS CAPITAL GLOBAL GROWTH FUND --
INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
NAME AND ADDRESS                                 NUMBER OF SHARES     % OF CLASS
--------------------------------------------------------------------------------
[XX]                                                   [XX]              [XX]%
--------------------------------------------------------------------------------

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

DESCRIPTION OF RATINGS

The following descriptions of securities ratings have been published by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Fitch Ratings ("Fitch"), respectively.

DESCRIPTION OF MOODY'S GLOBAL RATINGS

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

DESCRIPTION OF MOODY'S GLOBAL LONG-TERM RATINGS

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

HYBRID INDICATOR (HYB)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

DESCRIPTION OF MOODY'S GLOBAL SHORT-TERM RATINGS

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF MOODY'S U.S. MUNICIPAL SHORT-TERM OBLIGATION RATINGS

The Municipal Investment Grade ("MIG") scale is used to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels--MIG 1 through MIG 3--while speculative grade short-term obligations are designated SG.

Moody's U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DESCRIPTION OF MOODY'S DEMAND OBLIGATION RATINGS

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade ("VMIG") scale.

Moody's demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

DESCRIPTION OF S&P'S ISSUE CREDIT RATINGS

An S&P's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P's analysis of the following considerations:

o Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

o Nature of and provisions of the obligation; and the promise S&P imputes;

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

DESCRIPTION OF S&P'S LONG-TERM ISSUE CREDIT RATINGSo

AAA An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; AND C Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

* The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

DESCRIPTION OF S&P'S MUNICIPAL SHORT-TERM NOTE RATINGS

An S&P's U.S. municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P's analysis will review the following considerations:

o Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

o Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P's municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF FITCH'S CREDIT RATINGS

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ABILITY of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the OBLIGATION to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation's documentation). In such cases, the agency will make clear the assumptions underlying the agency's opinion in the accompanying rating commentary.

DESCRIPTION OF FITCH'S LONG-TERM CORPORATE FINANCE OBLIGATIONS RATINGS

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. 'B' ratings indicate that material credit risk is present.

CCC Substantial credit risk. 'CCC' ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. 'CC' ratings indicate very high levels of credit risk.

C Exceptionally high levels of credit risk. 'C' ratings indicate exceptionally high levels of credit risk.

NR This designation is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

WD This designation indicates that the rating has been withdrawn and the issue or issuer is no longer rated by Fitch.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' obligation rating category, or to corporate finance obligation ratings in the categories below 'CCC'.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Fitch's short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

NR This designation is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

WD This designation indicates that the rating has been withdrawn and the issue or issuer is no longer rated by Fitch.

               APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES

                         SANDS CAPITAL MANAGEMENT, LLC
                       PROXY VOTING POLICY AND PROCEDURES

                       Most Recent Amendment: March 2015
                       Implementation Date: November 2006

--------------------------------------------------------------------------------

ISSUE

Rule 206(4)-6 under the Advisers Act requires every registered investment adviser to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser's proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

SCM votes proxies for a significant number of its clients, and therefore has adopted and implemented this Proxy Voting Policy and Procedures.

POLICY

It is the policy of SCM to vote client proxies in the best interest of our clients. Proxies are an asset of a client account, which should be treated by SCM with the same care, diligence, and loyalty as any asset belonging to a client. Consideration will be given to both the short and long term implications of each proposal to be voted on. In voting proxies, we typically are neither an activist in corporate governance nor an automatic supporter of management. However, because SCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, SCM believes that voting proxy proposals in the client's best economic interests usually means voting with the recommendations of these management teams. Any specific voting instructions provided by an advisory client or its designated agent in writing will supersede this policy. Clients with their own general or specific proxy voting and governance policies may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the client's expense.

PROXY COMMITTEE

SCM has established a Proxy Committee. The Proxy Committee consists of two permanent members, the Chief Administrative Officer ("CAO") and Chief Compliance Officer ("CCO"), and one or more rotating members from the Investment Research Team ("Research Team"). The Proxy Committee meets at least annually and as necessary to fulfill its responsibilities. A majority of the members of the Proxy Committee constitutes a quorum for the transaction of business. The CAO acts as secretary of the Proxy Committee and maintains a record of Proxy Committee meetings and actions.

The Proxy Committee is responsible for (i) the oversight and administration of proxy voting on behalf of SCM's clients, including developing, authorizing, implementing and updating this Proxy Voting Policy and Procedures; (ii) overseeing the proxy voting process; and (iii) engaging and overseeing any third-party service provider as voting agent to receive proxy statements and/or to provide information, research or other services intended to facilitate the proxy voting decisions made by SCM. The Proxy Committee reviews reports on SCM's proxy voting activity at least annually, and as necessary, to fulfill its responsibilities.

The Proxy Committee has developed a set of criteria for evaluating proxy issues. These criteria and general voting guidelines are set forth in SCM's Proxy Voting Guidelines (the "Guidelines"), a copy of which is attached hereto as Attachment A. The Proxy Committee may amend or supplement the Guidelines from time to time. All Guidelines are to be applied generally and not absolutely, such that the evaluation of each proposal will be performed in the context of the Guidelines giving appropriate consideration to the circumstances of the company whose proxy is being voted.

PROCEDURES FOR IDENTIFICATION AND VOTING OF PROXIES

The following procedures are designed to enable SCM to resolve material conflicts of interest before voting client proxies.

     1. SCM maintains a list of all clients for which it votes proxies. The list may be maintained either in hard copy or electronically, and is updated by the Portfolio Administration Team who obtains proxy voting information from client agreements or internal account onboarding documentation.

     2.   As part of the account opening procedure, the Portfolio
          Administration Team will note whether or not SCM is responsible for voting proxies for the new client.

     3. In cases where it has been designated to vote client proxies, SCM, through its Portfolio Administration and Client Service Teams, will work with the client to ensure that SCM is the designated party to receive proxy voting materials from companies or intermediaries.

     4. The CAO, through a proxy voting designee working as a proxy administrator, receives all proxy voting materials and has overall responsibility for ensuring that proxies are voted and submitted in a timely manner.

     5. SCM's Research Team is responsible for reviewing proxy proposals for portfolio securities. Prior to a proxy voting deadline, the appropriate Research Team member will make a determination as how to vote each proxy proposal based on his or her analysis of the proposal and the Guidelines. In evaluating a proxy proposal, a Research Team member may consider information from a number of sources, including management of the company, shareholder groups and independent proxy research services.

     6. SCM Staff Members will reasonably try to assess whether there are any material conflicts between SCM's interests and those of its clients with respect to proxy voting by considering the situations identified in the CONFLICTS OF INTEREST section of this document.

     7. So long as no material conflicts of interest have been identified, SCM will vote proxies according to SCM's policy. SCM may also elect not to vote if it deems doing so in its clients' best interest. (See #8 and PROXIES OF CERTAIN NON-U.S. ISSUERS below.) The rationale for not voting a client proxy will be documented and the documentation will be maintained in SCM's permanent files.

     8. Upon detection of a conflict of interest, the conflict will be brought to the attention of the Proxy Committee for resolution. See CONFLICTS OF INTEREST section for additional information.

     9. SCM is not required to vote every client proxy provided that electing not to vote is consistent with SCM's fiduciary obligations. SCM shall at no time ignore or neglect its proxy voting responsibilities. However, there may be times when refraining from voting is in the client's best interest, such as when an analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client. See PROXIES OF CERTAIN NON-U.S. ISSUERS below.

     10. SCM may process certain proxies without voting them or may systematically vote with management. Examples include, without limitation, proxies issued by companies SCM has decided to sell, proxies issued for securities that SCM did not select for a client portfolio, such as, securities that were selected by a previous adviser, unsupervised or non-managed securities held in a client's custody account, money market securities, or other securities selected by clients or their representatives other than SCM.

     11. In the event that SCM votes the same proxy in two directions, it shall maintain documentation to support its voting (this may occur if a client requires SCM to vote a certain way on an issue, while SCM deems it beneficial to vote in the opposite direction for its other clients) in SCM's permanent files.

     12. The CAO and the Research Team member will report any attempts by SCM's personnel to influence the voting of client proxies in a manner that is inconsistent with SCM's policy, as well as any attempts by persons or entities outside SCM seeking to influence the voting of client proxies. Such report shall be made to SCM's CCO, or if the CCO is the person attempting to influence the voting, then to SCM's General Counsel.

     13. All proxy votes will be recorded and the following information will be maintained:

          o    The name of the issuer of the portfolio security;

          o    The exchange ticker symbol of the portfolio security;


          o The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          o    The shareholder meeting date;

          o    The number of shares SCM is voting firm-wide;

          o    A brief identification of the matter voted on;

          o Whether the matter was proposed by the issuer or by a security holder;

          o    Whether or not SCM cast its vote on the matter;

          o How SCM cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

          o    Whether SCM cast its vote with or against management; and

          o    Whether any client requested an alternative vote of its proxy.

LOANED SECURITIES

When an SCM client participates in a securities lending program, SCM will not be able to vote the proxy of the shares out on loan. SCM will generally not seek to recall for voting the client shares on loan. However, under rare circumstances, for voting issues that may have a particularly significant impact on the investment, SCM may request a client to recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client and the administrative burden of retrieving the securities. The Research Team member who is responsible for voting the proxy will notify the Proxy Committee in the event they believe a recall of loaned securities is necessary.

In determining whether a recall of a security is warranted ("Significant Event"), SCM will take into consideration whether the benefit of the vote would be in the client's best interest despite the costs and the lost revenue to the client and the administrative burden of retrieving the securities. SCM may utilize third-party service providers to assist it in identifying and evaluating whether an event constitutes a Significant Event. The Proxy Committee will review the proxy proposals that have been determined to be Significant Events from time to time and will adjust the foregoing standard as it deems necessary.

PROXIES OF CERTAIN NON-U.S. ISSUERS

It is SCM's policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority where SCM can reasonably determine that voting such proxies will be in the best interest of its clients.

Voting proxies of issuers in non-US markets may give rise to a number of administrative/operational issues that may cause SCM to determine that voting such proxies are not in the best interest of its clients or that it is not reasonably possible to determine whether voting such proxies will be in the best interests of its clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

     o SCM may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting.

     o Some markets require SCM to provide local agents with a power of attorney or consularization prior to implementing SCM's voting instructions.

     o    Proxy material may not be available in English.

     o SCM may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may not vote in those instances.

     o Proxy voting in certain countries requires "share blocking. " Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Absent compelling reasons to the contrary, SCM believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i. e. , not being able to sell the shares during this period). Accordingly, if share blocking is required SCM generally elects not to vote those shares. The Research Team member in conjunction with the Proxy Committee retains the final authority to determine whether to block the shares in the client's portfolio or to pass on voting the meeting.

CONFLICTS OF INTEREST

Although SCM has not currently identified any material conflicts of interest that would affect its proxy voting decisions, it is aware of the following potential conflicts that could exist in the future:

     o CONFLICT: SCM is retained by a firm, or is in the process of being retained by a firm, which is affiliated with an issuer that is held in SCM's client portfolios;

     o CONFLICT: SCM is retained by an individual, or is in the process of being retained by an individual, who is an officer or director of an issuer that is held in SCM's client portfolios;

     o CONFLICT: SCM's Staff Members maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers. For example, the spouse of an SCM Staff Member may be a high-level executive of an issuer that is held in SCM's client portfolios. The spouse could attempt to influence SCM to vote in favor of management; and

     o CONFLICT: SCM or a Staff Member(s) personally owns a significant number of an issuer's securities that are also held in SCM's client portfolios. The Staff Member(s) may seek to vote proxies in a different direction for his/her personal holdings than would otherwise be warranted by SCM's policy. The Staff Member(s) could oppose voting the proxies according to the policy and successfully influence SCM to vote proxies in contradiction to the policy.

RESOLUTION:

SCM realizes that, due to the difficulty of predicting and identifying all material conflicts, it must rely on its Staff Members to notify the CAO and/or the CCO of any material conflict that may impair SCM's ability to vote proxies in an objective manner. Upon such notification, the CAO and/or the CCO will notify the Proxy Committee of the conflict.

In the event that the Proxy Committee determines that SCM has a conflict of interest with respect to a proxy proposal, the Proxy Committee shall also determine whether the conflict is "material" to that proposal. The Proxy Committee may determine on a case-by-case basis that a particular proposal does not involve a material conflict of interest. To make this determination, the Proxy Committee must conclude that the proposal is not directly related to SCM's conflict with the issuer. If the Proxy Committee determines that a conflict is not material, then SCM may vote the proxy in accordance with the recommendation of the Research Team member.

In the event that the Proxy Committee determines that SCM has a material conflict of interest with respect to a proxy proposal, SCM will vote on the proposal in accordance with the determination of the Proxy Committee. Prior to voting on the proposal, SCM may (i) contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or (ii) with respect to client accounts that are not subject to ERISA, fully disclose the nature of the conflict to the client and obtain the client's consent as to how SCM will vote on the proposal (or otherwise obtain instructions from the client as to how to vote the proxy).

RECORDKEEPING

SCM must maintain the documentation described in the following section for a period of not less than five (5) years in an easily accessible place, the first two (2) years at its principal place of business. The CAO will be responsible for the following procedures and for ensuring that the required documentation is retained.

CLIENT REQUEST TO REVIEW PROXY VOTES:

     o Any request, whether written (including e-mail) or oral, received by any Staff Member of SCM, must be promptly reported to the CAO. All written requests must be retained in the permanent file.

     o The CAO or designee will record the identity of the client, the date of the request, and the disposition (e. g. , provided a written or oral response to client's request, referred to third party, not a proxy voting client, other dispositions, etc. ) in a suitable place.

     o Clients are permitted to request the proxy voting record for the 5-year period prior to their request.

PROXY STATEMENTS RECEIVED REGARDING CLIENT SECURITIES:

     o Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

          NOTE: SCM is permitted to rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies.

PROXY VOTING RECORDS:

     o Documents prepared or created by SCM that were material to making a decision on how to vote, or that memorialized the basis for the decision.

     o Documentation or notes or any communications received from third parties, other industry analysts, third-party service providers, company's management discussions, etc. that were material in the basis for the decision.

DISCLOSURE

     o SCM will ensure that Part 2A of Form ADV is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) information about how clients may obtain information on how SCM voted their securities.

PROXY SOLICITATION

As a matter of practice, it is SCM's policy to not reveal or disclose to any outside third party how SCM may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder's meeting.

The CAO is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients. At no time may any Staff Member accept any remuneration in the solicitation of proxies. The CAO or a designee shall handle all responses to such solicitations.

PROCEDURES FOR SCM'S RECEIPT OF CLASS ACTIONS

The following procedures outline SCM's receipt of "Class Action" documents from clients and custodians:

     SCM will not file "Class Actions" on behalf of any client. If "Class Action" documents are received by SCM from a client's custodian, SCM will make a best effort to forward the documents to the client. Likewise if "Class Action" documents are received by SCM from a client, SCM will make a best effort to gather, at the client's request, any requisite information it has regarding the matter and forward it to the client, to enable the client to file the "Class Action."

RESPONSIBILITY

The CAO is responsible for overseeing and implementing this Proxy Voting Policy and Procedures.

                                  ATTACHMENT A

                            PROXY VOTING GUIDELINES

One of the primary factors SCM considers when determining the desirability of investing in a particular company is the quality and depth of its management. Accordingly, SCM believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, SCM will vote on most issues presented in a portfolio company proxy statement in accordance with the position of the company's management, unless SCM determines that voting in accordance with management's recommendation would adversely affect the investment merits of owning the stock. However, SCM will consider each issue on its own merits, and will not support the position of the company's management in any situation where, in SCM's judgment, it would not be in the best interests of the client to do so.

                           I. THE BOARD OF DIRECTORS

A.   VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees are made on a CASE-BY-CASE basis, and may consider the following factors:

     o    Long-term corporate performance record relative to a market index;

     o    Composition of board and key board committees;

     o    Corporate governance provisions and takeover activity;

     o    Board decisions regarding executive pay; and

     o    Director compensation.

B.   DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals concerning director and officer indemnification and liability protection are evaluated on a CASE-BY-CASE basis.

C.   VOTING FOR DIRECTOR NOMINEES IN CONTEST ELECTIONS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, and may consider the following factors:

     o Long-term financial performance of the target company relative to its industry;

     o    Management's track record;

     o    Background to the proxy contest;

     o    Qualifications of director nominees (both slates);

     o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

     o    Stock ownership positions.

D.   SIZE OF THE BOARD

Proposals to limit the size of the Board should be evaluated on a CASE-BY-CASE basis.

                                  II. AUDITORS

RATIFYING AUDITORS

We generally vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

                          III. PROXY CONTEST DEFENSES

CUMULATIVE VOTING

We vote AGAINST proposals to eliminate cumulative voting.

We vote FOR proposals to permit cumulative voting.

                            IV. ANTI-TAKEOVER ISSUES

We generally oppose anti-takeover measures because they reduce shareholder rights. However, as with all proxy issues, we conduct an independent review of each anti-takeover proposal. On occasion, we may vote with management when it is concluded that the proposal is not onerous and would not harm clients' interests as shareholders. Anti-takeover issues include the following:

A.   POISON PILLS

The "poison pill" entitles shareholders to purchase certain securities at discount prices in the event of a change in corporate control. Such a measure would make a potential takeover prohibitively expensive to the acquirer.

We review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

B.   FAIR PRICE PROVISIONS

Fair price provisions attempt to ensure approximately equal treatment for all shareholders in the event of a full-scale takeover. Typically, such a provision requires would-be acquirers that have established threshold positions in target companies at given per-share prices to pay at least as much if they opt for complete control, unless certain conditions are met.

We vote FOR fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

We vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C.   GREENMAIL

Proposals relating to the prohibition of "greenmail" are designed to disallow the repurchase of stock from a person or group owning 5% or more of the company's common stock, unless approved by the disinterested holders of two-thirds or more of the outstanding stock. They could also prevent the company from repurchasing any class of stock at a price more than 5% above the current fair market price, unless an offer is made to all shareholders.

We vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D.   SUPERSTOCK

Another takeover defense is superstock, i.e., shares that give holders disproportionate voting rights. For example, one company proposed authorizing a class of preferred stock which "could be issued in a private placement with one or more institutional investors" and "could be designated as having voting rights which might dilute or limit the present voting rights of the holders of common stocko." The purpose of this additional class of stock would be to give insiders an edge in fending off an unsolicited or hostile takeover attempt.

We will review on case-by-case basis proposals that would authorize the creation of new classes of "superstock."

E.   Supermajority Rules

Supermajority provisions require approval by holders of minimum amounts of the common shares (usually 75% to 80%). While applied mainly to merger bids, supermajority rules also may be extended to cover substantive transfers of corporate assets, liquidations, reverse splits and removal of directors for reasons other than cause. A supermajority provision would make it nearly impossible in some cases for shareholders to benefit from a takeover attempt.

     1.   SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

We vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

     2.   SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR
          BYLAWS

We vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

F.   BOARD CLASSIFICATION

High on the agenda of defense-minded corporate executives are staggered terms for directors, whereby only some (typically one-third) of the directors are elected each year. The "staggered board" acts as a bar to unwelcome takeover bids. An aggressive, affluent acquirer would need two years to gain a working majority of directors at a company whose board members are elected to staggered three-year terms of office.

We vote AGAINST proposals to classify the board.

We vote FOR proposals to repeal classified boards and elect all directors annually.

                     IV. MISCELLANEOUS GOVERNANCE PROVISION

BUNDLED PROPOSALS

We review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In this case where items are conditioned upon each other, we examine the benefits and costs of the packages items. In instances when the joint effect of the conditioned items is not in shareholder's best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

                              V. CAPITAL STRUCTURE

A.   COMMON STOCK AUTHORIZATION

We review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.

B.   DEBT RESTRUCTURING

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

                    VI. EXECUTIVE AND DIRECTOR COMPENSATION

In general, we vote on a CASE-BY-CASE basis on executive and director compensation plans, including stock option plans, with the view that viable compensation programs reward the creation of stockholder wealth.

VII. STATE OF INCORPORATION

A.   VOTING ON STATE TAKEOVER STATUTES

We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions and disgorgement provisions).

B.   VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation are examined on a CASE-BY-CASE basis.

                   VIII. MERGERS AND CORPORATE RESTRUCTURINGS

A.   MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis.

B.   CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations and asset sales are considered on a CASE-BY-CASE basis.

C.   SPIN-OFFS

Votes on spin-offs are considered on a CASE-BY-CASE basis.

D.   CHANGING CORPORATE NAME

We generally vote FOR changing the corporate name.

IX.  SOCIAL AND ENVIRONMENTAL ISSUES

Consistent with its fiduciary duty to clients, SCM will vote on social issues with a view toward promoting good corporate citizenship. However, SCM realizes that it cannot require a portfolio company to go beyond applicable legal requirements or put itself in a non-competitive position. Social responsibility issues may include proposals regarding the following:

     o Ecological issues, including toxic hazards and pollution of the air and water;

     o Employment practices, such as the hiring of women and minority groups;

     o    Product quality and safety;

     o    Advertising practices;

     o Animal rights, including testing, experimentation and factory farming;

     o    Military and nuclear issues; and

     o International politics and operations, including the world debt crisis, infant formula, U.S. corporate activity in Northern Ireland, and the policy of apartheid in South Africa.

We review on a CASE-BY-CASE basis proposals regarding social or environmental issues.

                           PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1) Amended and Restated Agreement and Declaration of Trust of The Advisors' Inner Circle Fund (the "Registrant") dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit
(1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(a)(2) Amendment No. 1, dated May 15, 2012, to the Registrant's Amended and Restated Agreement and Declaration of Trust dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit
(a)(2) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(b) Registrant's Second Amended and Restated By-Laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 179 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000087 on February 28, 2012.

(c) Not Applicable.

(d)(1)(i) Investment Advisory Agreement, dated May 3, 1995, between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.

(d)(1)(ii) Amended and Restated Schedule, dated May 19, 1998, to the Investment Advisory Agreement, dated May 3, 1995, between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-021496 on May 21, 1998.

(d)(1)(iii) Investment Advisory Agreement, dated March 15, 1999, between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.

(d)(1)(iv) Amended Schedule A, dated May 13, 2014, to the Investment Advisory Agreement, dated March 15, 1999, between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(1)(v) of Post-Effective Amendment No. 235 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000403 on June 10, 2014.

(d)(1)(v) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Acadian Asset Management, Inc. (now, Acadian Asset Management
LLC) is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(1)(vi) Amended Schedule A to the Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Acadian Asset Management, Inc. (now Acadian Asset Management LLC) is incorporated herein by reference to exhibit
(d)(12) of Post-Effective Amendment No. 127 to the Registrant's

Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-10- 000392 on September 3, 2010.

(d)(1)(vii) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Cambiar Investors, LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(1)(viii) Amended Schedule A, dated August 28, 2015, to the Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Cambiar Investors, LLC, is incorporated herein by reference to exhibit (d)(1)(viii) of Post-Effective Amendment No. 258 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000632 on August 28, 2015.

(d)(1)(ix) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(1)(x) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and C.S. McKee, L.P. is incorporated herein by reference to exhibit
(d)(24) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(1)(xi) Investment Advisory Agreement, dated August 8, 2008, between the Registrant and Rice, Hall James & Associates LLC is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.

(d)(1)(xii) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Thompson, Siegel & Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC) is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(1)(xiii) Amendment and Revised Schedule A, dated June 1, 2010, to the Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Thompson, Siegel & Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC) is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.

(d)(1)(xiv) Investment Advisory Agreement, dated May 28, 2004, between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000093 on February 25, 2005.

(d)(1)(xv) Investment Advisory Agreement, dated December 16, 2005, between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000081 on February 28, 2006.

(d)(1)(xvi) Amended Schedule, dated March 1, 2015, to the Investment Advisory Agreement, dated December 16, 2005, between the Registrant and Westwood Management Corp., is incorporated herein by reference to exhibit (d)(1)(xvi) of Post-Effective Amendment No. 254 to the Registrant's Registration

Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000298 on April 20, 2015.

(d)(1)(xvii) Investment Advisory Agreement, dated February 27, 2006, between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.

(d)(1)(xviii) Investment Advisory Agreement, dated March 31, 2010, between the Registrant and Sands Capital Management, LLC is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000173 on April 30, 2010.

(d)(1)(xix) Investment Advisory Agreement, dated March 24, 2011, between the Registrant and AlphaOne Investment Services, LLC, relating to the AlphaOne Micro Cap Equity Fund, is incorporated herein by reference to exhibit (d)(35) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(1)(xx) Investment Advisory Agreement, dated June 20, 2011, between the Registrant and Loomis, Sayles & Company, L.P., relating to the Loomis Sayles Full Discretion Institutional Securitized Fund, is incorporated herein by reference to exhibit (d)(37) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(1)(xxi) Investment Advisory Agreement, dated December 19, 2011, between the Registrant and CBRE Clarion Securities LLC, relating to the CBRE Clarion Long/Short Fund and CBRE Clarion Global Infrastructure Value Fund, is incorporated herein by reference to exhibit (d)(39) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(1)(xxii) Revised Schedule A, dated May 14, 2013, to the Investment Advisory Agreement between the Registrant and CBRE Clarion Securities LLC, relating to the CBRE Clarion Long/Short Fund and CBRE Clarion Global Infrastructure Value Fund, is incorporated herein by reference to exhibit (d)(40) of Post-Effective Amendment No. 214 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000354 on June 28, 2013.

(d)(1)(xxiii) Investment Advisory Agreement, dated February 20, 2012, between the Registrant and Hamlin Capital Management, LLC, relating to the Hamlin High Dividend Equity Fund, is incorporated herein by reference to exhibit (d)(45) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000195 on March 28, 2012.

(d)(1)(xxiv) Investment Advisory Agreement, dated February 3, 2012, between the Trust and Thomson Horstmann & Bryant, Inc., relating to the Thomson Horstmann & Bryant MicroCap Fund and Thomson Horstmann & Bryant Small Cap Value Fund, is incorporated herein by reference to exhibit (d)(45) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(1)(xxv) Amended Schedule A to the Investment Advisory Agreement, dated February 3, 2012, between the Trust and Thomson Horstmann & Bryant, Inc., relating to the Thomson Horstmann & Bryant MicroCap Fund and Thomson Horstmann & Bryant Small Cap Value Fund, is incorporated herein by reference to exhibit
(d)(49) of Post-Effective Amendment No. 225 to the Registrant's Registration

Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000589 on October 9, 2013.

(d)(1)(xxvi) Investment Advisory Agreement, dated May 1, 2014, between the Trust and Cornerstone Advisors, Inc., relating to the Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (d)(1)(xxviii) of Post-Effective Amendment No. 236 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000442 on June 24, 2014.

(d)(1)(xxvii) Investment Advisory Agreement, dated January 31, 2013, between the Registrant and Harvest Global Investments Limited, relating to the Harvest Family of Funds, is incorporated herein by reference to exhibit (d)(1)(xxix) of Post-Effective Amendment No. 236 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000442 on June 24, 2014.

(d)(1)(xxviii) Investment Advisory Agreement, dated September 3, 2013, between the Registrant and AT Investment Advisers, Inc. (formerly, Stein Roe Investment Counsel, Inc.), relating to the AT Family of Funds, is incorporated herein by reference to exhibit (d)(1)(xxx) of Post-Effective Amendment No. 236 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000442 on June 24, 2014.

(d)(1)(xxix) Investment Advisory Agreement, dated July 3, 2013, between the Registrant and Fayez Sarofim & Co., relating to the Sarofim Equity Fund, is incorporated herein by reference to exhibit (d)(74) of Post-Effective Amendment No. 219 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000386 on July 26, 2013.

(d)(2)(i) Investment Sub-Advisory Agreement, dated December 27, 2011, between Westwood Management Corp. and SKY Harbor Capital Management, LLC, relating to the Westwood Short Duration High Yield Fund and Westwood Opportunistic High Yield Fund, is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(2)(ii) Amended Schedule A, dated November 17, 2014, to the Investment Sub-Advisory Agreement, dated December 27, 2011, between Westwood Management Corp. and SKY Harbor Capital Management, LLC, relating to the Westwood Short Duration High Yield Fund and Westwood Opportunistic High Yield Fund, is incorporated herein by reference to exhibit (d)(2)(ii) of Post-Effective Amendment No. 248 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000803 on December 29, 2014.

(d)(2)(iii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Parametric Portfolio Associates LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(ii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(iv) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and LSV Asset Management, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(iii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(v) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Harris Associates L.P., relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(iv) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(vi) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Thornburg Investment Management Inc, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(v) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(vii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Marsico Capital Management, LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(vi) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(viii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Cramer Rosenthal McGlynn LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(viii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(ix) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Fairpointe Capital LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(ix) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(x) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Phocas Financial Corporation, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(x) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xi) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Allianz Global Investors Capital LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xi) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Acadian Asset Management LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xiii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Driehaus Capital Management LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xiii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xiv) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and OFI SteelPath, Inc., relating to the Cornerstone Advisors Income Opportunities Fund, is incorporated herein by reference to exhibit (d)((2)(xiv) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xv) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and AlphaSimplex Group, LLC, relating to the Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit (d)(2)(xv) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xvi) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and ClariVest Asset Management LLC, relating to the Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xvi) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xvii) Amended Schedule A, dated December 15, 2014, to the Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and ClariVest Asset Management LLC, relating to the Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xvii) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(d)(2)(xviii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Kayne Anderson Capital Advisors, L.P., relating to the Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (d)(2)(xvii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xix) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and BlackRock Financial Management, LLC, relating to the Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (d)(2)(xviii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xx) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Numeric Investors, LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xix) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xxi) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Strategic Income Management, LLC, relating to the Cornerstone Advisors Income Opportunities Fund, is incorporated herein by reference to exhibit (d)(2)(xx) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xxii) Investment Sub-Advisory Agreement, dated June 3, 2014, between Cornerstone Advisors, Inc. and AJO, LP, relating to the Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit
(d)(2)(xxi) of Post-Effective Amendment No. 239 to the Registrant's
Registration

Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xxiii) Investment Sub-Advisory Agreement, dated June 3, 2014, between Cornerstone Advisors, Inc. and Wells Fargo Portfolio Risk Advisors, a Division of Structured Asset Investors, LLC, relating to the Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit (d)(2)(xxii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xxiv) Investment Sub-Advisory Agreement, dated December 15, 2014, between Cornerstone Advisors, Inc. and Chautauqua Capital Management, LLC, is incorporated herein by reference to exhibit (d)(2)(xxiv) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(d)(3)(i) Amended and Restated Expense Limitation Agreement, dated February 13, 2013, between the Registrant and LSV Asset Management, relating to the LSV Family of Funds, is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(3)(ii) Amended Schedule A, dated May 13, 2014, to the Amended and Restated Expense Limitation Agreement, dated February 13, 2013, between the Registrant and LSV Asset Management, relating to the LSV Family of Funds, is incorporated herein by reference to exhibit (d)(3)(ii) of Post-Effective Amendment No. 235 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000403 on June 10, 2014.

(d)(3)(iii) Amended and Restated Expense Limitation Agreement, dated February 10, 2014, between the Registrant and Acadian Asset Management LLC, is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(d)(3)(iv) Amended and Restated Expense Limitation Agreement, dated September 1, 2010, between the Registrant and Cambiar Investors, LLC, relating to the Cambiar Funds, is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 220 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000444 on August 28, 2013.

(d)(3)(v) Amended Schedule A, dated August 28, 2015, to the Amended and Restated Expense Limitation Agreement, dated September 1, 2010, between the Registrant and Cambiar Investors, LLC, is incorporated herein by reference to exhibit (d)(3)(v) of Post-Effective Amendment No. 258 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000632 on August 28, 2015.

(d)(3)(vi) Expense Limitation Agreement, dated March 1, 2008, between the Registrant and Rice Hall James & Associates, LLC, relating to the Rice Hall James Family of Funds, is incorporated herein by reference to exhibit (d)(20) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(3)(vii) Revised Schedule A, dated June 24, 2013, to the Expense Limitation Agreement, dated March 1, 2008, between the Registrant and Rice Hall James & Associates, LLC, relating to the Rice Hall James Family of Funds, is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(d)(3)(viii) Expense Limitation Agreement, dated March 1, 2008, between the Registrant and Haverford Investment Management, Inc., relating to the Haverford Quality Growth Stock Fund, is incorporated herein by reference to exhibit
(d)(25) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(3)(ix) Amended and Restated Expense Limitation Agreement, dated February 10, 2015, between the Registrant and Westwood Management Corp., relating to the Westwood Family of Funds, is incorporated herein by reference to exhibit
(d)(3)(ix) of Post-Effective Amendment No. 254 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000298 on April 20, 2015.

(d)(3)(x) Expense Limitation Agreement, dated March 1, 2008, between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 124 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000245 on June 30, 2010.

(d)(3)(xi) Expense Limitation Agreement, dated March 31, 2010, between the Registrant and Sands Capital Management, LLC, relating to the Sands Capital Global Growth Fund, is incorporated herein by reference to exhibit (d)(34) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(3)(xii) Expense Limitation Agreement, effective as of March 28, 2011, between the Registrant and AlphaOne Investment Services, LLC, relating to the AlphaOne Micro Cap Equity Fund, is incorporated herein by reference to exhibit
(d)(43) of Post-Effective Amendment No. 154 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000353 on June 29, 2011.

(d)(3)(xiii) Expense Limitation Agreement, dated December 15, 2011, between the Registrant and Loomis, Sayles & Company, L.P., relating to the Loomis Sayles Full Discretion Institutional Securitized Fund, is incorporated herein by reference to exhibit (d)(38) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(3)(xiv) Amended and Restated Expense Limitation Agreement, dated May 14, 2013, between the Registrant and CBRE Clarion Securities LLC, relating to the CBRE Clarion Long/Short Fund and CBRE Clarion Global Infrastructure Value Fund, is incorporated herein by reference to exhibit (d)(41) of Post-Effective Amendment No. 214 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000354 on June 28, 2013.

(d)(3)(xv) Amended and Restated Expense Limitation Agreement, dated April 30, 2013, between the Registrant and Hamlin Capital Management, LLC, relating to the Hamlin High Dividend Equity Fund, is incorporated herein by reference to exhibit (d)(42) of Post-Effective Amendment No. 210 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000257 on April 30, 2013.

(d)(3)(xvi) Expense Limitation Agreement, dated March 28, 2012, between the Registrant and Thomson Horstmann & Bryant, Inc., relating to the Thomson Horstmann & Bryant MicroCap Fund and Thomson Horstmann & Bryant Small Cap Value Fund, is incorporated herein by reference to exhibit (d)(46) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(3)(xvii) Amended Schedule A to the Expense Limitation Agreement, dated March 28, 2012, between the Registrant and Thomson Horstmann & Bryant, Inc., relating to the Thomson Horstmann & Bryant MicroCap Fund and Thomson Horstmann & Bryant Small Cap Value Fund, is incorporated herein by reference to exhibit
(d)(50) of Post-Effective Amendment No. 225 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000589 on October 9, 2013.

(d)(3)(xviii) Expense Limitation Agreement, dated January 31, 2013, between the Registrant and Harvest Global Investments Limited, relating to the Harvest Family of Funds, is incorporated herein by reference to exhibit (d)(3)(xix) of Post-Effective Amendment No. 236 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000442 on June 24, 2014.

(d)(3)(xix) Expense Limitation Agreement, dated January 2, 2014, between the Registrant and AT Investment Advisers, Inc. (formerly, Stein Roe Investment Counsel, Inc.), relating to the AT Family of Funds, is incorporated herein by reference to exhibit (d)(3)(xx) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(3)(xx) Expense Limitation Agreement, effective as of July 3, 2013, between the Registrant and Fayez Sarofim & Co., relating to the Sarofim Equity Fund, is incorporated herein by reference to exhibit (d)(75) of Post-Effective Amendment No. 219 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000386 on July 26, 2013.

(e)(1)(i) Distribution Agreement, dated November 14, 1991, as amended and restated November 14, 2005, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company) is incorporated herein by reference to exhibit (e)(1)(i) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(e)(1)(ii) Amendment No. 1, effective as of August 30, 2010, to the Distribution Agreement, dated November 14, 1991, as amended and restated November 14, 2005, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 158 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000517 on September 16, 2011.

(e)(2)(i) Revised Form of Amended Sub-Distribution and Servicing Agreement for SEI Investments Distribution Co., dated October 2007, is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 76 to the Registration Statement of The Advisors' Inner Circle Fund II (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(f) Not applicable.

(g)(1)(i) Amended and Restated Custody Agreement, dated February 12, 2013, between the Registrant and U.S. Bank, National Association, is incorporated herein by reference to exhibit (g)(1)(i) of Post-

Effective Amendment No. 233 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000296 on April 30, 2014.

(g)(1)(ii) Amendment, dated November 6, 2013, to the Amended and Restated Custody Agreement dated February 12, 2013 between the Registrant and U.S. Bank, National Association, is incorporated herein by reference to exhibit (g)(1)(ii) of Post-Effective Amendment No. 233 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000296 on April 30, 2014.

(g)(2) Custodian Agreement, between the Registrant and MUFG Union Bank, N.A. (formerly known as Union Bank, N.A.), to be filed by amendment.

(g)(3) Custodian Agreement, dated December 24, 2014, between the Registrant and Brown Brothers Harriman & Co., to be filed by amendment.

(h)(1)(i) Administration Agreement, dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, is incorporated herein by reference to exhibit (h)(3) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(h)(1)(ii) Amendment, dated June 11, 2014, relating to the LSV Family of Funds, to the Administration Agreement, dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, is incorporated herein by reference to exhibit (h)(1)(ii) of Post-Effective Amendment No. 236 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000442 on June 24, 2014.

(h)(2)(i) Transfer Agency and Services Agreement, dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now, Citi Fund Services, LLC) is incorporated herein by reference to exhibit (h)(24) of Post-Effective Amendment No. 98 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000218 on June 15, 2007.

(h)(2)(ii) AML Delegation Amendment, dated May 20, 2003, to the Transfer Agency and Services Agreement, dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now, Citi Fund Services, LLC) is incorporated herein by reference to exhibit (h)(64) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.

(h)(2)(iii) Transfer Agency and Service Agreement, dated January 15, 2003, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000495 on August 28, 2003.

(h)(2)(iv) AML Delegation Amendment, dated May 20, 2003, to the Transfer Agency and Service Agreement, dated January 15, 2003, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit
(h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.

(h)(2)(v) Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc., is incorporated herein by reference to exhibit (h)(7) of Post-Effective Amendment No. 190 to the

Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(h)(2)(vi) Amendment, dated April 1, 2009, to the Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc., to be filed by amendment.

(h)(2)(vii) Amended Fee Schedule, dated August 30, 2012, to the Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(10) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(h)(2)(viii) Transfer Agency Agreement, dated May 31, 2007, between the Registrant and UMB Fund Services, Inc. is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.

(h)(2)(ix) Transfer Agency Services Agreement between the Registrant and Atlantic Fund Services, to be filed by amendment.

(h)(2)(x) Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., to be filed by amendment.

(h)(2)(xi) Amendment to the Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., to be filed by amendment.

(h)(3)(i) Shareholder Services Plan, relating to the Investor Class Shares of the Cambiar Funds, is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000154 on April 16, 2004.

(h)(3)(ii) Revised Exhibit A to the Shareholder Services Plan, relating to the Investor Class Shares and Institutional Class Shares of the Cambiar Funds, is incorporated herein by reference to exhibit (h)(3)(ii) of Post-Effective Amendment No. 258 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000632 on August 28, 2015.

(h)(3)(iii) Shareholder Services Plan, relating to the Retail Class Shares of the Edgewood Growth Fund, is incorporated herein by reference to exhibit
(h)(42) of Post-Effective Amendment No. 89 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000148 on April 14, 2006.

(h)(3)(iv) Shareholder Services Plan, relating to the Westwood Funds, is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.

(h)(3)(v) Revised Exhibit A to the Shareholder Services Plan, relating to the Institutional Shares of the Westwood Funds, is incorporated herein by reference to exhibit (h)(3)(v) of Post-Effective Amendment No. 254 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000298 on April 20, 2015.

(h)(3)(vi) Shareholder Services Plan, relating to the Investor Class Shares of the Sands Capital Global Growth Fund, is incorporated herein by reference to exhibit (h)(31) of Post- Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000061 on March 1, 2010.

(h)(3)(vii) Shareholder Services Plan, relating to Investor Class and Institutional Shares of the CBRE Clarion Long/Short Fund and CBRE Clarion Global Infrastructure Value Fund, is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 171 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000783 on December 28, 2011.

(h)(3)(viii) Revised Schedule A, dated May 14, 2013, to the Shareholder Services Plan, relating to Investor Class and Institutional Shares of the CBRE Clarion Long/Short Fund and CBRE Clarion Global Infrastructure Value Fund, is incorporated herein by reference to exhibit (h)(22) of Post-Effective Amendment No. 214 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000354 on June 28, 2013.

(h)(3)(ix) Shareholder Services Plan, relating to the Investor Class Shares of the Hamlin High Dividend Equity Fund, is incorporated herein by reference to exhibit (h)(22) of Post- Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000195 on March 28, 2012.

(h)(3)(x) Shareholder Services Plan, relating to the Investor Class Shares of the Thomson Horstmann & Bryant MicroCap Fund and Thomson Horstmann & Bryant Small Cap Value Fund, is incorporated herein by reference to exhibit (h)(23) of Post-Effective Amendment No. 184 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000197 on March 28, 2012.

(h)(3)(xi) Revised Schedule A to the Shareholder Services Plan, relating to the Investor Class Shares of the Thomson Horstmann & Bryant MicroCap Fund and Thomson Horstmann & Bryant Small Cap Value Fund, is incorporated herein by reference to exhibit (h)(26) of Post-Effective Amendment No. 225 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000589 on October 9, 2013.

(h)(3)(xii) Shareholder Services Plan, relating to the Institutional Shares of the Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (h)(26) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(h)(3)(xiii) Shareholder Services Plan, relating to the Investor Class Shares of the AT Family of Funds, is incorporated herein by reference to exhibit
(h)(28) of Post-Effective Amendment No. 221 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000503 on September 4, 2013.

(i) Not Applicable.

(j) Not Applicable.

(k) Not Applicable.

(l) Not Applicable.

(m)(1)(i) Distribution Plan, dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0000950109-00-004829 on December 13, 2000.

(m)(1)(ii) Schedule A, as last amended May 13, 2014, to the Distribution Plan, dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m)(1)(ii) of Post-Effective Amendment No. 235 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000403 on June 10, 2014.

(m)(2)(i) Distribution Plan, dated September 17, 2002, relating to Investor Shares of the Rice Hall James SMID Cap Portfolio (formerly, Rice Hall James Mid Cap Portfolio), is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000242 on June 1, 2004.

(m)(2)(ii) Amended Schedule A, dated November 13, 2007, to the Distribution Plan, dated September 17, 2002, relating to Investor Shares of the Rice Hall James SMID Cap Portfolio (formerly, Rice Hall James Mid Cap Portfolio), is incorporated herein by reference to exhibit (m)(4) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.

(n)(1) Registrant's Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, (including Schedules and Certificates of Class Designation thereto) is incorporated herein by reference to exhibit (n) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(n)(2) Schedule M and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the LSV Family of Funds, is incorporated herein by reference to exhibit (n)(1) of Post-Effective Amendment No. 235 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000403 on June 10, 2014.

(n)(3) Amended and Restated Schedule B and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the Cambiar Funds, is incorporated herein by reference to exhibit (n)(3) of Post-Effective Amendment No. 258 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000632 on August 28, 2015.

(n)(4) Amended and Restated Schedule D to the Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the Westwood Funds, is incorporated herein by reference to exhibit (n)(1)(iv) of Post-Effective Amendment No. 254 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000298 on April 20, 2015.

(o) Not Applicable.

(p)(1) Registrant's Code of Ethics, dated November 2007, is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15,
2007.

(p)(2) LSV Asset Management Revised Code of Ethics, dated October 2013, is incorporated herein by reference to exhibit (p)(2) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(p)(3) Cambiar Investors, LLC Revised Code of Ethics, dated January 2012, is incorporated herein by reference to exhibit (p)(4) of Post-Effective Amendment No. 194 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000394 on August 28, 2012.

(p)(4) Investment Counselors of Maryland, LLC Revised Code of Ethics, dated March 13, 2007, is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(5) C.S. McKee, LLP Revised Code of Ethics, dated April 18, 2013, is incorporated herein by reference to exhibit (p)(5) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(p)(6) Thompson, Siegel & Walmsley, LLC Revised Code of Ethics, dated June 1, 2014, is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(p)(7) First Manhattan Co. Revised Code of Ethics, dated December 2006, is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(8) Haverford Investment Management, Inc. Revised Code of Ethics, dated July 2012, is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(p)(9) Rice Hall James & Associates, LLC Revised Code of Ethics, dated October 2013, is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No.
0001135428-14-000099 on February 28, 2014.

(p)(10) Acadian Asset Management LLC Revised Code of Ethics, dated January 2014, is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(p)(11) Westwood Management Corp. Revised Code of Ethics, dated July 18, 2013, is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No.
0001135428-14-000099 on February 28, 2014.

(p)(12) Edgewood Management LLC Revised Code of Ethics, dated March 20, 2014, is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(p)(13) Sands Capital Management, LLC Code of Ethics, dated July 2014, is incorporated herein by reference to exhibit (p)(13) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(p)(14) AlphaOne Investment Services, LLC Code of Ethics, dated May 1, 2011, is incorporated herein by reference to exhibit (p)(20) of Post-Effective Amendment No. 158 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000517 on September 16, 2011.

(p)(15) Loomis, Sayles & Company L.P. Code of Ethics, dated December 18, 2014, is incorporated herein by reference to exhibit (p)(15) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(p)(16) CBRE Clarion Securities LLC Revised Code of Ethics, dated January 2014, is incorporated herein by reference to exhibit (p)(16) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(p)(17) SKY Harbor Capital Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(p)(18) Hamlin Capital Management, LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 233 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000296 on April 30, 2014.

(p)(19) Thomson Horstmann & Bryant, Inc. Revised Code of Ethics is incorporated herein by reference to exhibit (p)(20) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(p)(20) SEI Investments Distribution Co. Revised Code of Ethics, dated September 20, 2013, is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(p)(21) Cornerstone Advisors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(27) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(22) Parametric Portfolio Associates LLC Code of Ethics, dated May 3, 2012, is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(23) Harris Associates L.P. Revised Code of Ethics, dated February 14, 2014, is incorporated herein by reference to exhibit (p)(24) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(p)(24) Thornburg Investment Management Inc Revised Code of Ethics, dated July 2013, is incorporated herein by reference to exhibit (p)(26) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No.
0001135428-14-000099 on February 28, 2014.

(p)(25) Marsico Capital Management, LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(30) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(p)(26) Cramer Rosenthal McGlynn LLC Revised Code of Ethics, dated June 2013, is incorporated herein by reference to exhibit (p)(29) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No.
0001135428-14-000099 on February 28, 2014.

(p)(27) Fairpointe Capital LLC Code of Ethics is incorporated herein by reference to exhibit (p)(34) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(28) Phocas Financial Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(35) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(29) Allianz Global Investors Capital LLC Code of Ethics, dated May 5, 2014, is incorporated herein by reference to exhibit (p)(30) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(p)(30) Driehaus Capital Management LLC Revised Code of Ethics, dated February 25, 2013, is incorporated herein by reference to exhibit (p)(33) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(p)(31) OFI SteelPath, Inc. Revised Code of Ethics, dated May 25, 2012, is incorporated herein by reference to exhibit (p)(34) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(p)(32) AlphaSimplex Group, LLC Code of Ethics, dated July 30, 2010, is incorporated herein by reference to exhibit (p)(41) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(33) ClariVest Asset Management LLC Revised Code of Ethics, dated 2014, is incorporated herein by reference to exhibit (p)(34) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(p)(34) Kayne Anderson Capital Advisors, L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(44) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(35) BlackRock Financial Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(45) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(36) Harvest Global Investments Limited Revised Code of Ethics is incorporated herein by reference to exhibit (p)(40) of Post-Effective Amendment No. 233 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000296 on April 30, 2014.

(p)(37) AT Investment Advisers, Inc. Code of Ethics, dated March 31, 2010, is incorporated herein by reference to exhibit (p)(46) of Post-Effective Amendment No. 221 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000503 on September 4, 2013.

(p)(38) Fayez Sarofim & Co. Code of Ethics, dated October 27, 2014, is incorporated herein by reference to exhibit (p)(38) of Post-Effective Amendment No. 255 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000328 on April 30, 2015.

(p)(39) SEI Investments Global Funds Services Code of Ethics, dated June 2012, is incorporated herein by reference to exhibit (p)(48) of Post-Effective Amendment No. 220 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000444 on August 28, 2013.

(p)(40) Numeric Investors LLC Code of Ethics is incorporated herein by reference to exhibit (p)(44) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(p)(41) Strategic Income Management, LLC Code of Ethics, dated March 2013, is incorporated herein by reference to exhibit (p)(45) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(p)(42) AJO, LP Code of Ethics, dated January 2, 2009, is incorporated herein by reference to exhibit (p)(45) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(p)(43) Wells Fargo Portfolio Risk Advisors, a Division of Structured Asset Investors, LLC Code of Ethics, dated April 2014, is incorporated herein by reference to exhibit (p)(46) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(p)(44) Chautauqua Capital Management, LLC Code of Ethics, dated June 21, 2013, is incorporated herein by reference to exhibit (p)(45) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(q)(1) Powers of Attorney for Ms. Betty L. Krikorian and Messrs. Robert A. Nesher, William M. Doran, John K. Darr, George J. Sullivan, Jr., Mitchell A. Johnson, Bruce Speca and Joseph T. Grause are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 212 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000327 on June 18, 2013.

(q)(2) Power of Attorney for Mr. Stephen Connors is incorporated herein by reference to exhibit (q)(2) of Post-Effective Amendment No. 258 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000632 on August 28, 2015.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30. INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ACADIAN ASSET MANAGEMENT LLC
Acadian Asset Management LLC ("Acadian") serves as the investment adviser to the Acadian Emerging Markets Portfolio and Acadian Emerging Markets Debt Fund and as an investment sub-adviser to the Cornerstone Advisors Global Public Equity Fund. The principal address of Acadian is 260 Franklin Street, Boston, Massachusetts 02110. Acadian is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.

---------------------------- ------------------------------- ----------------------------------
  NAME AND POSITION WITH         NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
     INVESTMENT ADVISER
---------------------------- ------------------------------- ----------------------------------
John Chisholm, Executive     Acadian Asset Management        Director
Vice President, CIO, Member  (UK) Ltd
of Board of Managers
---------------------------- ------------------------------- ----------------------------------
Churchill Franklin, CEO,     Acadian Asset Management        Director
Member of Board of           (UK) Ltd
Managers
                             Acadian Cayman Limited G.P.     Director
---------------------------- ------------------------------- ----------------------------------
Ronald Frashure, Chairman    Acadian Asset Management        Director
of the Board of Managers     (Singapore) Pte Ltd
                             Acadian Cayman Limited G.P.     Director
---------------------------- ------------------------------- ----------------------------------
Mark Minichiello, Executive  Acadian Asset Management        Director
Vice President, COO,         (UK) Ltd
Treasurer, Secretary, Member
of Board of Managers         Acadian Asset Management        Director
                             (Singapore) Pte Ltd
                             Acadian Asset Management        Director
                             (Japan)
---------------------------- ------------------------------- ----------------------------------
Ross Dowd, Executive Vice    Acadian Asset Management        Director
President, Head of Client    (UK) Ltd
Service, Member of Board of
Managers                     Acadian Cayman Limited G.P.     Director
                             Acadian Asset Management        Director
                             (Australia) Ltd
                             Acadian Asset Management        Director
                             (Singapore) Pte Ltd
                             Acadian Asset Management        Director
                             (Japan)
---------------------------- ------------------------------- ----------------------------------
Linda Gibson, Member of      OM Asset Management PLC (a      Executive Vice President and Head
Board of Managers            public company traded on the    of Global Distribution
                             NYSE)
                             OMAM Inc. (f/k/a Old Mutual     Director, Executive Vice President
                             (US) Holdings Inc.) (a holdings and Head of Global Distribution company)
---------------------------- ------------------------------- ----------------------------------


                                      C-19





-------------------------- ------------------------------ ----------------------------------
  NAME AND POSITION WITH       NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
     INVESTMENT ADVISER
-------------------------- ------------------------------ ----------------------------------
                           Acadian Asset Management LLC   Director
                           (an investment advisor
                           Barrow, Hanley, Mewhinney &    Director
                           Strauss, LLC (an investment
                           advisor)
                           OMAM (HFL) Inc. (f/k/a Old     Director
                           Mutual (HFL) Inc.) (a holding
                           company for Heitman affiliated
                           financial services firms)
                           OMAM International Ltd. (f/k/a Director
                           Old Mutual Asset Management
                           International, Ltd.) (an
                           investment advisor)
-------------------------- ------------------------------ ----------------------------------
Christopher Hadley, Member OM Asset Management PLC (a     Executive Vice President and Chief
of Board of Managers       public company traded on the   Talent Officer
                           NYSE)
                           OMAM Inc. (f/k/a Old Mutual    Executive Vice President and Chief
                           (US) Holdings Inc.) (a holding Talent Officer
                           company)
                           Acadian Asset Management LLC   Director
                           (an investment advisor)
-------------------------- ------------------------------ ----------------------------------
Aidan Riordan, Member of   OM Asset Management PLC (a     Executive Vice President, Head of
Board of Managers          public company traded on the   Affiliate Management
                           NYSE)
                           OMAM Inc. (f/k/a Old Mutual    Executive Vice President, Head of
                           (US) Holdings Inc.) (a holding Affiliate Management
                           company);
                           Acadian Asset Management LLC   Director
                           (an investment advisor);
                           Barrow, Hanley, Mewhinney &    Director
                           Strauss, LLC (an investment
                           advisor);
                           The Campbell Group, Inc. (a    Director
                           holding company for The
                           Campbell Global, LLC)
                           Copper Rock Capital Partners   Director
                           LLC (an investment advisor)
-------------------------- ------------------------------ ----------------------------------


                                      C-20




-------------------------- ------------------------------ ----------------------------------
  NAME AND POSITION WITH       NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
     INVESTMENT ADVISER
-------------------------- ------------------------------ ----------------------------------
                           OMAM (HFL) Inc. (f/k/a Old
                           Mutual (HFL) Inc.) (a holding  Director
                           company for Heitman affiliated
                           financial services firms)
                           Investment Counselors of       Director
                           Maryland, LLC (an investment
                           advisor)
                           Thompson, Siegel & Walmsley    Director
                           LLC (an investment advisor)
-------------------------- ------------------------------ ----------------------------------
Stephen Belgrad, Member of OM Asset Management PLC (a     Executive Vice President and Chief
Board of Managers          public company traded on the   Financial Officer
                           NYSE)
                           OMAM Inc. ( f/k/a Old Mutual   Director, Executive Vice President
                           (US) Holdings Inc.) (a holding and Chief Financial Officer company);
                           Acadian Asset Management LLC   Director
                           (an investment advisor);
                           OMAM International Ltd. (f/k/a Director
                           Old Mutual Asset Management
                           International, Ltd.) (an
                           investment advisor)
-------------------------- ------------------------------ ----------------------------------


AJO, LP
AJO, LP ("AJO") serves as an investment sub-adviser for the Cornerstone
Advisors Public Alternatives Fund. The principal address of AJO is 230 South
Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102. AJO is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and October 31, 2014.



---------------------------- --------------------------- ---------------------
 NAME AND POSITION WITH      NAME AND PRINCIPAL BUSINESS CONNECTION WITH OTHER
    INVESTMENT ADVISER        ADDRESS OF OTHER COMPANY           COMPANY
---------------------------- --------------------------- ---------------------
                                         RV Capital
                                  Royal Group Building
           Arup Datta                    Unit 15-05                Director
Principal, Portfolio Manager           3 Phillip Street
                                     Singapore 048693
---------------------------- --------------------------- ---------------------


ALLIANZ GLOBAL INVESTORS U.S. LLC
Allianz Global Investors U.S. LLC ("AllianzGI US") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of AllianzGI US is 1633 Broadway, New York, New York 10019.
AllianzGI US is an investment adviser registered under the Investment Advisers
Act of 1940. The information listed below is for the fiscal years ended October
31, 2013 and 2014.







                                      C-21






-------------------------------- ----------------------------- ---------------------------------
   NAME AND POSITION WITH          NAME AND PRINCIPAL BUSINESS        CONNECTION WITH OTHER
     INVESTMENT ADVISER             ADDRESS OF OTHER COMPANY                COMPANY
-------------------------------- ----------------------------- ---------------------------------
Brian Gaffney, Chairman,         Allianz Global Investors      Managing Director, Chief
Executive Committee Allianz      Holdings LLC                  Executive Officer, Chairman--
Global Investors U.S. Holdings   1633 Broadway                 Operating Committee
LLC                              New York, NY 10019
-------------------------------- ----------------------------- ---------------------------------
Julian Sluyters, Member,         Allianz Global Investors      Managing Director, Chief
Executive Committee Allianz      Holdings LLC                  Operating Officer
Global Investors U.S. Holdings   1633 Broadway
LLC                              New York, NY 10019
                                 ----------------------------- ---------------------------------
                                 Allianz Global Investors      Managing Director
                                 Distributors LLC
                                 1633 Broadway
                                 New York, NY 10019
                                 ----------------------------- ---------------------------------
                                 Allianz Global Investors Fund Chairman-Management Board
                                 Management LLC
                                 1633 Broadway
                                 New York, NY 10019
-------------------------------- ----------------------------- ---------------------------------
John Carroll, Member, Executive  Allianz Global Investors      Managing Director, Head of
Committee Allianz Global         Holdings LLC                  Retail Distribution, Member-
Investors U.S. Holdings LLC      1633 Broadway                 Operating Committee
                                 New York, NY 10019
                                 ----------------------------- ---------------------------------
                                 Allianz Global Investors      Managing Director, Chief
                                 Distributors LLC              Executive Officer, Head of Retail
                                 1633 Broadway                 Distribution US
                                 New York, NY 10019
                                 ----------------------------- ---------------------------------
                                 Allianz Global Investors Fund Member--Management Board
                                 Management LLC
                                 1633 Broadway
                                 New York, NY 10019
-------------------------------- ----------------------------- ---------------------------------
Barbara Claussen, Member,        Allianz Global Investors      Managing Director, Chief
Executive Committee Allianz      Holdings LLC                  Administrative Officer, Member-
Global Investors U.S. Holdings   1633 Broadway                 Operating Committee
LLC                              New York, NY 10019
                                 ----------------------------- ---------------------------------
                                 NFJ Investment Group LLC      Managing Director
                                 2100 Ross Ave, Suite 700
                                 Dallas, TX 75201
-------------------------------- ----------------------------- ---------------------------------
Benno Fischer, Member,           NFJ Investment Group LLC      Managing Director, Chief
Executive Committee Allianz      2100 Ross Ave, Suite 700      Investment Officer
Global Investors U.S. Holdings   Dallas, TX 75201
LLC
-------------------------------- ----------------------------- ---------------------------------
Douglas Forsyth, Member,         Allianz Global Investors      Chief Investment Officer Fixed
Executive Committee Allianz      Holdings LLC                  Income US
Global Investors U.S. Holdings   1633 Broadway
LLC                              New York, NY 10019
-------------------------------- ----------------------------- ---------------------------------
Jill Lohrfink, Member, Executive Allianz Global Investors      Managing Director, Head of
Committee Allianz Global         Holdings LLC                  Institutional--North America
Investors U.S. Holdings LLC      1633 Broadway
                                 New York, NY 10019
-------------------------------- ----------------------------- ---------------------------------
Scott Migliori, Member,          Allianz Global Investors      Managing Director, Chief
Executive Committee Allianz      Holdings LLC                  Investment Officer Equity US
Global Investors U.S. Holdings   1633 Broadway
LLC                              New York, NY 10019
-------------------------------- ----------------------------- ---------------------------------


                                      C-22




--------------------------------- -------------------------------- ---------------------------------
Herold Rohweder, Member,          Allianz Global Investors          Managing Director, Global Chief
Executive Committee Allianz       Holdings LLC                      Investment Officer Multi-Asset
Global Investors U.S. Holdings    1633 Broadway
LLC                               New York, NY 10019
--------------------------------- -------------------------------- ---------------------------------
Susan King, Member, Executive     Allianz Global Investors          Managing Director, Chief
Committee Allianz Global          Holdings LLC                      Marketing Officer U.S.
Investors U.S. Holdings LLC       1633 Broadway
                                  New York, NY 10019
                                  -------------------------------- ---------------------------------
                                  NFJ Investment Group LLC          Managing Director, Chief
                                  2100 Ross Ave, Suite 700          Marketing Officer U.S.
                                  Dallas, TX 75201
                                  -------------------------------- ---------------------------------
                                  Allianz Global Investors Fund     Managing Director, Chief
                                  Management LLC                    Marketing Officer U.S.
                                  1633 Broadway
                                  New York, NY 10019
                                  -------------------------------- ---------------------------------
                                  Allianz Global Investors          Managing Director, Chief
                                  Distributors LLC                  Marketing Officer U.S.
                                  1633 Broadway
                                  New York, NY 10019
--------------------------------- -------------------------------- ---------------------------------
David Jobson, Member,             Allianz Global Investors         Managing Director, Head of
Executive Committee Allianz       Holdings LLC                     Product Management and Strategy
Global Investors U.S. Holdings    1633 Broadway
LLC                               New York, NY 10019
                                  -------------------------------- ---------------------------------
                                  Allianz Global Investors Fund    Member--Management Board
                                  Management LLC
                                  1633 Broadway
                                  New York, NY 10019
--------------------------------- -------------------------------- ---------------------------------
Erin Bengtson-Olivieri, Member,   Allianz Global Investors          Managing Director, Chief
Executive Committee Allianz       Holdings LLC                      Financial Officer
Global Investors U.S. Holdings    1633 Broadway
LLC, Chief Financial Officer      New York, NY 10019
                                  -------------------------------- ---------------------------------
                                  Allianz Global Investors          Managing Director
                                  Distributors LLC
                                  1633 Broadway
                                  New York, NY 10019
                                  -------------------------------- ---------------------------------
                                  Allianz Global Investors Fund     Member - Management Board,
                                  Management LLC                    Managing Director, Chief
                                  1633 Broadway                     Financial Officer
                                  New York, NY 10019
--------------------------------- -------------------------------- ---------------------------------
                                  NFJ Investment Group LLC          Managing Director, Chief
                                  2100 Ross Ave, Suite 700          Financial Officer
                                  Dallas, TX 75201
--------------------------------- -------------------------------- ---------------------------------
Peter Bonanno, Chief Legal        Allianz Global Investors Capital  Director
Officer, Allianz Global Investors Limited (UK)
U.S. LLC (as of December 1,       353 Strand, London, WC2R 0HS
2014)                             -------------------------------- ---------------------------------
                                   Allianz Global Investors          Managing Director
                                  Distributors LLC
                                  1633 Broadway
                                  New York, NY 10019
                                  -------------------------------- ---------------------------------
                                  Allianz Global Investors          Managing Director, General
                                  Holdings LLC                      Counsel, Secretary, Secretary of
                                  1633 Broadway                     Executive Committee and
                                  New York, NY 10019                Secretary of Operating Committee
                                  -------------------------------- ---------------------------------


                                      C-23





                           ------------------------ ------------------------------
                           NFJ Investment Group LLC Managing Director, Chief Legal
                           2100 Ross Ave, Suite 700 Officer
                           Dallas, TX 75201
-------------------------- ------------------------ ------------------------------
Paul Koo, Chief Compliance Allianz Global Investors Director, Deputy Head of U.S.
Officer                    Holdings LLC             Compliance
                           1633 Broadway
                           New York, NY 10019
-------------------------- ------------------------ ------------------------------


ALPHAONE INVESTMENT SERVICES, LLC
AlphaOne Investment Services, LLC ("AlphaOne") serves as the investment adviser for the AlphaOne Micro Cap Equity Fund. The principal address of AlphaOne is
One Tower Bridge, 100 Front Street, Suite 1250, West Conshohocken, Pennsylvania
19428. AlphaOne is an investment adviser registered under the Investment
Advisers Act of 1940.

During the fiscal years ended October 31, 2013 and 2014, no director, officer or partner of AlphaOne engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ALPHASIMPLEX GROUP, LLC
AlphaSimplex Group, LLC ("AlphaSimplex") serves as an investment sub-adviser for the Cornerstone Advisors Public Alternatives Fund. The principal address of
AlphaSimplex is 255 Main Street, Cambridge, Massachusetts 02142. AlphaSimplex is an investment adviser registered under the Investment Advisers Act of 1940.
The information listed below is for the fiscal years ended October 31, 2013 and 2014.




--------------------------- ----------------------------------- ------------------------------
 NAME AND POSITION WITH        NAME AND PRINCIPAL BUSINESS            CONNECTION WITH OTHER
   INVESTMENT ADVISER           ADDRESS OF OTHER COMPANY                       COMPANY
--------------------------- ----------------------------------- ------------------------------
Andrew W. Lo                       Massachusetts Institute of
Chief Investment            Technology (MIT) -- Sloan School of
Strategist, Chairman of the                Management           Director of the Laboratory for
Board                                    100 Main Street        Financial Engineering
                                              E62-618
                                    Cambridge, MA 02142
                                           United States
--------------------------- ----------------------------------- ------------------------------


AT INVESTMENT ADVISERS, INC.
AT Investment Advisers, Inc. ("AT") serves as the investment adviser for the AT
Disciplined Equity Fund, AT Income Opportunities Fund and AT Mid Cap Equity
Fund. The principal address of AT is One South Wacker Drive, Suite 3500,
Chicago, Illinois 60606. AT is an investment adviser registered with the SEC under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.

------------------------- ------------------------ -------------------------
     NAME AND POSITION                                       CONNECTION WITH
  WITH INVESTMENT ADVISER NAME OF OTHER COMPANY              OTHER COMPANY
------------------------- ------------------------ -------------------------
 Dan Brown, CFO           CIBC World Markets Corp. Employee
                              425 Lexington Ave.
                                     5th Floor
                             New York, NY 10017
------------------------- ------------------------ -------------------------



                                      C-24


BLACKROCK FINANCIAL MANAGEMENT, LLC

BlackRock Financial Management, LLC ("BlackRock") serves as an investment sub-adviser for the Cornerstone Advisors Real Assets Fund. The principal address of BlackRock is 55 East 52nd Street New York, New York 10055. BlackRock is an investment adviser registered under the Investment Advisers Act of 1940.

The information required by this Item 31 with respect to each director, officer or partner of BlackRock for the fiscal years ended October 31, 2013 and 2014 is incorporated herein by reference to Form ADV filed by BlackRock with the SEC.

CAMBIAR  INVESTORS  LLC
Cambiar Investors, LLC ("Cambiar") serves as the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund, the Cambiar
Small Cap Fund, the Cambiar Unconstrained Equity Fund, the Cambiar SMID Fund, the Cambiar Global Equity Fund and the Cambiar International Small Cap Fund. The principal address of Cambiar is 200 Columbine Street, Suite 800, Denver,
Colorado 80206. Cambiar is an investment adviser registered under the Investment
Advisers Act of 1940.

During the fiscal years ended April 30, 2014 and 2015, no director, officer or partner of Cambiar engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CBRE CLARION SECURITIES LLC
CBRE Clarion Securities LLC ("CBRE Clarion") serves as the investment adviser for the CBRE Clarion Long/Short Fund and the CBRE Clarion Global Infrastructure
Value Fund.  The principal address of CBRE Clarion is 201 King of Prussia Road,
Suite 600, Radnor, Pennsylvania 19087. CBRE Clarion is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.

-------------------------- ----------------------------------- ---------------------------
 NAME AND POSITION WITH      NAME AND PRINCIPAL BUSINESS             CONNECTION WITH OTHER
   INVESTMENT ADVISER          ADDRESS OF OTHER COMPANY                       COMPANY
-------------------------- ----------------------------------- ---------------------------
T. Ritson Ferguson          CBRE Clarion Global Real Estate    Interested Trustee
Chief Executive Officer              Income Fund (IGR)
and Co-Chief Investment    c/o 201 King of Prussia Road, Suite
Officer                           600, Radnor, PA 19087
-------------------------- ----------------------------------- ---------------------------
Jarrett B. Kling                      HC Capital Trust         Trustee
Managing Director -- Sales    300 Barr Harbor Dr, Suite 500
and Marketing                West Conshohocken, PA 19428
                           ----------------------------------- ---------------------------
                            Boys and Girls Clubs of America    National Trustee
                                 1275 Peachtree Street NE
                                 Atlanta, GA 30309-3506
-------------------------- ----------------------------------- ---------------------------
William Zitelli             CBRE Clarion Global Real Estate    Chief Compliance Officer
General Counsel                      Income Fund (IGR)
                           c/o 201 King of Prussia Road, Suite
                                  600, Radnor, PA 19087
-------------------------- ----------------------------------- ---------------------------
Jonathan Blome              CBRE Clarion Global Real Estate    Chief Financial Officer
Chief Financial Officer              Income Fund (IGR)
                           c/o 201 King of Prussia Road, Suite
                                  600, Radnor, PA 19087
-------------------------- ----------------------------------- ---------------------------


CHAUTAUQUA CAPITAL MANAGEMENT, LLC
Chautauqua Capital Management, LLC ("Chautauqua") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Chautauqua is 921 Walnut Street, Suite 250, Boulder,
Colorado 80302. Chautauqua is an investment adviser registered under the Investment Advisers Act of 1940.

                                      C-25


During the fiscal years ended October 31, 2013 and 2014, no director, officer or partner of Chautauqua engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CLARIVEST ASSET MANAGEMENT LLC
ClariVest Asset Management LLC ("ClariVest") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund and
Cornerstone Adivsors Public Alternatives Fund. The principal address of
ClariVest is 3611 Valley Centre Drive, Suite 100, San Diego, California 92130.
ClariVest is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.


----------------------- ------------------------------ -----------------------------
 NAME AND POSITION WITH  NAME AND PRINCIPAL BUSINESS      CONNECTION WITH OTHER
   INVESTMENT ADVISER     ADDRESS OF OTHER COMPANY                COMPANY
----------------------- ------------------------------ -----------------------------
Richard Rossi             Eagle Asset Management Inc.  Director, President, Co-Chief
Manager                        880 Carillon Parkway           Operating Officer
                             St Petersburg, FL 33716
                        ------------------------------ -----------------------------
                        ClariVest Asset Management LLC                Manager
                             3611 Valley Centre Drive
                                       Suite 100
                               San Diego, CA 92130
----------------------- ------------------------------ -----------------------------


                                      C-26






---------------------- ------------------------------ ---------------------------------
NAME AND POSITION WITH  NAME AND PRINCIPAL BUSINESS        CONNECTION WITH OTHER
  INVESTMENT ADVISER     ADDRESS OF OTHER COMPANY                   COMPANY
---------------------- ------------------------------ ---------------------------------
J. Cooper Abbott         Eagle Asset Management Inc.       Director, Executive Vice
Manager                       880 Carillon Parkway    President - Investments, Co-Chief
                            St Petersburg, FL 33716             Operating Officer
                       ------------------------------ ---------------------------------
                       ClariVest Asset Management LLC                   Manager
                            3611 Valley Centre Drive
                                      Suite 100
                              San Diego, CA 92130
---------------------- ------------------------------ ---------------------------------
Courtland James          Eagle Asset Management Inc.       Vice President, Business
Manager                       880 Carillon Parkway                Development
                            St Petersburg, FL 33716
                       ------------------------------ ---------------------------------
                       ClariVest Asset Management LLC                   Manager
                            3611 Valley Centre Drive
                                      Suite 100
                              San Diego, CA 92130
---------------------- ------------------------------ ---------------------------------


CORNERSTONE ADVISORS, INC.
Cornerstone Advisors, Inc. ("Cornerstone") serves as the investment adviser for the Cornerstone Advisors Global Public Equity, Cornerstone Advisors Income
Opportunities, Cornerstone Advisors Public Alternatives and Cornerstone
Advisors Real Assets Funds. The principal address of Cornerstone is 225 108th
Avenue NE, Suite 400, Bellevue, Washington 98004-5782. Cornerstone is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.




----------------------- ------------------------------------ ---------------------------
 NAME AND POSITION WITH   NAME AND PRINCIPAL BUSINESS              CONNECTION WITH OTHER
   INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY                         COMPANY
----------------------- ------------------------------------ ---------------------------
William Savoy                           BSquare              Director
Director / Shareholder  110 -- 110 (th) Avenue NE, Suite 200
                                Bellevue, WA 98004
----------------------- ------------------------------------ ---------------------------
Anne Farrell                      Seattle Foundation         President Emeritus
Director                   1200 -- 5 (th) Avenue, Suite 1300
                                  Seattle, WA 98101
                        ------------------------------------ ---------------------------
                                           REI               Director
                                      6750 S 228 (th)
                                   Kent, WA 98032
                        ------------------------------------ ---------------------------
                                  Seattle University         Trustee Emeritus
                        ------------------------------------ ---------------------------
                            Delta Dental of Washington       Director
                        ------------------------------------ ---------------------------
                        KCTS Channel 9 Public Television     Board Chairwoman
----------------------- ------------------------------------ ---------------------------
Greg Collins                 Parker Smith Feek (PS&F)        President/CEO
Director                         2233 112th Ave NE
                                Bellevue, WA 98004
----------------------- ------------------------------------ ---------------------------


                                      C-27


CRAMER ROSENTHAL MCGLYNN LLC
Cramer Rosenthal McGlynn LLC ("CRM") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of
CRM is 520 Madison Avenue, 20th Floor, New York, New York 10022. CRM is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2013 and 2014, no director, officer or partner of CRM engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

C. S. MCKEE, L.P.
C. S. McKee, L.P. ("C.S. McKee") serves as the investment adviser to the McKee
International Equity Portfolio. The principal address of C.S. McKee is One
Gateway Center, Pittsburgh, Pennsylvania 15222. C.S. McKee is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.

------------------------- --------------------------- ---------------------
   NAME AND POSITION WITH NAME AND PRINCIPAL BUSINESS CONNECTION WITH OTHER
      INVESTMENT ADVISER   ADDRESS OF OTHER COMPANY           COMPANY
------------------------- --------------------------- ---------------------
Gregory M. Melvin             Dartmouth Capital, Inc.          President
Chief Investment Officer        750 Stonegate Drive
                                Wexford, PA 15090
------------------------- --------------------------- ---------------------
Michael J. Donnelly              Blue Devil Capital            President
                                2051 Murdstone Rd.
                               Pittsburgh, PA 15241
------------------------- --------------------------- ---------------------


DRIEHAUS CAPITAL MANAGEMENT LLC
Driehaus Capital Management LLC ("Driehaus") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Driehaus is 25 East Erie Street, Chicago, Illinois 60611.
Driehaus is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.



------------------------------ ------------------------------ -----------------------------
    NAME AND POSITION WITH        NAME OF OTHER COMPANY          CONNECTION WITH OTHER
      INVESTMENT ADVISER                                                  COMPANY
------------------------------ ------------------------------ -----------------------------
       Richard H. Driehaus     Driehaus Capital Holdings LLC*             Chairman
Chairman and Chief Investment
               Officer
                               ------------------------------ -----------------------------
                                   Driehaus Mutual Funds**                  Trustee
                               ------------------------------ -----------------------------
                                 Driehaus Securities LLC***               Chairman
------------------------------ ------------------------------ -----------------------------
        Robert H. Gordon       Driehaus Capital Holdings LLC* President and Chief Executive
                                                                            Officer
 President and Chief Executive
               Officer
                               ------------------------------ -----------------------------
                                   Driehaus Mutual Funds**                 President
------------------------------- ------------------------------ -------------------------------

                                      C-28


------------------------------- ------------------------------ -------------------------------
                                  Driehaus Securities LLC***    President and Chief Executive
                                                                               Officer
------------------------------- ------------------------------ -------------------------------
       Janet L. McWilliams      Driehaus Capital Holdings LLC*     Senior Vice President and
                                                                             Secretary
  Managing Director, Secretary
       and General Counsel
                                ------------------------------ -------------------------------
                                    Driehaus Mutual Funds**         Assistant Vice President
                                ------------------------------ -------------------------------
                                  Driehaus Securities LLC***     Managing Director, Secretary
                                                                      and General Counsel
------------------------------- ------------------------------ -------------------------------
        Michelle L. Cahoon      Driehaus Capital Holdings LLC*   Vice President, Treasurer and
                                                                     Chief Financial Officer
 Managing Director, Treasurer
   and Chief Financial Officer
                                ------------------------------ -------------------------------
                                    Driehaus Mutual Funds**      Vice President and Treasurer
                                ------------------------------ -------------------------------
                                  Driehaus Securities LLC***    Managing Director, Treasurer
                                                                  and Chief Financial Officer
------------------------------- ------------------------------ -------------------------------
         Stephen T. Weber         Driehaus Securities LLC***    Managing Director, Sales and
                                                                   Relationship Management
 Managing Director, Sales and
    Relationship Management
------------------------------- ------------------------------ -------------------------------
         Kaaren Sagastume         Driehaus Securities LLC***         Managing Director, IT,
                                                                 Operations and Trading from
      Managing Director, IT,                                          6/1/2012 to 5/1/2014
  Operations and Trading from
       6/1/2012 to 5/1/2014
------------------------------- ------------------------------ -------------------------------
      Thomas M. Seftenberg        Driehaus Securities LLC***   Managing Director, Relationship
                                                                 Management and Marketing
Managing Director, Relationship
  Management and Marketing
------------------------------- ------------------------------ -------------------------------
      Michael R. Shoemaker          Driehaus Mutual Funds**      Assistant Vice President and
                                                                   Chief Compliance Officer
  Assistant Vice President and
    Chief Compliance Officer
                                ------------------------------ -------------------------------
                                  Driehaus Securities LLC***     Assistant Vice President and
                                                                   Chief Compliance Officer
------------------------------- ------------------------------ -------------------------------
         Michael P. Kailus          Driehaus Mutual Funds**      Assistant Secretary and Anti-
                                                               Money Laundering Compliance
        Assistant Secretary                                                    Officer
                                ------------------------------ -------------------------------
                                  Driehaus Securities LLC***           Assistant Secretary
------------------------------- ------------------------------ -------------------------------


                                      C-29


* Driehaus Capital Holdings LLC, located at 25 East Erie Street, Chicago, IL
60611, is a holding company and is the majority owner of Driehaus Capital
Management LLC and Driehaus Securities LLC.

** Driehaus Mutual Funds, located at 25 East Erie Street, Chicago, IL 60611, is an open-end management investment company registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940.

*** Driehaus Securities LLC, located at 25 East Erie Street, Chicago, IL 60611, is a limited-purpose broker-dealer registered with the Financial Industry
Regulatory Authority ("FINRA") and the U.S. Securities and Exchange
Commission.

EDGEWOOD MANAGEMENT LLC
Edgewood Management LLC ("Edgewood") serves as the investment adviser to the Edgewood Growth Fund. The principal address of Edgewood is 535 Madison Avenue,
15th Floor, New York, New York 10022. Edgewood is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2013 and 2014, no director, officer or partner of Edgewood engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

FAIRPOINTE CAPITAL LLC
Fairpointe Capital LLC ("Fairpointe") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of
Fairpointe is One N. Franklin Street, Suite 3300, Chicago, Illinois 60606.
Fairpointe is an investment adviser registered under the Investment Advisers
Act of 1940.

During the fiscal years ended October 31, 2013 and 2014, no director, officer or partner of Fairpointe engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

FAYEZ SAROFIM & CO.
Fayez Sarofim & Co. ("Fayez Sarofim") serves as the investment adviser for the Sarofim Equity Fund. The principal address of Fayez Sarofim is 2907 Two Houston
Center, 909 Fannin Street, Houston, Texas 77010. Fayez Sarofim is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2013 and 2014.



----------------------------------------- ----------------------- ------------------------
NAME AND POSITION WITH INVESTMENT ADVISER   NAME AND PRINCIPAL    CONNECTION WITH OTHER
                                            BUSINESS ADDRESS OF            COMPANY
                                              OTHER COMPANY
----------------------------------------- ----------------------- ------------------------
                                              Sarofim Trust Co.   Chairman
                                            Two Houston Center
                                                  Suite 2907
                                             Houston, TX 77010
                                          ----------------------- ------------------------
                                          Sarofim Realty Advisors Chairman and Director
Fayez Sarofim                                          Co.
Chairman, Chief Executive Officer, Chief     8115 Preston Road
Investment Officer and Director                    Suite 400
                                              Dallas, TX 75225
                                          ----------------------- ------------------------
                                            Sarofim International Chairman, Chief
                                          Management Company      Executive Officer, Chief
                                            Two Houston Center    Investment Officer and
                                                  Suite 2907      Director
----------------------------------------- ----------------------- ------------------------


                                      C-30



---------------------------------------------- ----------------------- ------------------------
                                                  Houston, TX 77010
                                               ----------------------- ------------------------
                                               The Sarofim Group, Inc. Chairman, Chief
                                                 Two Houston Center    Executive Officer and
                                                       Suite 2907      Director
                                                  Houston, TX 77010
                                               ----------------------- ------------------------
                                                 Kinder Morgan, Inc.   Director
                                                       500 Dallas
                                                       Suite 1000
                                                  Houston, TX 77002
---------------------------------------------- ----------------------- ------------------------
Christopher B. Sarofim                           Kemper Corporation    Director
Vice Chairman                                  One East Wacker Drive
                                                  Chicago, IL 60601
                                               ----------------------- ------------------------
                                                   Sarofim Trust Co.   Vice Chairman
                                                 Two Houston Center
                                                       Suite 2907
                                                  Houston, TX 77010
                                               ----------------------- ------------------------
                                                 Sarofim International Vice Chairman and
                                               Management Company      President
                                                 Two Houston Center
                                                       Suite 2907
                                                  Houston, TX 77010
                                               ----------------------- ------------------------
                                               The Sarofim Group, Inc. Director, Vice Chairman
                                                 Two Houston Center
                                                       Suite 2907
                                                  Houston, TX 77010
---------------------------------------------- ----------------------- ------------------------
Raye G. White                                      Sarofim Trust Co.   President, Chief
Executive Vice President, Secretary, Treasurer   Two Houston Center    Executive Officer,
and Director                                           Suite 2907      Treasurer and Director
                                                  Houston, TX 77010
                                               ----------------------- ------------------------
                                                 Sarofim International Executive Vice
                                               Management Company      President, Secretary,
                                                 Two Houston Center    Treasurer and Director
                                                       Suite 2907
                                                  Houston, TX 77010
                                               ----------------------- ------------------------
                                               Sarofim Realty Advisors Secretary, Treasurer and
                                                            Co.        Director
                                                  8115 Preston Road
                                                        Suite 400
                                                   Dallas, TX 75225
                                               ----------------------- ------------------------
                                               The Sarofim Group, Inc. Executive Vice
                                                 Two Houston Center    President, Secretary,
                                                       Suite 2907      Treasurer and Director
                                                  Houston, TX 77010
---------------------------------------------- ----------------------- ------------------------
William Gentry Lee, Jr., CFA                       Sarofim Trust Co.   Senior Vice President
President                                        Two Houston Center
                                                       Suite 2907
                                                  Houston, TX 77010
                                               ----------------------- ------------------------
                                                 Sarofim International Senior Vice President
                                               Management Company
                                                 Two Houston Center
                                                       Suite 2907
                                                  Houston, TX 77010
                                               ----------------------- ------------------------
                                               Sarofim Realty Advisors Senior Vice President
---------------------------------------------- ----------------------- ------------------------


                                      C-31



------------------------------------- ----------------------- ---------------------
                                                   Co.
                                         8115 Preston Road
                                               Suite 400
                                          Dallas, TX 75225
                                      ----------------------- ---------------------
                                      The Sarofim Group, Inc. Director, President
                                        Two Houston Center
                                              Suite 2907
                                         Houston, TX 77010
------------------------------------- ----------------------- ---------------------
Jeffrey M. Jacobe, CFA                    Sarofim Trust Co.   Senior Vice President
Senior Vice President and Director of   Two Houston Center    and Director of
Investments                                   Suite 2907      Investments
                                         Houston, TX 77010
                                      ----------------------- ---------------------
                                        Sarofim International Senior Vice President
                                      Management Company      and Director of
                                        Two Houston Center    Investments
                                              Suite 2907
                                         Houston, TX 77010
                                      ----------------------- ---------------------
                                      The Sarofim Group, Inc. Senior Vice President
                                        Two Houston Center    and Director of
                                              Suite 2907      Investments
                                         Houston, TX 77010
------------------------------------- ----------------------- ---------------------
Ralph B. Thomas, CFA                      Sarofim Trust Co.   Senior Vice President
Senior Vice President                   Two Houston Center    and Director
                                              Suite 2907
                                         Houston, TX 77010
                                      ----------------------- ---------------------
                                        Sarofim International Senior Vice President
                                      Management Company
                                        Two Houston Center
                                              Suite 2907
                                         Houston, TX 77010
                                      ----------------------- ---------------------
                                      The Sarofim Group, Inc. Senior Vice President
                                        Two Houston Center
                                              Suite 2907
                                         Houston, TX 77010
------------------------------------- ----------------------- ---------------------
Charles E. Sheedy, CFA                    Sarofim Trust Co.   Senior Vice President
Senior Vice President                   Two Houston Center    and Director
                                              Suite 2907
                                         Houston, TX 77010
                                      ----------------------- ---------------------
                                      Sarofim Realty Advisors Vice Chairman
                                                   Co.
                                         8115 Preston Road
                                               Suite 400
                                          Dallas, TX 75225
                                      ----------------------- ---------------------
                                        Sarofim International Senior Vice President
                                      Management Company
                                        Two Houston Center
                                              Suite 2907
                                         Houston, TX 77010
                                      ----------------------- ---------------------
                                      The Sarofim Group, Inc. Senior Vice President
                                        Two Houston Center
                                              Suite 2907
                                         Houston, TX 77010
------------------------------------- ----------------------- ---------------------
Reynaldo Reza, CFA                        Sarofim Trust Co.   Vice President
------------------------------------- ----------------------- ---------------------


                                      C-32



-------------------------------------------- ----------------------- ------------------------
Vice President                                 Two Houston Center
                                                     Suite 2907
                                               Houston, TX 77010
                                             ----------------------- ------------------------
                                              Sarofim International  Vice President
                                             Management Company
                                               Two Houston Center
                                                     Suite 2907
                                               Houston, TX 77010
                                             ----------------------- ------------------------
                                             The Sarofim Group, Inc. Vice President
                                               Two Houston Center
                                                     Suite 2907
                                               Houston, TX 77010
-------------------------------------------- ----------------------- ------------------------
Alan R. Christensen, CFA                         Sarofim Trust Co.   Vice President and Chief
Vice President and Chief Operating Officer     Two Houston Center    Operating Officer
                                                     Suite 2907
                                               Houston, TX 77010
                                             ----------------------- ------------------------
                                              Sarofim International  Vice President and Chief
                                             Management Company      Operating Officer
                                               Two Houston Center
                                                     Suite 2907
                                               Houston, TX 77010
                                             ----------------------- ------------------------
                                             The Sarofim Group, Inc. Vice President and Chief
                                               Two Houston Center    Operating Officer
                                                     Suite 2907
                                               Houston, TX 77010
-------------------------------------------- ----------------------- ------------------------
Catherine P. Crain, CFA                          Sarofim Trust Co.   Vice President
Vice President and Director of Marketing and   Two Houston Center
Client Service                                       Suite 2907
                                               Houston, TX 77010
                                             ----------------------- ------------------------
                                              Sarofim International  Vice President
                                             Management Company
                                               Two Houston Center
                                                     Suite 2907
                                               Houston, TX 77010
                                             ----------------------- ------------------------
                                             The Sarofim Group, Inc. Vice President
                                               Two Houston Center
                                                     Suite 2907
                                               Houston, TX 77010
-------------------------------------------- ----------------------- ------------------------
Robert M. Hopson III                             Sarofim Trust Co.   Vice President
Vice President                                 Two Houston Center
                                                     Suite 2907
                                               Houston, TX 77010
                                             ----------------------- ------------------------
                                              Sarofim International  Vice President
                                             Management Company
                                               Two Houston Center
                                                     Suite 2907
                                               Houston, TX 77010
                                             ----------------------- ------------------------
                                             The Sarofim Group, Inc. Vice President
                                               Two Houston Center
                                                     Suite 2907
                                               Houston, TX 77010
-------------------------------------------- ----------------------- ------------------------
David T. Searls III                              Sarofim Trust Co.   Vice President
Vice President                                 Two Houston Center
-------------------------------------------- ----------------------- ------------------------


                                      C-33



-------------------------------------------- ----------------------- ------------------------
                                                   Suite 2907
                                              Houston, TX 77010
                                           ------------------------ ------------------------
                                             Sarofim International  Vice President
                                           Management Company
                                             Two Houston Center
                                                   Suite 2907
                                              Houston, TX 77010
                                           ------------------------ ------------------------
                                           The Sarofim Group, Inc.  Vice President
                                             Two Houston Center
                                                   Suite 2907
                                              Houston, TX 77010
------------------------------------------ ------------------------ ------------------------
Daniel S. Crumrine                             Sarofim Trust Co.    Vice President, Chief
Vice President and Chief Financial Officer   Two Houston Center     Financial Officer,
                                                   Suite 2907       Secretary and Director
                                              Houston, TX 77010
                                           ------------------------ ------------------------
                                           Sarofim Realty Advisors  Vice President and Chief
                                                        Co.         Financial Officer
                                              8115 Preston Road
                                                    Suite 400
                                               Dallas, TX 75225
                                           ------------------------ ------------------------
                                             Sarofim International  Vice President and Chief
                                           Management Company       Financial Officer
                                             Two Houston Center
                                                   Suite 2907
                                              Houston, TX 77010
                                           ------------------------ ------------------------
                                           The Sarofim Group, Inc.  Vice President and Chief
                                             Two Houston Center     Financial Officer
                                                   Suite 2907
                                              Houston, TX 77010
------------------------------------------ ------------------------ ------------------------
Nancy Gilbert                                  Sarofim Trust Co.    Vice President
Vice President                               Two Houston Center
                                                   Suite 2907
                                              Houston, TX 77010
                                           ------------------------ ------------------------
                                             Sarofim International  Vice President
                                           Management Company
                                             Two Houston Center
                                                   Suite 2907
                                              Houston, TX 77010
                                           ------------------------ ------------------------
                                           Sarofim Realty Advisors  Vice President
                                                        Co.
                                              8115 Preston Road
                                                    Suite 400
                                               Dallas, TX 75225
                                           ------------------------ ------------------------
                                           The Sarofim Group, Inc.  Vice President
                                             Two Houston Center
                                                   Suite 2907
                                              Houston, TX 77010
------------------------------------------ ------------------------ ------------------------
John M. Ratcliff                               Sarofim Trust Co.    Vice President
Vice President                               Two Houston Center
------------------------------------------ ------------------------ ------------------------


                                      C-34



------------------------------------------ ------------------------ ------------------------
                                                Suite 2907
                                           Houston, TX 77010
                                    --------------------------------------------------------
                                        Sarofim Realty Advisors      Vice President
                                                     Co.
                                           8115 Preston Road
                                                 Suite 400
                                            Dallas, TX 75225
                                     --------------------------------------------------------
                                          Sarofim International      Vice President
                                        Management Company
                                          Two Houston Center
                                                Suite 2907
                                           Houston, TX 77010
                                     --------------------------------------------------------
                                        The Sarofim Group, Inc.      Vice President
                                          Two Houston Center
                                                Suite 2907
                                           Houston, TX 77010
------------------------------------------ ------------------------ ------------------------

FIRST MANHATTAN CO.
First Manhattan Co. ("FMC") serves as the investment adviser for the FMC Select
Fund and FMC Strategic Value Fund. The principal address of FMC is 399 Park
Avenue, New York, New York 10022-7001. FMC is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.

---------------------------- ------------------------------ --------------------------
  NAME AND POSITION WITH       NAME OF OTHER COMPANY          CONNECTION WITH OTHER
     INVESTMENT ADVISER                                                COMPANY
---------------------------- ------------------------------ --------------------------
David Sanford Gottesman,        Berkshire Hathaway, Inc.    Member, Board of Directors
Senior Managing Director
                             ------------------------------ --------------------------
                             American Museum of Natural                  Trustee
                                           History
                             ------------------------------ --------------------------
                                    Mount Sinai Center                   Trustee
                             ------------------------------ --------------------------
                                    Yeshiva University                   Trustee
---------------------------- ------------------------------ --------------------------
Daniel Rosenbloom, Senior         NYU Medical Center              Associate Trustee
Managing Director
                             ------------------------------ --------------------------
                             National Foundation for Facial              Trustee
                                      Reconstruction
---------------------------- ------------------------------ --------------------------
Charles M. Rosenthal, Senior           Carnegie Hall                     Trustee
Managing Director
                             ------------------------------ --------------------------
                             Marine Biological Laboratory                Trustee
---------------------------- ------------------------------ --------------------------
Arthur Joel Stainman, Senior      Ark Restaurants Corp.     Member, Board of Directors
Managing Director
                                     Rider University                    Trustee
---------------------------- ------------------------------ --------------------------
Robert W. Gottesman, Chief           Gruss Foundation                    Trustee
Executive Officer and Senior
Managing Director
---------------------------- ------------------------------ --------------------------
William F. Guardenier,       John Hart Hunter Foundation                 Trustee
Senior Managing Director
                             ------------------------------ --------------------------
                                  New Hampton School                     Trustee
---------------------------- ------------------------------ --------------------------

                                      C-35


HAMLIN CAPITAL MANAGEMENT, LLC
Hamlin Capital Management, LLC ("Hamlin") serves as the investment adviser for the Hamlin High Dividend Equity Fund. The principal address of Hamlin is 640
Fifth Avenue, 6th Floor, New York, New York 10019. Hamlin is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2013 and 2014.



-------------------------- ---------------------------------- ---------------------
 NAME AND POSITION WITH        NAME AND PRINCIPAL BUSINESS    CONNECTION WITH OTHER
   INVESTMENT ADVISER           ADDRESS OF OTHER COMPANY              COMPANY
-------------------------- ---------------------------------- ---------------------
 Mark Stitzer -- Managing      Hamlin Capital Advisors, LLC              Owner
            Partner          5550 West Executive Drive, Suite
                                                540
                                       Tampa, FL 33609
-------------------------- ---------------------------------- ---------------------
Joseph Bridy -- Partner &      Hamlin Capital Advisors, LLC              Owner
Fixed Income Portfolio       5550 West Executive Drive, Suite
Manager                                         540
                           Tampa, FL 33609
-------------------------- ---------------------------------- ---------------------
 Chris D'Agnes -- Partner      Hamlin Capital Advisors, LLC              Owner
     & Equity Portfolio      5550 West Executive Drive, Suite
           Manager                              540
                                       Tampa, FL 33609
-------------------------- ---------------------------------- ---------------------
Charlie Garland -- Partner     Hamlin Capital Advisors, LLC              Owner
    and Equity Portfolio     5550 West Executive Drive, Suite
           Manager                              540
                                       Tampa, FL 33609
-------------------------- ---------------------------------- ---------------------
Deborah Finegan -- Partner     Hamlin Capital Advisors, LLC              Owner
& Chief Operating Officer    5550 West Executive Drive, Suite
                                                540
                                       Tampa, FL 33609
-------------------------- ---------------------------------- ---------------------


HARRIS ASSOCIATES L.P.
Harris Associates L.P. ("Harris") is a registered investment adviser under the Investment Advisers Act of 1940. Harris serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The directors and executive officers of Harris, or Harris Associates, Inc. ("HAI"), its general partner, have had as their sole business, profession, vocation or employment during the past two years only their duties as executive officers/employees of Harris;
Harris' ultimate parent company, Natixis Global Asset Management ("NGAM"); HAI;
Harris Associates Investment Trust ("HAIT"), a U.S. registered investment company consisting of the seven Oakmark Funds for which Harris serves as the advisor and sponsor; and/or Harris Associates Securities L.P. ("HASLP"), an affiliated limited-purpose broker-dealer of which Harris is a limited partner.
The business address of Harris, HAI, HAIT and HASLP is Two North LaSalle
Street, Suite 500, Chicago, Illinois 60602. The information listed below is for the fiscal years ended October 31, 2013 and 2014.

-------------------------- --------------------- -------------------------------
    NAME AND POSITION WITH NAME OF OTHER COMPANY      CONNECTION WITH OTHER
       INVESTMENT ADVISER                                      COMPANY
-------------------------- --------------------- -------------------------------
Robert M. Levy                           HAI     Director, Chairman and Chief
Chairman, Chief Investment                       Investment Officer, U.S. Equity
                           --------------------- -------------------------------
Officer, U.S. Equity and                HAIT     Executive Vice President
                           --------------------- -------------------------------
Portfolio Manager                      HASLP     Chairman and Chief Investment
                                                 Officer, U.S. Equity
-------------------------- --------------------- -------------------------------
Kristi L. Rowsell                        HAI     Director and President
                           --------------------- -------------------------------
President                               HAIT     Trustee and President
                           --------------------- -------------------------------
                                       HASLP     President
-------------------------- --------------------- -------------------------------


                                      C-36



-------------------------------- ----- ---------------------------------
Thomas E. Herman                   HAI Chief Financial Officer and
Chief Financial Officer and            Treasurer
                                 ----- ---------------------------------
Treasurer                         HAIT Principal Financial Officer
                                 ----- ---------------------------------
                                 HASLP Chief Financial Officer and
                                       Treasurer
-------------------------------- ----- ---------------------------------
David G. Herro                     HAI Director, Deputy Chairman, since
Deputy Chairman, Chief                 2015, and Chief Investment
Investment Officer,                    Officer, International Equity
                                 ----- ---------------------------------
International Equity, Portfolio   HAIT Vice President and Portfolio
Manager and Analyst                    Manager (Oakmark Global Select
                                       Fund, Oakmark International
                                       Fund and Oakmark International
                                       Small Cap Fund)
-------------------------------- ----- ---------------------------------
Anthony P. Coniaris                HAI Co-Chief Executive Officer,
Co-Chief Executive Officer,            since 2015
                                 ----- ---------------------------------
Portfolio Manager and Analyst     HAIT Vice President and Portfolio
                                       Manager (Oakmark Select Fund)
-------------------------------- ----- ---------------------------------
Kevin G. Grant                     HAI Co-Chief Executive Officer,
Co-Chief Executive Officer,            since 2015
                                 ----- ---------------------------------
Portfolio Manager and Analyst     HAIT Vice President and Portfolio
                                       Manager (Oakmark Fund)
-------------------------------- ----- ---------------------------------
Colin P. McFarland                 HAI Chief Compliance Officer
Chief Compliance Officer
-------------------------------- ----- ---------------------------------
Clyde S. McGregor                  HAI Vice President
                                 ----- ---------------------------------
Vice President and Portfolio      HAIT Vice President and Portfolio
Manager                                Manager (Oakmark Equity and
                                       Income Fund and Oakmark
                                       Global Fund)
-------------------------------- ----- ---------------------------------
Thomas W. Murray                   HAI Vice President and Director of
Vice President, Director of U.S.       U.S. Research
                                 ----- ---------------------------------
Research, Portfolio Manager       HAIT Vice President and Portfolio
and Analyst                            Manager (Oakmark Select Fund),
                                       since 2013
-------------------------------- ----- ---------------------------------
William C. Nygren                  HAI Vice President
                                 ----- ---------------------------------
Vice President, Portfolio         HAIT Vice President and Portfolio
Manager and Analyst                    Manager (Oakmark Fund,
                                       Oakmark Select Fund and
                                       Oakmark Global Select Fund)
-------------------------------- ----- ---------------------------------
Janet L. Reali                     HAI Director, Vice President, General
Vice President, General                Counsel and Secretary
                                 ----- ---------------------------------
Counsel and Secretary             HAIT Vice President, Secretary and
                                       Chief Legal Officer
                                 ----- ---------------------------------
                                 HASLP General Counsel and Chief
                                       Compliance Officer
-------------------------------- ----- ---------------------------------
Robert A. Taylor                   HAI Vice President and Director of
Vice President, Director of            International Research
                                 ----- ---------------------------------
International Research,           HAIT Vice President and Portfolio
Portfolio Manager and Analyst          Manager (Oakmark Global Fund
                                       and Oakmark International Fund)
-------------------------------- ----- ---------------------------------
Michael L. Manelli                 HAI Vice President, since 2014
                                 ----- ---------------------------------
Vice President, Portfolio         HAIT Vice President and Portfolio
Manager and Analyst                    Manager (Oakmont International
-------------------------------- ----- ---------------------------------


                                      C-37



-------------- -------------------------- -----------------------------
                                          Small Cap Fund)
-------------- -------------------------- -----------------------------
Pierre Servant               HAI          Director
               -------------------------- -----------------------------
                  Natixis Global Asset    Chief Executive Officer and
                       Management         Member of Executive Committee
               21 quai d'Austerlitz 75013
                       Paris, France
-------------- -------------------------- -----------------------------
John Hailer                  HAI          Director
               -------------------------- -----------------------------
                  Natixis Global Asset    President and Chief Executive
                    Management LLC        Officer
                   399 Boylston Street
                   Boston, MA 02116
-------------- -------------------------- -----------------------------

HARVEST GLOBAL INVESTMENTS LIMITED
Harvest Global Investments Limited ("Harvest") serves as the investment adviser for the Harvest China All Assets Fund and the Harvest Intermediate Bond Fund. The principal address of Harvest is 31/F One Exchange Square, 8 Connaught Place, Central Hong Kong. Harvest is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2013 and 2014.

  NAME AND POSITION WITH      NAME AND PRINCIPAL         CONNECTION WITH OTHER
     INVESTMENT ADVISER   BUSINESS ADDRESS OF OTHER               COMPANY
                                     COMPANY
------------------------ ---------------------------- ------------------------
Zhao Xuejun              Harvest Capital Management   Director
Director                            Co Limited
                              8/F, China Resources
                          Building, No.8, Jianguomen
                            Beidajie, Beijing, China
                         ---------------------------- ------------------------
                         Harvest Wealth Management    Director
                                      Co., Ltd
                         Unit 4606-10, Shanghai Two
                             ifc, 8 Century Avenue,
                         Pudong New Area, Shanghai
                                        P.R.C
                         ---------------------------- ------------------------
                               Harvest Real Estate    Director
                             Investments (Cayman)
                                      Limited
                           190 Elgin Avenue, George
                          Town Grand Cayman KY1-
                             9005, Cayman Islands
                         ---------------------------- ------------------------
                               Harvest Real Estate    Director
                           Investment (HK) Limited
                         31/F, One Exchange Square,
                         8 Connaught Place, Central ,
                                    Hong Kong
                         ---------------------------- ------------------------
                         Ample Harvest Capital (Hong  Chairman
                                  Kong) Limited
                         31/F, One Exchange Square,
                         8 Connaught Place, Central ,
                                    Hong Kong
                         ---------------------------- ------------------------
                          Harvest Seven Stars Media   Director
                         Private Equity Group Limited
------------------------ ---------------------------- ------------------------

------------------------ ---------------------------- ------------------------
                             13/F, Gloucester Tower, The
                             Landmark, 15 Queen's Road,
                                       Central, HK
                             ---------------------------- --------------------
                              Harvest Hedge Investments   Director
                                          Limited
                               International Corporation
                              Services Ltd, P.O. box 472,
                               Harbour Place, 2nd Floor,
                               103 South Church Street,
                                  George Town, Grand
                               Cayman, Cayman Islands
                                        KY1-1106
                             ---------------------------- --------------------
                             Harvest Hedge Greater China  Director
                                     Long-short Fund
                             31/F, One Exchange Square,
                             8 Connaught Place, Central ,
                                        Hong Kong
                             ---------------------------- --------------------
                             Harvest Hedge Greater China  Director
                                 Long-short Seed Fund
                             31/F, One Exchange Square,
                             8 Connaught Place, Central ,
                                        Hong Kong
                             ---------------------------- --------------------
                             Harvest Hedge Greater China  Director
                                  Long-short US Fund
                             31/F, One Exchange Square,
                             8 Connaught Place, Central ,
                                        Hong Kong
                             ---------------------------- --------------------
                             Harvest Hedge Greater China  Director
                               Long-short Offshore Fund
                             31/F, One Exchange Square,
                             8 Connaught Place, Central ,
                                        Hong Kong
------------------------ ---------------------------- ------------------------
Choy Peng Wah                 Harvest USA Incorporation   Director
Director                      160 Greentree Drive, Suite
                               101, City of Dover 19904,
                               Country of Kent, State of
                               Delaware.
                             ---------------------------- --------------------
                             Harvest Krane Holding LLC    Director
                                   1350 Avenue of the
                                  Americas, 2nd Floor
                                 New York, NY 10019
                             ---------------------------- --------------------
                               Harvest Krane Investment   Director
                                            LLC
                                   1350 Avenue of the
                                  Americas, 2nd Floor
                                 New York, NY 10019
                             ---------------------------- --------------------
                                   Harvest Krane LLC      Director
------------------------ ---------------------------- ------------------------

                                 1350 Avenue of the
                                Americas, 2nd Floor
                               New York, NY 10019
                           ----------------------------- -------------------
                            Harvest Global Investments   Director
                                    (UK) Limited
                              5th Floor, 6 St. Andrew
                                         Street,
                                London, EC4A 3AE
                           ----------------------------- -------------------
                                 Harvest Alternative     Director
                            Investment Group Limited
                              P.O. Box 957, Offshore
                           Incorporations Centre, Road
                           Town, Tortola, British Virgin
                                         Islands
------------------------ ---------------------------- ------------------------
Li Ming                    Harvest Capital Management    Director
                                      Co Limited
                                8/F, China Resources
                           Building, No.8, Jianguomen
                                   Beidajie, Beijing
                         ----------------------------- -----------------------
                           Harvest Wealth Management     Director
                                        Co., Ltd
                           Unit 4606-10, Shanghai Two
                               ifc, 8 Century Avenue,
                           Pudong New Area, Shanghai
                                         P.R.C
------------------------ ---------------------------- ------------------------
 Wang Wei                  Harvest Capital Management    Chief Risk Officer,
 Director                             Co Limited         Director
                                8/F, China Resources
                           Building, No.8, Jianguomen
                                   Beidajie, Beijing
                         ----------------------------- -----------------------
                                 Harvest Alternative     Director
                            Investment Group Limited
                               P.O.Box 957, Offshore
                           Incorporations Centre, Road
                           Town, Tortola, British Virgin
                                    Islands
                         ----------------------------- -----------------------
                            Harvest Alternative          Director
                            Investments (HK) Limited
                           31/F, One Exchange Square,
                           8 Connaught Place, Central ,
                                      Hong Kong
------------------------ ---------------------------- ------------------------
 Kerry Chow                 Harvest USA Incorporation    Director
 Employee                   160 Greentree Drive, Suite
                             101, City of Dover 19904,
                             Country of Kent, State of
                                       Delaware.
------------------------ ---------------------------- ------------------------

------------------------ ---------------------------- ------------------------
                           Harvest Krane Holding LLC   Director
                                1350 Avenue of the
                                Americas, 2nd Floor
                               New York, NY 10019
                           --------------------------- -----------------------
                            Harvest Krane Investment   Director
                                     LLC
                           1350 Avenue of the
                                Americas, 2nd Floor
                               New York, NY 10019
                           --------------------------- -----------------------
                                Harvest Krane LLC      Director
                                1350 Avenue of the
                                Americas, 2nd Floor
                               New York, NY 10019
                           --------------------------- -----------------------
                           Harvest Global Investments  Director
                               (UK) Limited
                              5th Floor, 6 St. Andrew
                                   Street,
                                London, EC4A 3AE
------------------------ ---------------------------- ------------------------
David Tong                 Harvest USA Incorporation   Director
Employee                      160 Greentree Drive, Suite
                            101, City of Dover 19904,
                             Country of Kent, State of
                                      Delaware.
                           --------------------------- -----------------------
                           Harvest Krane Holding LLC   Director
                                1350 Avenue of the
                                Americas, 2nd Floor
                                New York, NY 10019
                           --------------------------- -----------------------
                            Harvest Krane Investment   Director
                                     LLC
                                1350 Avenue of the
                                Americas, 2nd Floor
                               New York, NY 10019
                           --------------------------- -----------------------
                                Harvest Krane LLC      Director
                                1350 Avenue of the
                                Americas, 2nd Floor
                               New York, NY 10019
------------------------ ---------------------------- ------------------------
Thomas Kwan                   DKJ Company Limited      Director
Employee                   Flat E, 11/F, Block 4, Nam
                           Fu Estate, Quarry Bay, HK
----------- --------------------------- --------

HAVERFORD FINANCIAL SERVICES, INC.
Haverford Financial Services, Inc. ("Haverford") serves as the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford is Three Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087-4546. Haverford is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.

------------------------ -------------------------------- ------------------------------
  NAME AND POSITION WITH  NAME AND PRINCIPAL BUSINESS          CONNECTION WITH OTHER
     INVESTMENT ADVISER    ADDRESS OF OTHER COMPANY                     COMPANY
------------------------ -------------------------------- ------------------------------
George W. Connell         The Haverford Trust Company     Vice Chairman & Indirect Owner
Vice Chairman & Owner    3 Radnor Corporate Center, Suite
------------------------ -------------------------------- ------------------------------


                                      C-40



------------------------- --------------------------------- ------------------------------
  NAME AND POSITION WITH   NAME AND PRINCIPAL BUSINESS           CONNECTION WITH OTHER
     INVESTMENT ADVISER     ADDRESS OF OTHER COMPANY                      COMPANY
------------------------- --------------------------------- ------------------------------
                                            450
                                   Radnor, PA 19087
                          --------------------------------- ------------------------------
                           Haverford Trust Securities, Inc. Vice Chairman & Indirect Owner
                          3 Radnor Corporate Center, Suite
                                            450
                                   Radnor, PA 19087
                          --------------------------------- ------------------------------
                                 Drexel Morgan & Co.             CEO, President & Owner
                          3 Radnor Corporate Center, Suite
                                            450
                                   Radnor, PA 19087
                          --------------------------------- ------------------------------
                          Drexel Morgan Capital Advisers,        Director, Indirect Owner
                                            Inc.
                          3 Radnor Corporate Center, Suite
                                            305
                                   Radnor, PA 19087
                          --------------------------------- ------------------------------
                          Red Wing Management II, LLC                  Indirect Owner
                          3 Radnor Corporate Center, Suite
                                            305
                                   Radnor, PA 19087
------------------------- --------------------------------- ------------------------------
Joseph J. McLaughlin       The Haverford Trust Company               Chairman & CEO
Chairman, CEO & President 3 Radnor Corporate Center, Suite
                                            450
                                   Radnor, PA 19087
                          --------------------------------- ------------------------------
                           Haverford Trust Securities, Inc.     Registered Representative
                          3 Radnor Corporate Center, Suite
                                            450
                                   Radnor, PA 19087
------------------------- --------------------------------- ------------------------------
Binney H. C. Wietlisbach   The Haverford Trust Company                     President
Executive Vice President  3 Radnor Corporate Center, Suite
                                            450
                                   Radnor, PA 19087
                          --------------------------------- ------------------------------
                           Haverford Trust Securities, Inc.           CEO & President
                          3 Radnor Corporate Center, Suite
                                            450
                                   Radnor, PA 19087
------------------------- --------------------------------- ------------------------------
Henry B. Smith             The Haverford Trust Company             Vice President & CIO
Vice President and CIO    3 Radnor Corporate Center, Suite
                                            450
                                   Radnor, PA 19087
                          --------------------------------- ------------------------------
                           Haverford Trust Securities, Inc.     Registered Representative
                          3 Radnor Corporate Center, Suite
                                            450
                                   Radnor, PA 19087
------------------------- --------------------------------- ------------------------------


                                      C-41



------------------------- --------------------------------- ------------------------------
  NAME AND POSITION WITH   NAME AND PRINCIPAL BUSINESS          CONNECTION WITH OTHER
     INVESTMENT ADVISER     ADDRESS OF OTHER COMPANY                     COMPANY
------------------------- --------------------------------- ------------------------------
David Brune                The Haverford Trust Company                 Vice President
Vice President            3 Radnor Corporate Center, Suite
                                             450
                                   Radnor, PA 19087
                         ---------------------------------- -----------------------------
                           Haverford Trust Securities, Inc.    Registered Representative
                          3 Radnor Corporate Center, Suite
                                             450
                                   Radnor, PA 19087
------------------------ ---------------------------------- -----------------------------
John H. Donaldson          The Haverford Trust Company                 Vice President
Vice President            3 Radnor Corporate Center, Suite
                                             450
                                   Radnor, PA 19087
------------------------ ---------------------------------- -----------------------------
Timothy A. Hoyle           The Haverford Trust Company                 Vice President
Vice President            3 Radnor Corporate Center, Suite
                                             450
                                   Radnor, PA 19087
                         ---------------------------------- -----------------------------
                           Haverford Trust Securities, Inc.    Registered Representative
                          3 Radnor Corporate Center, Suite
                                             450
                                   Radnor, PA 19087
------------------------ ---------------------------------- -----------------------------
Jeffrey M. Bagley          The Haverford Trust Company                 Vice President
Vice President            3 Radnor Corporate Center, Suite
                                             450
                                   Radnor, PA 19087
------------------------ ---------------------------------- -----------------------------
MarieElena V. Ness         The Haverford Trust Company      VP & Chief Compliance Officer
Chief Compliance Officer  3 Radnor Corporate Center, Suite
                                             450
                                   Radnor, PA 19087
                         ---------------------------------- -----------------------------
                           Haverford Trust Securities, Inc. VP & Chief Compliance Officer
                          3 Radnor Corporate Center, Suite
                                             450
                                   Radnor, PA 19087
                         ---------------------------------- -----------------------------
                                 Drexel Morgan & Co.        VP & Chief Compliance Officer
                          3 Radnor Corporate Center, Suite
                                             450
                                   Radnor, PA 19087
                         ---------------------------------- -----------------------------
                         Regulatory Compliance Assistance,             Sole Member
                                            LLC
------------------------ ---------------------------------- -----------------------------


                                      C-42


INVESTMENT COUNSELORS OF MARYLAND, LLC
Investment Counselors of Maryland, LLC ("ICM") serves as the investment adviser to the ICM Small Company Portfolio. The principal address of ICM is 300 East
Lombard Street, Suite 810, Baltimore, Maryland 21202. ICM is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.

KAYNE ANDERSON CAPITAL ADVISORS, L.P.
Kayne Anderson Capital Advisors, L.P. ("KACALP") serves as an investment sub-adviser for the Cornerstone Advisors Real Assets Fund. The principal address of KACALP is 1800 Avenue of the Stars, Third Floor, Los Angeles,
California 90067. KACALP is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2013 and 2014, the KACALP portfolio manager responsible for the management of the Cornerstone Advisors Real Assets
Fund did not engage in any other business profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee, other than serving as Executive Vice President, Assistant Treasurer and Assistant Secretary of Kayne Anderson Energy Total Return Fund ("KYE"),
Kayne Anderson MLP Investment Company ("KYN"), Kayne Anderson Midstream/Energy
Fund ("KMF"), and Kayne Anderson Energy Development Company ("KED"). Each of these are publicly traded closed-end funds managed by KA Fund Advisors, LLC an affiliate of KACALP.

LOOMIS, SAYLES & COMPANY, L.P.
Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as the investment adviser to the Loomis Sayles Full Discretion Institutional Securitized Fund.
The address of Loomis Sayles is One Financial Center, Boston, Massachusetts
02111.  Loomis Sayles is an investment adviser registered under the Investment
Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.

------------------------ ----------------------------------- ---------------------------
 NAME AND POSITION WITH      NAME AND PRINCIPAL BUSINESS           CONNECTION WITH OTHER
   INVESTMENT ADVISER         ADDRESS OF OTHER COMPANY                      COMPANY
------------------------ ----------------------------------- ---------------------------
Robert J. Blanding       Loomis Sayles Funds I               President, CEO and Trustee
Chairman of the Board,   399 Bolyston Street, Boston, MA
Chief Executive Officer, 02116
                         ----------------------------------- ---------------------------
and Director             Loomis Sayles Funds II              CEO and Trustee
                         399 Bolyston Street, Boston, MA
                         02116
                         ----------------------------------- ---------------------------
                         Natixis Funds Trust I               Trustee
                         399 Bolyston Street, Boston, MA
                         02116
                         ----------------------------------- ---------------------------
                         Natixis Funds Trust II              Trustee
                         399 Bolyston Street, Boston, MA
                         02116
                         ----------------------------------- ---------------------------
                         Natixis Funds Trust IV              Trustee
                         399 Bolyston Street, Boston, MA
                         02116
                         ----------------------------------- ---------------------------
                         Gateway Trust                       Trustee
                         399 Bolyston Street, Boston, MA
                         02116
                         ----------------------------------- ---------------------------
                         Loomis Sayles Distributors, Inc.    Director
                         One Financial Center, Boston, MA
                         02111
                         ----------------------------------- ---------------------------
                         Loomis Sayles Investments Asia Pte. Director
------------------------ ----------------------------------- ---------------------------


                                      C-43


------------------------- -------------------------------------- ------------------------------
 NAME AND POSITION WITH       NAME AND PRINCIPAL BUSINESS              CONNECTION WITH OTHER
   INVESTMENT ADVISER          ADDRESS OF OTHER COMPANY                         COMPANY
------------------------- -------------------------------------- ------------------------------
                          Ltd.
                          10 Collyer Quay #14-06, Ocean
                          Financial Centre, Singapore 049315
                          -------------------------------------- ------------------------------
                          Loomis Sayles Investments Limited      Alternate Director
                          The Economist Plaza, 25 St. James's
                          Street, London, England SW1A 1 HA
                          -------------------------------------- ------------------------------
                          Natixis Asset Management Japan Co.     Director
                          Ltd.
                          Hibiya Kokusai Building --4F -- 2-2-3,
                          Uchisaiwaicho Chiyoda-ku, Tokyo,
                          100-0011 -- Japan
------------------------- -------------------------------------- ------------------------------
Daniel J. Fuss            Loomis Sayles Funds I                  Executive Vice President
Vice Chairman and         399 Bolyston Street, Boston, MA
Executive Vice President  02116
                          -------------------------------------- ------------------------------
                          Loomis Sayles Funds II                 Executive Vice President
                          399 Bolyston Street, Boston, MA
                          02116
------------------------- -------------------------------------- ------------------------------
Pierre Servant            Natixis Global Asset Management        CEO and Member of the
Director                  21 quai d'Austerlitz, 75634 Paris      Executive Board
                          cedex 13 - France
------------------------- -------------------------------------- ------------------------------
John T. Hailer            Natixis Global Asset Management,       President and CEO, U.S. & Asia
Director                  L.P.
                          399 Bolyston Street, Boston, MA
                          02116
                          -------------------------------------- ------------------------------
                          Natixis Funds Trust I                  Trustee
                          399 Bolyston Street, Boston, MA
                          02116
                          -------------------------------------- ------------------------------
                          Natixis Funds Trust II                 Trustee
                          399 Bolyston Street, Boston, MA
                          02116
                          -------------------------------------- ------------------------------
                          Natixis Funds Trust IV                 Trustee
                          399 Bolyston Street, Boston, MA
                          02116
                          -------------------------------------- ------------------------------
                          Gateway Trust                          Trustee
                          399 Bolyston Street, Boston, MA
                          02116
                          -------------------------------------- ------------------------------
                          Loomis Sayles Funds I                  Trustee
                          399 Bolyston Street, Boston, MA
                          02116
                          -------------------------------------- ------------------------------
                          Loomis Sayles Funds II                 Trustee
                          399 Bolyston Street, Boston, MA
                          02116
------------------------- -------------------------------------- ------------------------------
Kevin P. Charleston       Loomis Sayles Trust Co., LLC           Manager and President
Executive Vice President  One Financial Center, Boston, MA
and Chief Financial       02111
                          -------------------------------------- ------------------------------
Officer                   Loomis Sayles Investments Asia Pte.    Director
                          Ltd.
                          10 Collyer Quay #14-06, Ocean
                          Financial Centre, Singapore 049315
------------------------- -------------------------------------- ------------------------------
John F. Gallagher III     Loomis Sayles Distributors, Inc.       President
Executive Vice President, One Financial Center, Boston, MA
------------------------- -------------------------------------- ------------------------------


                                      C-44



-------------------------- ----------------------------------- ---------------------------
 NAME AND POSITION WITH        NAME AND PRINCIPAL BUSINESS           CONNECTION WITH OTHER
   INVESTMENT ADVISER           ADDRESS OF OTHER COMPANY                      COMPANY
-------------------------- ----------------------------------- ---------------------------
and Director               02111
                           ----------------------------------- ---------------------------
                           Loomis Sayles Distributors, L.P.    President
                           One Financial Center, Boston, MA
                           02111
                           ----------------------------------- ---------------------------
                           Loomis Sayles Investments Asia Pte. Director
                           Ltd.
                           10 Collyer Quay #14-06, Ocean
                           Financial Centre, Singapore 049315
-------------------------- ----------------------------------- ---------------------------
Jean S. Loewenberg         Loomis Sayles Distributors, Inc.    Director
Executive Vice President,  One Financial Center, Boston, MA
General Counsel,           02111
                           ----------------------------------- ---------------------------
Secretary, and Director    Loomis Sayles Trust Co., LLC        Manager and Secretary
                           One Financial Center, Boston, MA
                           02111
                           ----------------------------------- ---------------------------
                           Loomis Sayles Investments Asia Pte. Director
                           Ltd.
                           10 Collyer Quay #14-06, Ocean
                           Financial Centre, Singapore 049315
-------------------------- ----------------------------------- ---------------------------
John R. Gidman             Loomis Sayles Solutions, LLC        President
Executive Vice President,  One Financial Center, Boston, MA
Chief Information Officer, 02111
and Director
-------------------------- ----------------------------------- ---------------------------
Jaehoon Park, Executive    Loomis Sayles Investments Asia Pte. Director
Vice President, Chief      Ltd.
Investment Officer, and    10 Collyer Quay #14-06, Ocean
Director                   Financial Centre, Singapore 049315
-------------------------- ----------------------------------- ---------------------------


LSV ASSET MANAGEMENT
LSV Asset Management ("LSV") serves as the investment adviser to the LSV Value
Equity Fund, LSV Conservative Value Equity Fund, LSV Small Cap Value Fund, LSV
Global Value Fund, LSV U.S. Managed Volatility Fund and LSV Global Managed
Volatility Fund(. LSV also serves as the investment sub-adviser to the Cornerstone Advisors Global Public Equity Fund. The address of LSV is 155 North
Wacker Drive, Suite 4600, Chicago, Illinois 60606. LSV is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.

---------------------------- --------------------------- ---------------------
   NAME AND POSITION WITH    NAME AND PRINCIPAL BUSINESS CONNECTION WITH OTHER
      INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY           COMPANY
---------------------------- --------------------------- ---------------------
Josh O'Donnell,                   Kirkland & Ellis LLP             Partner
Chief Compliance Officer and        300 North LaSalle         October 2010 to
Chief Legal Officer                 Chicago, IL 60654         November 2013
---------------------------- --------------------------- ---------------------

MARSICO CAPITAL MANAGEMENT, LLC
Marsico Capital Management, LLC ("Marsico") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Marsico is 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico is an investment adviser registered under the Investment Advisers Act of 1940.

                                      C-45

During the fiscal years ended October 31, 2013 and 2014, no director, officer or partner of Marsico engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NUMERIC INVESTORS LLC
Numeric Investors LLC ("Numeric") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund and Cornerstone Advisors Public
Alternatives Fund. The principal address of Numeric is 470 Atlantic Avenue, 6th
Floor, Boston, Massachusetts 02210. Numeric is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.

----------------------------- ------------------------------ --------------------------------
     NAME AND POSITION WITH   NAME AND PRINCIPAL BUSINESS         CONNECTION WITH OTHER
        INVESTMENT ADVISER     ADDRESS OF OTHER COMPANY                    COMPANY
----------------------------- ------------------------------ --------------------------------
Eric Burl, Director (Numeric        Man Investments Inc.     Director (January 2013 --
Holdings LLC)                   452 Fifth Avenue, 27th Floor Present)
                                    New York, NY 10018
                                                             President (July 2014 -- Present)
                                                             Vice President (January 2013 --
                                                             July 2014)
                              ------------------------------ --------------------------------
                                           GLG LLC           President (January 2014 --
                                452 Fifth Avenue, 27th Floor Present)
                                    New York, NY 10018
                                                             Vice President (January 2013 --
                                                             January 2014)
----------------------------- ------------------------------ --------------------------------
Michael Even, Chief Executive      Numeric Holdings LLC      Director
Officer & President           470 Atlantic Avenue, 6th Floor
                                      Boston, MA 02210
                              ------------------------------ --------------------------------
                                The Trustees of Reservations Investment Committee Member
                                               Fund
                                        572 Essex Street
                                     Beverly, MA 01915
                              ------------------------------ --------------------------------
                              Massachusetts Pension Reserves Investment Committee Member
                              Investment Management Board
                                  84 State Street, Suite 250
                                      Boston, MA 02109
                              ------------------------------ --------------------------------
                                        Man Group plc        Executive Committee Member
                                       Riverbank House       (September 2014 -- Present)
                                          2 Swan Lane
                                     London EC4R 3AD
                                       United Kingdom
----------------------------- ------------------------------ --------------------------------
Antoine Forterre, Director                      ---                             ---
(Numeric Holdings LLC)
----------------------------- ------------------------------ --------------------------------

                                      C-46



----------------------------- ------------------------------ --------------------------------
Robert Furdak, Chief Investment      Numeric Holdings LLC        Director (2004 -- September
Officer & Head of Portfolio     470 Atlantic Avenue, 6th Floor   2014)
Management                             Boston, MA 02210
                                -------------------------------- -----------------------------
                                    Wellesley Youth Hockey       Director
                                         P.O. Box 812182
                                      Wellesley, MA 02482
------------------------------- -------------------------------- -----------------------------
Richard Hanna, Chief Financial            Man Americas           Chief Operating Officer
Officer                          452 Fifth Avenue, 27th Floor    (September 2014 -- Present)
                                      New York, NY 10018
                                -------------------------------- -----------------------------
                                  Numeric Emerging Markets       Director (September 2014 --
                                Small Cap Core Offshore Fund     Present)
                                                 Ltd.
                                Ogier Fiduciary Services (BVI)
                                 Limited, Nemours Chambers,
                                  P.O. Box 3170, Road Town,
                                 Tortola, British Virgin Islands
                                -------------------------------- -----------------------------
                                Numeric Multi-Strategy Market    Director
                                Neutral Levered Offshore Fund
                                                 Ltd.
                                Ogier Fiduciary Services (BVI)
                                 Limited, Nemours Chambers,
                                  P.O. Box 3170, Road Town,
                                 Tortola, British Virgin Islands
                                -------------------------------- -----------------------------
                                Numeric World Market Neutral     Director (2010 -- May 2014)
                                      Offshore Fund I Ltd.
                                Ogier Fiduciary Services (BVI)
                                 Limited, Nemours Chambers,
                                  P.O. Box 3170, Road Town,
                                 Tortola, British Virgin Islands
                                -------------------------------- -----------------------------
                                Numeric Absolute Return Fund     Director
                                                 Ltd.
                                Ogier Fiduciary Services (BVI)
                                 Limited, Nemours Chambers,
                                  P.O. Box 3170, Road Town,
                                 Tortola, British Virgin Islands
                                -------------------------------- -----------------------------
                                Numeric Socially Aware Multi-    Director
                                        Strategy Fund Ltd.
                                Ogier Fiduciary Services (BVI)
                                 Limited, Nemours Chambers,
                                  P.O. Box 3170, Road Town,
                                 Tortola, British Virgin Islands
                                -------------------------------- -----------------------------
                                 Numeric World Fundamental       Director (2010 -- March 2013)
----------------------------- ------------------------------ ---------------------------------


                                      C-47




                              -------------------------------- -------------------------
                               Statistical Arbitrage Levered
                                          Fund I Ltd.
                              Ogier Fiduciary Services (BVI)
                               Limited, Nemours Chambers,
                                P.O. Box 3170, Road Town,
                              Tortola, British Virgin Islands
---------------------------- -------------------------------- ---------------------------
Shanta Puchtler, Chief                  Man Group plc         Executive Committee Member
Investment Officer & Head of          Riverbank House         (September 2014 -- Present)
Research                                 2 Swan Lane
                                     London EC4R 3AD
                                       United Kingdom
---------------------------- -------------------------------- ---------------------------
Emmanuel Roman, Director                Man Group plc         Director
(Numeric Holdings LLC)                Riverbank House
                                         2 Swan Lane
                                     London EC4R 3AD
                                       United Kingdom
                             -------------------------------- ---------------------------
                                       Grupo Prisa SA         Non-Executive Director
                                         Avda. de los
                                          Artesanos 6
                                      28760 Tres Cantos
                                        Madrid, Spain
                             -------------------------------- ---------------------------
                               Hedge Fund Standards Board     Trustee/Director
                                            Limited
                                 New Bridge Street House
                                  30-34 New Bridge Street
                                     London EC4V 6BJ
                             -------------------------------- ---------------------------
                                The Royal Marsden Cancer      Trustee/Director
                                             Charity
                               The Royal Marsden Hospital
                                      203 Fulham Road
                                       London SW3 6JJ
                             -------------------------------- ---------------------------
                                Greenhouse Schools Project    Trustee/Director
                             Limited (now Greenhouse Sports
                                            Limited)
                               Unit 2D, Woodstock Studios
                                    36 Woodstock Grove
                                      London W12 8LE
                             -------------------------------- ---------------------------
                                       Tate Foundation        Trustee/Director
                                            Millbank
                                     London SW1P 4RG
---------------------------- -------------------------------- ---------------------------
Dunyelle Rosen, Chief              Li-Fraumeni Syndrome       Board Member
Compliance Officer                        Association
                                        P.O. Box 6458
                                    Holliston, MA 01746
---------------------------- -------------------------------- ---------------------------

                                      C-48



                              -------------------------------- ---------------------------
                                   Natixis Global Asset      Vice President, Compliance
                                    Management, L.P.         Manager & Counsel (2010 -- June
                                   399 Boylston Street       2013)
                                    Boston, MA 02116
                              -------------------------------- ---------------------------

OFI STEELPATH, INC.
OFI SteelPath, Inc. ("OFI SteelPath") serves as an investment sub-adviser for the Cornerstone Advisors Income Opportunities Fund. The principal address of
OFI SteelPath is 2100 McKinney Ave., Suite 1401, Dallas, Texas 75201. OFI
SteelPath is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.

The business address of each Other Company listed below is 225 Liberty Street, 11th Floor, New York, NY 10281-1008, unless otherwise noted.

----------------------- ------------------------------------ ---------------------------
 NAME AND POSITION WITH     NAME AND PRINCIPAL BUSINESS            CONNECTION WITH OTHER
   INVESTMENT ADVISER        ADDRESS OF OTHER COMPANY                       COMPANY
----------------------- ------------------------------------ ---------------------------
Kristie M. Feinberg        Oppenheimer Acquisition Corp.     Assistant Treasurer
                        ------------------------------------ ---------------------------
Treasurer                       OppenheimerFunds, Inc.       Treasurer
                        ------------------------------------ ---------------------------
                        OFI Global Asset Management, Inc.    Senior Vice President &
                                                             Treasurer
                        ------------------------------------ ---------------------------
                        OppenheimerFunds Distributor, Inc.   Assistant Treasurer
                        ------------------------------------ ---------------------------
                             OFI Global Institutional, Inc.  Treasurer
                        ------------------------------------ ---------------------------
                          HarbourView Asset Management       Treasurer
                                        Corporation
                        ------------------------------------ ---------------------------
                              OFI Global Trust Company       Director
                        ------------------------------------ ---------------------------
                                Oppenheimer Real Asset       Treasurer
                                    Management, Inc.
                        ------------------------------------ ---------------------------
                             OFI Private Investments, Inc.   Treasurer
                        ------------------------------------ ---------------------------
                               Shareholder Services, Inc.    Treasurer
                        6803 S. Tucson Way, Centennial, CO
                                           80112
                        ------------------------------------ ---------------------------
                           Trinity Investment Management     Treasurer
                                        Corporation
                        301 North Spring Street, Bellefonte,
                                         PA 16823
----------------------- ------------------------------------ ---------------------------
Arthur S. Gabinet          Oppenheimer Acquisition Corp.     Vice President, Secretary &
                                                             General Counsel
General Counsel
                        ------------------------------------ ---------------------------
                                OppenheimerFunds, Inc.       Chief Legal Officer
----------------------- ------------------------------------ ---------------------------

                                      C-49



                   ------------------------------------ -----------------------------
                   OFI Global Asset Management, Inc.    Executive Vice President,
                                                        General Counsel & Secretary
                   ------------------------------------ -----------------------------
                   OppenheimerFunds Distributor, Inc.   Chief Legal Officer
                   ------------------------------------ -----------------------------
                        OFI Global Institutional, Inc.  Chief Legal Officer
                   ------------------------------------ -----------------------------
                     HarbourView Asset Management       Chief Legal Officer
                                   Corporation
                   ------------------------------------ -----------------------------
                         OFI Global Trust Company       Chief Legal Officer
                   ------------------------------------ -----------------------------
                           Oppenheimer Real Asset       Chief Legal Officer
                               Management, Inc.
                   ------------------------------------ -----------------------------
                        OFI Private Investments, Inc.   Chief Legal Officer
                   ------------------------------------ -----------------------------
                          Shareholder Services, Inc.    Chief Legal Officer
                   6803 S. Tucson Way, Centennial, CO
                                      80112
                   ------------------------------------ -----------------------------
                      Trinity Investment Management     Chief Legal Officer
                                   Corporation
                   301 North Spring Street, Bellefonte,
                                    PA 16823
------------------ ------------------------------------ -----------------------------
David M. Pfeffer      Oppenheimer Acquisition Corp.     Management Director &
                                                        Treasurer
Director and Chief
                   ------------------------------------ -----------------------------
Financial Officer          OppenheimerFunds, Inc.       Director & Chief Financial
                                                        Officer
                   ------------------------------------ -----------------------------
                   OFI Global Asset Management, Inc.    Director, Executive Vice
                                                        President and Chief Financial
                                                        Officer
                   ------------------------------------ -----------------------------
                   OppenheimerFunds Distributor, Inc.   Director & Chief Financial
                                                        Officer
                   ------------------------------------ -----------------------------
                        OFI Global Institutional, Inc.  Director & Chief Financial
                                                        Officer
                   ------------------------------------ -----------------------------
                     HarbourView Asset Management       Director, President & Chief
                                   Corporation          Financial Officer
                   ------------------------------------ -----------------------------
                           Oppenheimer Real Asset       Director & Chief Financial
                               Management, Inc.         Officer
                   ------------------------------------ -----------------------------
                        OFI Private Investments, Inc.   Director & Chief Financial
                                                        Officer
                   ------------------------------------ -----------------------------
                          Shareholder Services, Inc.    Director & Chief Financial
                                                        Officer
                   6803 S. Tucson Way, Centennial, CO
------------------ ------------------------------------ -----------------------------


                                      C-50



                         ------------------------------------ -----------------------------
                                           80112
                         ------------------------------------ -----------------------------
                           Trinity Investment Management      Director & Chief Financial
                                        Corporation           Officer
                         301 North Spring Street, Bellefonte,
                                         PA 16823
                         ------------------------------------ -----------------------------
                            Tremont Group Holdings, Inc.      Director
                         555 Theodore Fremd Avenue, Rye,
                                         NY 10580
------------------------ ------------------------------------ -----------------------------
Arthur P. Steinmetz        Oppenheimer Acquisition Corp.      Chief Executive Officer,
                                                              President & Management
President and Director                                        Director
                         ------------------------------------ -----------------------------
                                OppenheimerFunds, Inc.        Director
                         ------------------------------------ -----------------------------
                         OFI Global Asset Management, Inc.    Chairman, Chief Executive
                                                              Officer, President & Director
                         ------------------------------------ -----------------------------
                          HarbourView Asset Management        Director
                                        Corporation
                         ------------------------------------ -----------------------------
                                Oppenheimer Real Asset        Director & President
                                    Management, Inc.
------------------------ ------------------------------------ -----------------------------
Mary Ann Picciotto              OppenheimerFunds, Inc.        Chief Compliance Officer
                         ------------------------------------ -----------------------------
Chief Compliance Officer OFI Global Asset Management, Inc.    Senior Vice President & Chief
                                                              Compliance Officer
                         ------------------------------------ -----------------------------
                             OFI Global Institutional, Inc.   Chief Compliance Officer
                         ------------------------------------ -----------------------------
                          HarbourView Asset Management        Chief Compliance Officer
                                        Corporation
                         ------------------------------------ -----------------------------
                              OFI Global Trust Company        Chief Compliance Officer
                         ------------------------------------ -----------------------------
                                Oppenheimer Real Asset        Chief Compliance Officer
                                    Management, Inc.
                         ------------------------------------ -----------------------------
                             OFI Private Investments, Inc.    Chief Compliance Officer
                         ------------------------------------ -----------------------------
                           Trinity Investment Management      Chief Compliance Officer
                                        Corporation
                         301 North Spring Street, Bellefonte,
                                         PA 16823
------------------------ ------------------------------------ -----------------------------
Janette Aprilante               OppenheimerFunds, Inc.        Secretary
                         ------------------------------------ -----------------------------
Secretary                OFI Global Asset Management, Inc.    Vice President & Assistant
                                                              Secretary
------------------------ ------------------------------------ -----------------------------

                                      C-51



                    ------------------------------------ ---------------------------------
                    OppenheimerFunds Distributor, Inc.   Secretary
                    ------------------------------------ ---------------------------------
                         OFI Global Institutional, Inc.  Secretary
                    ------------------------------------ ---------------------------------
                      HarbourView Asset Management       Secretary
                                    Corporation
                    ------------------------------------ ---------------------------------
                          OFI Global Trust Company       Assistant Secretary
                    ------------------------------------ ---------------------------------
                            Oppenheimer Real Asset       Secretary
                                Management, Inc.
                    ------------------------------------ ---------------------------------
                         OFI Private Investments, Inc.   Secretary
                    ------------------------------------ ---------------------------------
                           Shareholder Services, Inc.    Secretary
                    6803 S. Tucson Way, Centennial, CO
                                       80112
                    ------------------------------------ ---------------------------------
                       Trinity Investment Management     Secretary
                                    Corporation
                    301 North Spring Street, Bellefonte,
                                     PA 16823
------------------- ------------------------------------ ---------------------------------
Brian T. Hourihan           OppenheimerFunds, Inc.       Assistant Secretary
                    ------------------------------------ ---------------------------------
Assistant Secretary OFI Global Asset Management, Inc.    Senior Vice President & Assistant
                                                         Secretary
                    ------------------------------------ ---------------------------------
                    OppenheimerFunds Distributor, Inc.   Assistant Secretary
                    ------------------------------------ ---------------------------------
                         OFI Global Institutional, Inc.  Assistant Secretary
                    ------------------------------------ ---------------------------------
                      HarbourView Asset Management       Assistant Secretary
                                    Corporation
                    ------------------------------------ ---------------------------------
                          OFI Global Trust Company       Secretary
                    ------------------------------------ ---------------------------------
                            Oppenheimer Real Asset       Assistant Secretary
                                Management, Inc.
------------------- ------------------------------------ ---------------------------------
                         OFI Private Investments, Inc.   Assistant Secretary
                    ------------------------------------ ---------------------------------
                           Shareholder Services, Inc.    Assistant Secretary
                    6803 S. Tucson Way, Centennial, CO
                                       80112
                    ------------------------------------ ---------------------------------
                       Trinity Investment Management     Assistant Secretary
                                    Corporation
                    301 North Spring Street, Bellefonte,
                                     PA 16823
------------------- ------------------------------------ ---------------------------------
Gabriel Hammond            GKD Index Partners, LLC       Majority Partner


                                      C-52


------------------- ------------------------------------ ---------------------------------
Senior Vice President          1717 McKinney Avenue
                                   Suite 1450
                                  Dallas, TX 75202
------------------- ------------------------------------ ---------------------------------

PARAMETRIC PORTFOLIO ASSOCIATES LLC
Parametric Portfolio Associates LLC ("Parametric") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Parametric is 1918 Eighth Avenue, Suite 3100, Seattle,
Washington 98101. Parametric is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2013 and 2014, no director, officer or partner of Parametric engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

PHOCAS FINANCIAL CORPORATION
Phocas Financial Corporation ("Phocas") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of
Phocas is 980 Atlantic Avenue, Suite 106, Alameda, California 94501. Phocas is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2013 and 2014, no director, officer or partner of Phocas engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

RICE HALL JAMES & ASSOCIATES, LLC
Rice Hall James & Associates, LLC ("Rice Hall James") serves as the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James SMID Cap
Portfolio (formerly, Rice Hall James Mid Cap Portfolio) and Rice Hall James
Small Cap Portfolio. The principal address of Rice Hall James is 600 West
Broadway, Suite 1000, San Diego, California 92101-3383. Rice Hall James is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2013 and 2014, no director, officer or partner of Rice Hall James engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

SANDS CAPITAL MANAGEMENT, LLC
Sands Capital Management, LLC ("Sands Capital") serves as the investment adviser to the Sands Capital Global Growth Fund. The principal address of Sands
Capital is 1101 Wilson Boulevard, Suite 2300, Arlington, Virginia 22209. Sands
Capital is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2013 and 2014, no director, officer or partner of Sands Capital engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------- ---------------------------- --------------------------
     NAME AND POSITION WITH NAME AND PRINCIPAL BUSINESS       CONNECTION WITH OTHER
        INVESTMENT ADVISER   ADDRESS OF OTHER COMPANY                  COMPANY
--------------------------- ---------------------------- --------------------------
Frank M. Sands               Sands Capital Ventures, LLC Investment Board Member
Chief Executive Officer         1101 Wilson Boulevard
                                        Suite 2300
                                  Arlington, VA 22209
--------------------------- ---------------------------- --------------------------


                                      C-53


--------------------------- --------------------------- -------------------------
Michael Rubin               Sands Capital Ventures, LLC Managing Partner
Managing Director              1101 Wilson Boulevard
                                       Suite 2300
                                 Arlington, VA 22209
--------------------------- --------------------------- -------------------------
Jonathan Goodman            Sands Capital Ventures, LLC General Counsel and Chief
General Counsel and Officer    1101 Wilson Boulevard    Compliance Officer
                                       Suite 2300
                                 Arlington, VA 22209
--------------------------- --------------------------- -------------------------


SKY HARBOR CAPITAL MANAGEMENT, LLC
SKY Harbor Capital Management LLC ("SKY Harbor") serves as investment sub-adviser for the Registrant's Westwood Short Duration High Yield Fund and
Westwood Opportunistic High Yield Fund. The principal address of SKY Harbor is
20 Horseneck Lane, Greenwich, Connecticut 06830. SKY Harbor is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

SKY Harbor's Board consists of three management directors who are the co-founders of the firm and three outside directors. For the fiscal years ended
October 31, 2013 and 2014, none of the management directors, officers or employees of SKY Harbor is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.
The outside directors of SKY Harbor are engaged in other activities as set forth in the chart below.

-------------------------- --------------------------- ----------------------------
    NAME AND POSITION WITH NAME AND PRINCIPAL BUSINESS      CONNECTION WITH OTHER
       INVESTMENT ADVISER   ADDRESS OF OTHER COMPANY                 COMPANY
-------------------------- --------------------------- ----------------------------
Meryl D. Hartzband            Stone Point Capital, LLC Chief Investment Officer
Director                          20 Horseneck Lane
                             Greenwich, CT 06830 USA
-------------------------- --------------------------- ----------------------------
David J. Wermuth              Stone Point Capital, LLC Senior Principal and General
Director                          20 Horseneck Lane    Counsel
                             Greenwich, CT 06830 USA
-------------------------- --------------------------- ----------------------------
Fayez S. Muhtadie             Stone Point Capital, LLC Principal
Director                          20 Horseneck Lane
                             Greenwich, CT 06830 USA
-------------------------- --------------------------- ----------------------------


STRATEGIC INCOME MANAGEMENT, LLC
Strategic Income Management, LLC ("SiM") serves as an investment sub-adviser for the Cornerstone Advisors Income Opportunities Fund. The principal address of SiM is 720 Olive Way, Suite 1675, Seattle, Washington 98101. SiM is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.

-------------------------- ------------------------------ ----------------------------
    NAME AND POSITION WITH NAME AND PRINCIPAL BUSINESS         CONNECTION WITH OTHER
       INVESTMENT ADVISER   ADDRESS OF OTHER COMPANY                    COMPANY
-------------------------- ------------------------------ ----------------------------
Tim Black                           Integra Ventures      Partner (resigned effective
COO, CCO                             300 E Pine St.       November 12, 2012)
                                  Seattle, WA 98101
                           ------------------------------ ----------------------------
                                    Plx Pharma, Inc.      Board Member (resignation
                            8285 El Rio Street, Suite 130 effective November 25, 2013)
                                  Houston, TX 77054
-------------------------- ------------------------------ ----------------------------

                                      C-54


THOMSON HORSTMANN & BRYANT, INC.
Thomson Horstmann & Bryant, Inc. ("THB") serves as the investment adviser for the Thomson Horstmann & Bryant MicroCap Fund and the Thomson Horstmann & Bryant
Small Cap Value Fund. The principal address of THB is 501 Merritt 7, Norwalk,
Connecticut 06851. THB is an investment adviser registered under the Investment
Advisers Act of 1940.

During the fiscal years ended October 31, 2013 and 2014, no director, officer or partner of Thomson Horstmann & Bryant, Inc. engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

THOMPSON, SIEGEL & WALMSLEY LLC
Thompson, Siegel & Walmsley LLC ("TS&W") serves as the investment adviser to the TS&W Equity Portfolio and the TS&W Fixed Income Portfolio. The principal address of TS&W is 6806 Paragon Place, Suite 300, P.O. Box 6883, Richmond,
Virginia 23230. TS&W is an investment adviser registered under the Investment
Advisers Act of 1940.

During the fiscal years ended October 31, 2013 and 2014, no director, officer or partner of TS&W engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

THORNBURG INVESTMENT MANAGEMENT INC
Thornburg Investment Management Inc ("Thornburg") serves as an investment sub-adviser to the Cornerstone Advisors Global Public Equity Fund. The principal address of Thornburg is 2300 North Ridgetop Road, Santa Fe, New
Mexico, 87506. Thornburg is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.

----------------------- -------------------------------------- ---------------------------
 NAME AND POSITION WITH    NAME AND PRINCIPAL BUSINESS               CONNECTION WITH OTHER
   INVESTMENT ADVISER       ADDRESS OF OTHER COMPANY                          COMPANY
----------------------- -------------------------------------- ---------------------------
Garrett Thornburg,       Thornburg Securities Corporation (1), Chairman
Chairman                2300 North Ridgetop Road, Santa Fe
                                        NM 87506
                        -------------------------------------- ---------------------------
                         Thornburg Investment Trust, 2300      Chairman
                        North Ridgetop Road, Santa Fe NM
                                           87506
----------------------- -------------------------------------- ---------------------------
 (1) In addition to Thornburg Securities Corporation, Garrett Thornburg
maintains controlling beneficial interests in certain non-investment related entities and non-operating entities established for estate planning or investment purposes.

WELLS FARGO PORTFOLIO RISK ADVISORS, A DIVISION OF STRUCTURED ASSET INVESTORS,
LLC
Wells Fargo Portfolio Risk Advisors ("WFPRA"), a division of Structured Asset
Investors, LLC serves as an investment sub-adviser for the Cornerstone Advisors
Public Alternatives Fund. The principal address of WFPRA is 375 Park Avenue,
4th Floor, New York, New York 10152. WFPRA is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.

---------------------------- --------------------------- ---------------------------
     NAME AND POSITION WITH  NAME AND PRINCIPAL BUSINESS       CONNECTION WITH OTHER
        INVESTMENT ADVISER    ADDRESS OF OTHER COMPANY                  COMPANY
---------------------------- --------------------------- ---------------------------
William Threadgill                2561 Enterprise LLC    Member
Chief Administrative Officer          4 Adams Place
                                   Harrison, NY 10528
---------------------------- --------------------------- ---------------------------

                                      C-55


WESTWOOD MANAGEMENT CORP.
Westwood Management Corp. ("Westwood") serves as the investment adviser for the Westwood Income Opportunity Fund, Westwood SMidCap Fund, Westwood SMidCap Plus
Fund, Westwood LargeCap Value Fund, Westwood SmallCap Value Fund, Westwood
Dividend Growth Fund, Westwood Short Duration High Yield Fund, Westwood Global
Equity Fund, Westwood Global Dividend Fund, Westwood Emerging Markets Fund,
Westwood Emerging Markets Plus Fund, Westwood MLP and Strategic Energy Fund,
Westwood Opportunistic High Yield Fund, Westwood Strategic Global Convertibles
Fund, Westwood Market Neutral Income Fund and Westwood Worldwide Income
Opportunity Fund.  The principal address of Westwood is 200 Crescent Court,
Suite 1200, Dallas, Texas 75201. Westwood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2013 and 2014.

----------------------------- ---------------------------------------- ---------------------------
   NAME AND POSITION WITH          NAME AND PRINCIPAL BUSINESS           CONNECTION WITH OTHER
      INVESTMENT ADVISER            ADDRESS OF OTHER COMPANY                      COMPANY
----------------------------- ---------------------------------------- ---------------------------
Brian Casey                      Westwood Holdings Group, Inc.*             President and Chief
President and Chief Executive                (NYSE: WHG)                  Executive Officer and
Officer and Director              200 Crescent Court, Suite 1200                   Director
                                           Dallas, TX 75201
                              ---------------------------------------- ---------------------------
                                          Westwood Trust**                         Director
                                  200 Crescent Court, Suite 1200
                                           Dallas, TX 75201
                              ---------------------------------------- ---------------------------
                              Westwood International Advisors Inc. (A) Chief Executive Officer and
                                     181 Bay Street, Suite 2450                    Director
                                      Toronto, Ontario M5J 2S1
----------------------------- ---------------------------------------- ---------------------------
 Tiffany B. Kice                 Westwood Holdings Group, Inc.*           Chief Financial Officer
 Chief Financial Officer                     (NYSE: WHG)
                                  200 Crescent Court, Suite 1200
                                           Dallas, TX 75201
                              ---------------------------------------- ---------------------------
                              Westwood International Advisors Inc. (A)    Chief Financial Officer
                                     181 Bay Street, Suite 2450
                                      Toronto, Ontario M5J 2S1
                              ---------------------------------------- ---------------------------
                                   Westwood Advisors, LLC***              Chief Financial Officer
                                           One Pacific Place
                                 1125 South 103rd Street, Ste. 580
                                           Omaha, NE 68124
----------------------------- ---------------------------------------- ---------------------------
Mark R. Freeman, CFA             Westwood Holdings Group, Inc.*         Chief Investment Officer
Executive Vice President and                 (NYSE: WHG)
Chief Investment Officer          200 Crescent Court, Suite 1200
                                           Dallas, TX 75201
----------------------------- ---------------------------------------- ---------------------------
Sylvia L. Fry                    Westwood Holdings Group, Inc.*         Chief Compliance Officer
Chief Compliance Officer                     (NYSE: WHG)
                                  200 Crescent Court, Suite 1200
                                           Dallas, TX 75201
----------------------------- ---------------------------------------- ---------------------------


                                      C-56


---------------------- ------------------------------------ ------------------------
NAME AND POSITION WITH  NAME AND PRINCIPAL BUSINESS         CONNECTION WITH OTHER
  INVESTMENT ADVISER     ADDRESS OF OTHER COMPANY                    COMPANY
---------------------- ------------------------------------ ------------------------
                               Westwood Trust**             Chief Compliance Officer
                       200 Crescent Court, Suite 1200
                                Dallas, TX 75201
                       ------------------------------------ ------------------------
                        Westwood Advisors, LLC***           Chief Compliance Officer
                                One Pacific Place
                       1125 South 103 (rd) Street, Ste. 580
                                Omaha, NE 68124
---------------------- ------------------------------------ ------------------------

* Westwood Management Corp., Westwood Trust, Westwood Advisors, LLC, and Westwood International Advisors Inc. are wholly owned subsidiaries of Westwood Holdings Group, Inc., a publicly traded company on the NYSE (NYSE: WHG).

** Westwood Trust provides trust and custodial services and participation in common trust funds that it sponsors to institutions and high net worth individuals.

*** Westwood Advisors, LLC (formerly, McCarthy Group Advisors, LLC) is a SEC registered investment adviser located in Omaha, NE that manages investment limited liability companies.

A Westwood International Advisors Inc. is a Canadian Corporation located in Toronto, Ontario that is registered as a Portfolio Manager and Exempt Market Dealer with the Ontario Securities Commission (OSC) and the Autorit[] des march[]s financiers ("AMF") in Quebec.

 ITEM 32. PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

 The Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:





SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Institutional Managed Trust                           January 22, 1987
SEI Institutional International Trust                     August 30, 1988
The Advisors' Inner Circle Fund II                        January 28, 1993
Bishop Street Funds                                       January 27, 1995
SEI Asset Allocation Trust                                April 1, 1996
SEI Institutional Investments Trust                       June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)    April 1, 1999
Causeway Capital Management Trust                         September 20, 2001
ProShares Trust                                           November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act
          Qualified Investment Fund)                      January 8, 2007
TD Asset Management USA Funds                             July 25, 2007
SEI Structured Credit Fund, LP                            July 31, 2007
Wilshire Mutual Funds, Inc.                               July 12, 2008
Wilshire Variable Insurance Trust                         July 12, 2008
Global X Funds                                            October 24, 2008
ProShares Trust II                                        November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)  August 7, 2009
Schwab Strategic Trust                                    October 12, 2009
RiverPark Funds                                           September 8, 2010
Adviser Managed Trust                                     December 10, 2010
Huntington Strategy Shares                                July 26, 2011
New Covenant Funds                                        March 23, 2012
Cambria ETF Trust                                         August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)                    September 25, 2012
KraneShares Trust                                         December 18, 2012
LocalShares Investment Trust                              May 6, 2013
SEI Insurance Products Trust                              September 10, 2013
KP Funds                                                  September 19, 2013
The Advisors' Inner Circle Fund III                       February 12, 2014
J.P. Morgan Exchange-Traded Fund Trust                    April 1, 2014
O'Connor EQUUS                                            May 15, 2014
Winton Series Trust                                       December 11, 2014
SEI Catholic Values Trust                                 March 24, 2015
SEI Hedge Fund SPC                                        June 26, 2015
SEI Energy Debt Fund                                      June 30, 2015
Winton Diversified Opportunities Fund                     September 1, 2015

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.


                         POSITION AND OFFICE                                     POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER                                            WITH REGISTRANT
--------------------------------------------------------------------------------------------------------------
William M. Doran         Director                                                     Trustee
Edward D. Loughlin       Director                                                          --
Wayne M. Withrow         Director                                                          --
Kevin P. Barr            Director, President & Chief Executive Officer                     --
Maxine J. Chou           Chief Financial Officer, Chief Operations Officer,
                            & Treasurer                                                    --
Karen E. LaTourette      Chief Compliance Officer, Anti-Money Laundering
                            Officer & Assistant Secretary                                  --
John C. Munch            General Counsel & Secretary                                       --
Mark J. Held             Senior Vice President                                             --
John P. Coary            Vice President & Assistant Secretary                              --
Lori L. White            Vice President & Assistant Secretary                              --
Judith A. Hirx           Vice President                                                    --
Jason McGhin             Vice President                                                    --
Gary Michael Reese       Vice President                                                    --
Robert M. Silvestri      Vice President                                                    --

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodians:

U.S. Bank, National Association
800 Nicollett Mall
Minneapolis, Minnesota 55402-4302

MUFG Union Bank, N.A. (formerly known as Union Bank, N.A.)
350 California Street
6th Floor
San Francisco, California  94104

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f), the required books and records are maintained at the offices of the Registrant's investment advisers:

Acadian Asset Management LLC
260 Franklin Street
Boston, Massachusetts 02110

AJO, LP
230 South Broad Street, 20th Floor
Philadelphia, Pennsylvania 19102

Allianz Global Investors U.S. LLC
1633 Broadway
New York, New York 10019

AlphaOne Investment Services, LLC
One Tower Bridge
100 Front Street, Suite 1250
West Conshohocken, Pennsylvania 19428

AlphaSimplex Group, LLC
One Cambridge Center
Cambridge, Massachusetts 02142

AT Investment Advisers, Inc.
One South Wacker Drive, Suite 3500
Chicago, Illinois 60606

BlackRock Financial Management, LLC
55 East 52nd Street
New York, New York 10055

Cambiar Investors, LLC
200 Columbine Street, Suite 800
Denver,  Colorado  80206

CBRE Clarion Securities LLC
201 King of Prussia Road, Suite 600
Radnor, Pennsylvania 19087

Chautauqua Capital Management, LLC
921 Walnut Street, Suite 250
Boulder, Colorado 80302

ClariVest Asset Management LLC
11452 El Camino Real, Suite 250
San Diego, California 92130

Cornerstone Advisors, Inc.
225 108th Avenue NE, Suite 400
Bellevue, Washington 98004-5782

Cramer Rosenthal McGlynn LLC
520 Madison Avenue, 20th Floor
New York, New York 10022

C.S. McKee, LLP
One Gateway Center
Pittsburgh, Pennsylvania 15222

Driehaus Capital Management LLC
25 East Erie Street
Chicago, Illinois 60611-2703

Edgewood Management LLC
305 Park Avenue, 18th Floor
New York, New York 10022-6057

Fairpointe Capital LLC
One North Franklin Street, Suite 3300
Chicago, Illinois 60606-2401

Fayez Sarofim & Co.
2907 Two Houston Center
909 Fannin Street
Houston, Texas 77010

First Manhattan Co.
437 Madison Avenue
New York, New York 10022-7022

Hamlin Capital Management, LLC
640 Fifth Avenue, 6th Floor
New York, New York 10022

Harris Associates L.P.
Two North LaSalle Street, Suite 500
Chicago, Illinois 60602-3790

Harvest Global Investments Limited
31/F One Exchange Square
8 Connaught Place, Central
Hong Kong

Haverford Investment Management, Inc.
Three Radnor Corporate Center, Suite 450
Radnor, Pennsylvania 19087-4546

Investment Counselors of Maryland, LLC
300 East Lombard Street
Suite 810
Baltimore, Maryland 21202

Kayne Anderson Capital Advisors, L.P.
1800 Avenue of the Stars, Third Floor
Los Angeles, California 90067

Loomis, Sayles & Company, L.P.
One Financial Center
Boston, Massachusetts 02111-2621

LSV Asset Management
155 North Wacker Drive, Suite 4600,
Chicago, Illinois 60606

Marsico Capital Management, LLC
1200 17th Street, Suite 1600
Denver, Colorado 80202-5824

Numeric Investors LLC
470 Atlantic Avenue, 6th Floor
Boston, Massachusetts 02210

OFI SteelPath, Inc.
2100 McKinney Ave., Suite 1401
Dallas, Texas 75201

Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, Washington 98109

Phocas Financial Corporation
980 Atlantic Avenue, Suite 106
Alameda, California 94501-1001

Rice Hall James & Associates, LLC
600 West Broadway, Suite 1000
San Diego, California 92101-3383

Sands Capital Management, LLC
1101 Wilson Boulevard, Suite 2300
Arlington, Virginia 22209

SKY Harbor Capital Management, LLC
20 Horseneck Lane
Greenwich, Connecticut 06830

Strategic Income Management, LLC
720 Olive Way, Suite 1675
Seattle, Washington 98101

Thomson Horstmann & Bryant, Inc.
501 Merritt 7
Norwalk, Connecticut 06851

Thompson, Siegel & Walmsley LLC
6806 Paragon Place, Suite 300
Richmond, Virginia 23230

Thornburg Investment Management Inc
2300 North Ridgetop Road
Santa Fe, New Mexico 87506

Westwood Management Corp.
200 Crescent Court, Suite 1200
Dallas, Texas 75201

Wells Fargo Portfolio Risk Advisors,
a Division of Structured Asset Investors, LLC
375 Park Avenue
4th Floor
New York, New York 10152

ITEM 34. MANAGEMENT SERVICES: None.

ITEM 35. UNDERTAKINGS: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 260 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 23rd day of December, 2015.

                                             THE ADVISORS' INNER CIRCLE FUND


                                             By:           *
                                                 --------------------------
                                                 Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


           *                        Trustee                    December 23, 2015
------------------------------
John K. Darr

           *                        Trustee                    December 23, 2015
------------------------------
William M. Doran

           *                        Trustee                    December 23, 2015
------------------------------
Joseph T. Grause, Jr.

           *                        Trustee                    December 23, 2015
------------------------------
Mitchell A. Johnson

           *                        Trustee                    December 23, 2015
------------------------------
Betty L. Krikorian

           *                        Trustee                    December 23, 2015
------------------------------
Robert A. Nesher

           *                        Trustee                    December 23, 2015
------------------------------
Bruce Speca

           *                        Trustee                    December 23, 2015
------------------------------
George J. Sullivan, Jr.

           *                        President                  December 23, 2015
------------------------------
Michael Beattie

           *                        Treasurer, Controller &    December 23, 2015
------------------------------      Chief Financial Officer
Stephen Connors


*By: /s/ Dianne M. Descoteaux
     -------------------------
     Dianne M. Descoteaux
     Attorney-in-Fact